    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 7, 2006.

                                                            FILE NO. 033-71688

                                                                     811-08154

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                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                 ------------

                                   FORM N-4

                            REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933

                                 ------------

PRE-EFFECTIVE AMENDMENT NO.                                / /
POST-EFFECTIVE AMENDMENT NO.  20                           /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO.  60                                          /X/

                              SEPARATE ACCOUNT A

                          (Exact Name of Registrant)

                    UNION SECURITY LIFE INSURANCE COMPANY
                                 OF NEW YORK

                              (Name of Depositor)

                             576 BIELENBERG DRIVE
                             WOODBURY, MN 55125

                  (Address of Depositor's Principal Offices)

                                (651) 361-5590

              (Depositor's Telephone Number, Including Area Code)

                            CHRISTOPHER M. GRINNELL
                       HARTFORD LIFE INSURANCE COMPANY
                               P.O. BOX 2999
                           HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                 ------------

                APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                 ------------

It is proposed that this filing will become effective:

/ /      immediately upon filing pursuant to paragraph (b) of Rule 485

/X/      on May 1, 2006 pursuant to paragraph (b) of Rule 485

/ /      60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /      on                 , pursuant to paragraph (a)(1) of Rule 485

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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

                                    PART A

OPPORTUNITY VARIABLE ANNUITY



SEPARATE ACCOUNT A
ISSUED BY:
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
P.O. BOX 64272
ST. PAUL, MINNESOTA 55164
ADMINISTERED BY:
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085


TELEPHONE:    1-800-862-6668 (CONTRACT OWNERS)
              1-800-862-7155 (REGISTERED REPRESENTATIVES)


                                                           [THE HARTFORD LOGO]

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This prospectus describes information you should know before you purchase the
Opportunity Variable Annuity. Please read it carefully before you purchase your variable annuity.



Opportunity Variable Annuity is a contract between you and Union Security Life Insurance Company of New York (formerly First Fortis Life Insurance Company) where you agree to make at least one Premium Payment and Fortis agrees to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:


X   Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.


At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.


You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and, like this prospectus, the Statement of Additional Information is filed with the Securities and Exchange Commission ("SEC").

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.
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PROSPECTUS DATED: MAY 1, 2006



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2006

2                          UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK


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TABLE OF CONTENTS


                                                                                                                             PAGE
-----------------------------------------------------------------------------------------------------------------------------------
DEFINITIONS                                                                                                                     3
FEE TABLE                                                                                                                       5
HIGHLIGHTS                                                                                                                      7
GENERAL CONTRACT INFORMATION                                                                                                    8
     Union Security Life Insurance Company of New York                                                                          8
     The Separate Account                                                                                                       8
     The Funds                                                                                                                  8
PERFORMANCE RELATED INFORMATION                                                                                                12
FIXED ACCUMULATION FEATURE                                                                                                     13
THE CONTRACT                                                                                                                   14
     Purchases and Contract Value                                                                                              14
     Charges and Fees                                                                                                          18
     Death Benefit                                                                                                             20
     Surrenders                                                                                                                21
ANNUITY PAYOUTS                                                                                                                22
OTHER PROGRAMS AVAILABLE                                                                                                       24
OTHER INFORMATION                                                                                                              24
     Legal Matters                                                                                                             25
     More Information                                                                                                          26
FEDERAL TAX CONSIDERATIONS                                                                                                     26
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                                                                       32
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                                                             33
APPENDIX II -- ACCUMULATION UNIT VALUES                                                                                        39

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                          3


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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION PERIOD: The time after you purchase the Contract until we begin to make Annuity Payouts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Hartford Life Insurance Company administers these Contracts. Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and withdrawals.



ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $25,000. The charge is deducted proportionately from each Account in which you are invested.


ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender each Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.


ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.


ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.


ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.


ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY PERIOD: The time during which we make Annuity Payouts.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.


BENEFICIARY: The person entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.


CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.


COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.


CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death. This is only available if you own a Non-Qualified Contract.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.


CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus, including any joint Contract Owner(s). We do not capitalize "you" in the prospectus.


CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

4                          UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK


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DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.


FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".


GENERAL ACCOUNT: This account holds our company assets and any assets not allocated to a Separate Account. The assets in this account are available to the creditors of Union Security and/or Hartford.


JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

QUALIFIED CONTRACT: A Contract that is defined as a tax-qualified retirement plan in the Code.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.


UNION SECURITY: Union Security Life Insurance Company of New York, the company that issued this Contract.


VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                          5

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                                  FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

                                                                                                                        DURING
                                                                                                                     ACCUMULATION
                                                                                                                        PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                                                       None
Maximum Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)                                              5%
     First Year (2)                                                                                                             5%
     Second Year                                                                                                                5%
     Third Year                                                                                                                 5%
     Fourth Year                                                                                                                5%
     Fifth Year                                                                                                                 5%
     Sixth Year or later                                                                                                        0%


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from Premium Payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                                                  $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value)
     Mortality and Expense Risk Charge                                                                                       1.25%
     Administrative Charge                                                                                                   0.10%
     Total Separate Account Annual Expenses                                                                                  1.35%


(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $25,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                                                            Minimum     Maximum
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                                                                      0.42%        1.06%

6                          UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES, AND TOTAL ANNUAL FUND OPERATING EXPENSES.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF ANY OF THE FUNDS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:


1 year                                                                                $   728
3 years                                                                               $ 1,283
5 years                                                                               $ 1,838
10 years                                                                              $ 2,847


(2) If you annuitize at the end of the applicable time period:


1 year                                                                                $   247
3 years                                                                               $   775
5 years                                                                               $ 1,329
10 years                                                                              $ 2,838


(3) If you do not Surrender your Contract:


1 year                                                                                $   255
3 years                                                                               $   783
5 years                                                                               $ 1,338
10 years                                                                              $ 2,847


CONDENSED FINANCIAL INFORMATION
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When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?" Please refer to Appendix II in this prospectus for information regarding Accumulation Unit Values.

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                          7


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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $50 and subsequent Premium Payments must be at least $50, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.

> For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract.

We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT          SALES CHARGE
---------------------------------------------
         0-1                      5%
          2                       5%
          3                       5%
          4                       5%
          5                       5%
      6 or more                   0%

You won't be charged a Contingent Deferred Sales Charge on:

X   The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than five years

X   Distributions made due to death

X   Distributions under a program for substantially equal periodic payments

X   Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct a $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $25,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is deducted daily and is equal to an annual charge of 0.10% of your Contract Value invested in the Sub-Accounts.


- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Funds' prospectuses for more complete information.



Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.


CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2 , you may have to pay an income tax penalty. Surrenders may also be subject to a Contingent Deferred Sales Charge.


WILL UNION SECURITY PAY A DEATH BENEFIT?


There is a Death Benefit if the Contract Owner or Annuitant dies before we begin to make Annuity Payouts. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds until we receive proof of death and complete instructions from all the Beneficiaries.

The Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus any partial Surrenders;
  or

- The Contract Value of your Contract; or

- The Contract Value on the last five-year Contract Anniversary before the earlier of the decedent's death or age 75, minus any partial Surrenders since that anniversary.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for 10 or 20 years, Joint and 1/2 Contingent Survivor Annuity, and Joint and Full Survivor Annuity. We may make other Annuity Payout Options available at any time.

You must begin to take payouts by the Annuitant's 90th birthday unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with a qualified tax advisor. You cannot begin to take Annuity Payouts until the completion of the 2nd Contract Year. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments Guaranteed for 10 Years.

8                          UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK


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Depending on the investment allocation of your Contract in effect on the
Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION


UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK



Union Security Life Insurance Company of New York ("Union Security") is the issuer of the contracts. Union Security is a New York corporation founded in 1971. It is qualified to sell life insurance and annuity contracts in New York.



Union Security is a wholly owned subsidiary of Assurant, Inc., Assurant, Inc. is the ultimate parent of Union Security Life Insurance Company of New York. Assurant, Inc. is a premier provider of specialized insurance products and related services in North America and selected other international markets. Its stock is traded on the New York Stock Exchange under the symbol AIZ.



All of the guarantees and commitments under the contracts are general obligations of Union Security. None of Union Security's affiliated companies has any legal obligation to back Union Security's obligations under the contracts.



On April 1, 2001, Union Security entered into an agreement with Hartford Life and Annuity Insurance Company ("Hartford") to co-insure the obligations of Union Security under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


THE SEPARATE ACCOUNT


The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on October 1, 1993 as "Separate Account A" and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account, Union Security or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:


- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.


- Is not subject to the liabilities arising out of any other business Union Security or Hartford may conduct.



- Is not affected by the rate of return of Union Security's General Account or Hartford's General Account or by the investment performance of any of Union Security's or Hartford's other Separate Accounts.


- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.


In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.


THE FUNDS


SUB-ACCOUNT/FUND                                              ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND SUB-ACCOUNT       HL Investment Advisors, LLC; sub-advised    Maximum long-term total return
   which purchases Class IA shares of        by Wellington Management Company, LLP
   Hartford Advisers HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD BLUE CHIP STOCK HLS FUND            HL Investment Advisors, LLC; sub-advised    Long-term growth of capital with current
   SUB-ACCOUNT which purchases Class IA      by T. Rowe Price Associates, Inc.           income as a secondary objective
   shares of Hartford Blue Chip Stock HLS
   Fund of Hartford HLS Series Fund II,
   Inc.

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                          9


----------------------------------------------------------------------------


SUB-ACCOUNT/FUND                                              ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND       HL Investment Advisors, LLC; sub-advised    Growth of capital
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Capital
   Appreciation HLS Fund of Hartford
   Series Fund, Inc. (Closed to new and
   subsequent Premium Payments and
   transfers of Contract Value)
HARTFORD CAPITAL OPPORTUNITIES HLS FUND      HL Investment Advisors, LLC; sub-advised    Capital appreciation
   SUB-ACCOUNT which purchases Class IA      by Holland Capital Management, L.P.
   shares of Hartford Capital
   Opportunities HLS Fund of Hartford HLS
   Series Fund II, Inc.
HARTFORD DISCIPLINED EQUITY HLS FUND         HL Investment Advisors, LLC; sub-advised    Growth of capital
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Disciplined Equity
   HLS Fund of Hartford Series Fund, Inc.
HARTFORD DIVIDEND AND GROWTH HLS FUND        HL Investment Advisors, LLC; sub-advised    High level of current income consistent
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP       with growth of capital
   shares of Hartford Dividend and Growth
   HLS Fund of Hartford Series Fund, Inc.
HARTFORD EQUITY INCOME HLS FUND              HL Investment Advisors, LLC; sub-advised    High level of current income consistent
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP       with growth of capital
   shares of Hartford Equity Income HLS
   Fund of Hartford Series Fund, Inc.
HARTFORD FOCUS HLS FUND SUB-ACCOUNT which    HL Investment Advisors, LLC; sub-advised    Long-term capital appreciation
   purchases Class IA shares of Hartford     by Wellington Management Company, LLP
   Focus HLS Fund of Hartford Series
   Fund, Inc.
HARTFORD GLOBAL ADVISERS HLS FUND            HL Investment Advisors, LLC; sub-advised    Maximum long-term total rate of return
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Global Advisers HLS
   Fund of Hartford Series Fund, Inc.
HARTFORD GLOBAL LEADERS HLS FUND             HL Investment Advisors, LLC; sub-advised    Growth of capital
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Global Leaders HLS
   Fund of Hartford Series Fund, Inc.
HARTFORD GROWTH HLS FUND SUB-ACCOUNT         HL Investment Advisors, LLC; sub-advised    Long-term capital appreciation
   which purchases Class IA shares of        by Wellington Management Company, LLP
   Hartford Growth HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD GROWTH OPPORTUNITIES HLS FUND       HL Investment Advisors, LLC; sub-advised    Short- and long-term capital appreciation
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Growth
   Opportunities HLS Fund of Hartford HLS
   Series Fund II, Inc.
HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT     HL Investment Advisors, LLC; sub-advised    High current income with growth of
   which purchases Class IA shares of        by Hartford Investment Management Company   capital as a secondary objective
   Hartford High Yield HLS Fund of
   Hartford Series Fund, Inc.





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10                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK


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
SUB-ACCOUNT/FUND                                              ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND SUB-ACCOUNT which    HL Investment Advisors, LLC; sub-advised    Seeks to provide investment results
   purchases Class IA shares of Hartford     by Hartford Investment Management Company   which approximate the price and yield
   Index HLS Fund of Hartford Series                                                     performance of publicly traded common
   Fund, Inc.                                                                            stocks in the aggregate
HARTFORD INTERNATIONAL CAPITAL               HL Investment Advisors, LLC; sub-advised    Capital appreciation
   APPRECIATION HLS FUND SUB-ACCOUNT         by Wellington Management Company, LLP
   which purchases Class IA shares of
   Hartford International Capital
   Appreciation HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD INTERNATIONAL OPPORTUNITIES HLS     HL Investment Advisors, LLC; sub-advised    Long-term growth of capital
   FUND SUB-ACCOUNT which purchases Class    by Wellington Management Company, LLP
   IA shares of Hartford International
   Opportunities HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD INTERNATIONAL SMALL COMPANY HLS     HL Investment Advisors, LLC; sub-advised    Capital appreciation
   FUND SUB-ACCOUNT which purchases Class    by Wellington Management Company, LLP
   IA shares of Hartford International
   Small Company HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD INTERNATIONAL STOCK HLS FUND        HL Investment Advisors, LLC; sub-advised    Long-term capital appreciation
   SUB-ACCOUNT which purchases Class IA      by Lazard Asset Management LLC
   shares of Hartford International Stock
   HLS Fund of Hartford HLS Series Fund
   II, Inc.
HARTFORD LARGECAP GROWTH HLS FUND            HL Investment Advisors, LLC; sub-advised    Long-term growth of capital
   SUB-ACCOUNT which purchases Class IA      by Holland Capital Management L.P.
   shares of Hartford LargeCap Growth HLS
   Fund of Hartford HLS Series Fund II,
   Inc.
HARTFORD MIDCAP STOCK HLS FUND               HL Investment Advisors, LLC; sub-advised    Seeks total investment returns,
   Sub-Account which purchases Class IA      by Northern Capital Management, LLC         including capital appreciation and
   shares of Hartford MidCap Stock HLS                                                   income, that consistently outperform the
   Fund of Hartford HLS Series Fund II,                                                  Standard & Poor's 400 MidCap Index
   Inc.
HARTFORD MONEY MARKET HLS FUND               HL Investment Advisors, LLC; sub-advised    Maximum current income consistent with
   Sub-Account which purchases Class IA      by Hartford Investment Management Company   liquidity and preservation of capital
   shares of Hartford Money Market HLS
   Fund of Hartford Series Fund, Inc.
HARTFORD MORTGAGE SECURITIES HLS FUND        HL Investment Advisors, LLC; sub-advised    Maximum current income consistent with
   SUB-ACCOUNT which purchases Class IA      by Hartford Investment Management Company   safety of principal and maintenance of
   shares of Hartford Mortgage Securities                                                liquidity
   HLS Fund of Hartford Series Fund, Inc.
HARTFORD SMALLCAP GROWTH HLS FUND            HL Investment Advisors, LLC; sub-advised    Seeks to maximize short- and long-term
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP       capital appreciation
   shares of Hartford SmallCap Growth HLS
   Fund of Hartford HLS Series Fund II,
   Inc.





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UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         11


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
SUB-ACCOUNT/FUND                                              ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP VALUE HLS FUND             HL Investment Advisors, LLC; sub-advised    Capital appreciation
   SUB-ACCOUNT which purchases Class IA      by Kayne Anderson Rudnick Investment
   shares of Hartford SmallCap Value HLS     Management, LLC, Metropolitan West
   Fund of Hartford HLS Series Fund II,      Capital Management, LLC and SSgA Funds
   Inc.                                      Management, Inc.
HARTFORD STOCK HLS FUND SUB-ACCOUNT which    HL Investment Advisors, LLC; sub-advised    Long-term growth of capital, with income
   purchases Class IA shares of Hartford     by Wellington Management Company, LLP       as a secondary consideration
   Stock HLS Fund of Hartford Series
   Fund, Inc.
HARTFORD TOTAL RETURN BOND HLS FUND          HL Investment Advisors, LLC; sub-advised    Competitive total return, with income as
   SUB-ACCOUNT which purchases Class IA      by Hartford Investment Management Company   a secondary objective
   shares of Hartford Total Return Bond
   HLS Fund of Hartford Series Fund, Inc.
HARTFORD U.S. GOVERNMENT SECURITIES HLS      HL Investment Advisors, LLC; sub-advised    Maximize total return with a high level
   FUND SUB-ACCOUNT which purchases Class    by Hartford Investment Management Company   of current income consistent with
   IA shares of Hartford U.S. Government                                                 prudent investment risk
   Securities HLS Fund of Hartford HLS
   Series Fund II, Inc.
HARTFORD VALUE HLS FUND SUB-ACCOUNT which    HL Investment Advisors, LLC; sub-advised    Long-term total return
   purchases Class IA shares of Hartford     by Wellington Management Company, LLP
   Value HLS Fund of Hartford Series
   Fund, Inc.
HARTFORD VALUE OPPORTUNITIES HLS FUND        HL Investment Advisors, LLC; sub-advised    Short- and long-term capital appreciation
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Value Opportunities
   HLS Fund of Hartford HLS Series Fund
   II, Inc.




We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.


The Funds may not be available in all states.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.


Certain underlying Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code
Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to the affected Funds. See "Federal Tax Considerations" for more information.



VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:


- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

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12                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK


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- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Union Security has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Union Security or its agents, provide administrative and distribution related services and the Funds pay fees that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.


If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.



A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.


We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         13


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FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE, WHICH IS CALLED THE FIXED ACCOUNT IN YOUR CONTRACT, IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The maximum allowed to be invested in the Fixed Accumulation Feature is $500,000.

Currently, we guarantee that we will credit interest at a rate of not less than 4% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 4% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 4% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 4% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.


All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.



The DCA Plus program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.


Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.



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14                        UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK


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You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program unless you provide us with different instructions.


We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum initial Premium Payment is $50. For additional Premium Payments, the minimum Premium Payment is $50. Under certain situations, we may allow smaller Premium Payments, for example, if you are part of our InvestEase(R) Program or certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 90 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?


Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.


If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT
DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         15


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Accumulation Units by the Accumulation Unit Value. On any Valuation Day your
Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- The daily expense factor for the mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charges.

We will send you a statement at least annually which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?


You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.


WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the underlying Funds available in your Contract.


You may transfer from one Sub-Account to another before and after the Annuity Commencement Date. Your transfer request will be processed on the day that it is received in good order as long as it is received on a Valuation Day before the end of any Valuation Day. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.


WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

When you request a Sub-Account transfer, Hartford sells shares of the underlying Fund that makes up the Sub-Account you are transferring from and buys shares of the underlying Fund that makes up the Sub-Account you want to transfer into.

Each day, many Contract Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. Hartford combines all the requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to buy to satisfy all Contract Owners' "transfer-in" requests.


In addition, many of the underlying Funds that are available as investment options in Hartford's variable annuity products are also available as investment options in variable life insurance policies, retirement plans, group funding agreements and other products offered by Hartford or our affiliates. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable annuity Contract Owners.



Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by Hartford. We also combine all the purchases of that particular underlying Fund for many of the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out requests and Surrenders of the Stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.


WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.


FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. Hartford limits each Contract Owner to one Sub-Account transfer each day. Hartford counts all Sub-Account transfer activity that occurs on any one day as one Sub-Account




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16                        UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK


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transfer, except you cannot transfer the same Contract Value more than once a day.


For example, if the only transfer you make on a day is a transfer of $10,000 from the Money Market Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of the Money Market Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of the Money Market Fund Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Contract Value distributed among 10 different Sub-Accounts and you request to transfer the Contract Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.



However, you cannot transfer the same Contract Value more than once in one day. That means if you have $10,000 in the Money Market Fund Sub-Account and you transfer all $10,000 into the Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.



SECOND, HARTFORD, AS THE ADMINISTRATOR FOR THE CONTRACTS ON BEHALF OF UNION SECURITY, HAS IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, Hartford does not want you to purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.


Hartford attempts to curb frequent transfers in the following ways:


X   20 Transfer Rule; and



X   Abusive Transfer Policy.



THE 20 TRANSFER RULE -- Hartford employs the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each Contract Year for each Contract by any of the following methods: U.S. Mail, Voice Response Unit, Internet or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests by telephone, Voice Response Unit, via the Internet or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it in good order.



We actively monitor Contract Owners' compliance with this policy. We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.


Each Contract Anniversary, we reset your transfers to allow 20 new Sub-Account transfers by any means.

We may make changes to this policy at any time.

ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.

Under the Abusive Transfer Policy, we rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;


- the number of transfers completed in the current calendar quarter;



- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or



- the policies and procedures of a potentially affected underlying Fund regarding frequent trading.



Separate Account investors could be precluded from purchasing Fund shares if we reach an impasse on the execution of Fund abusive trading instructions.


If you meet the criteria established in our Abusive Transfer Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary, at which point your transfer privileges will be reinstated.



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UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         17


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Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Contract owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive transfers.


Upon request by an underlying Fund, and subject to applicable law, we may provide the underlying Fund with the Tax Identification Number, and other identifying information contained in our records, of Contract Owners that engaged in Sub-Account transfers that resulted in our purchase, redemption, transfer or exchange of the shares of that underlying Fund.



ARE THERE ANY EXCEPTIONS TO THESE POLICIES?


INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, Hartford will refuse your request.


SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Transfer Rule and the Abusive Transfer Policy do not apply in all circumstances, which we describe here:



- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program or asset rebalancing program that rebalances a Contract Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or as part of a DCA program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We don't apply the 20 Transfer Rule to programs, like asset rebalancing, asset allocation and DCA programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account transfers that the underlying Funds find problematic.



- Many of the group variable annuities or group funding agreements are offered to retirement plans, and plan sponsors administer their plan according to Plan documents and administrative services agreements. If these retirement plan documents and administrative services agreements have no restrictions on Sub-Account transfers, then Hartford cannot apply the 20 Transfer Rule and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Sub-Account transfers done by Contract Owners of this Contract.



Other than these exceptions, the only other exceptions to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule. For example, in Oregon, we have the contractual right to limit Sub-Account transfers to only one Sub-Account transfer every 30 days and to require that the transfer request be sent in writing. We currently do not enforce this right, but should we choose to do so, it would be an exception to the 20 Transfer Rule.


POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevent, which we describe here:

- There is a variable annuity that we offer that has no Contingent Deferred Sales Charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that does not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.


- These policies apply only to individuals and entities that own this Contract and any subsequent or more recent versions of this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.


HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this Contract and may also lower your Contract's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.

Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Contract.

Because frequent transfers may raise the costs associated with this Contract and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.



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18                        UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK


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WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND
PROCEDURES REGARDING FREQUENT TRADING?


While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the variable annuity prospectus, the policies and procedures described in the variable annuity prospectus control how we administer Sub-Account transfers.


We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, subject to any transfer restrictions in place, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year during the Accumulation Period, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. The transfers must be for $500 or more. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 50% of your total amount in the Fixed Accumulation Feature, unless the balance is less than $1,000, then you may transfer the entire amount, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait six months before moving Sub-Account Values back to the Fixed Accumulation Feature. After the Annuity Commencement Date, you may not make transfers from the Fixed Account Feature.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The percentage of the Contingent Deferred Sales Charge is based on how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received.

The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and is equal to:

                             CONTINGENT
 NUMBER OF YEARS FROM         DEFERRED
   PREMIUM PAYMENT          SALES CHARGE
---------------------------------------------
         0-1                      5%
          2                       5%
          3                       5%
          4                       5%
          5                       5%
      6 or more                   0%

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first five years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

- SURRENDERS MADE FROM PREMIUM PAYMENTS INVESTED FOR MORE THAN FIVE YEARS -- After the fifth Contract Year, you may take the total of: (a) all Premium Payments held in your Contract for more than five years, and (b) 10% of Premium Payments made during the last five years and (c) all of your earnings.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 60 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 60 calendar days of the last day of confinement. This waiver may not be available in all states. This waiver is also not available for confinements due to substance abuse or mental disorders without a demonstrable organic disease. Please contact your



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UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         19


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  Registered Representative or us to determine if it is available for you.

- FOR REQUIRED MINIMUM DISTRIBUTIONS. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- On or after the Annuitant's 90th birthday.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERREDSALES CHARGE:

- UPON DEATH OF THE ANNUITANT OR CONTRACT OWNER. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- UPON ANNUITIZATION. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is fully Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ADMINISTRATIVE CHARGE

This is a charge for the administration of the Contract. This is an administrative fee equal to an annual charge of 0.10% of the Contract Values held in the Separate Account.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $25,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $25,000 or more on your Contract Anniversary or when you fully Surrender your Contract. We reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS


The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Fund prospectuses.


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20                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK


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DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner or Annuitant dies before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us along with complete instructions from all beneficiaries on how to pay the death benefit.

Until we receive proof of death and the completed instructions from the Beneficiary, the Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account for each Beneficiary's portion of the proceeds.

The Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus any partial Surrenders;
  or

- The Contract Value of your Contract; or

- The Contract Value on the last five-year Contract Anniversary before the earlier of the decedent's death or age 75, minus any partial Surrenders since that anniversary.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive proof of death and complete instructions from the Beneficiary, we will compute the Death Benefit to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for the total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect, under the Annuity Proceeds Settlement Option, "Death Benefit Remaining with the Company", to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal document acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.


There is a limit on the amount of the Death Benefit that we will pay that is in excess of the Contract Value. The excess payable by us upon the death of any one person on all annuity policies issued by Union Security will not be more than $500,000. If there are multiple annuity contracts providing a Death Benefit upon the death of an individual and the other contracts do not contain a similar limitation, the reduction of the death benefit by the amount of any such excess over $500,000 will be subtracted entirely from the death benefit payable under the Contract offered by this prospectus. If there are multiple contracts and the other contracts do contain a similar limitation, the death benefit on all of such contracts will be reduced, each being reduced by a proportionate amount of any such excess.


REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death, or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.



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SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the Contract Owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Any Surrenders by the spouse will be subject to the same Contingent Deferred Sales Charge applicable to the original Contract Owner. Spousal Contract Continuation will only apply one time for each Contract.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date and while the Annuitant is living, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Contingent Deferred Sales Charge and Premium Taxes. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date and while the Annuitant is living. There are two restrictions:

- The partial Surrender amount must be at least equal to $500, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $1,000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement, or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value



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22                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK


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increases may not be distributed for hardships prior to age 59 1/2).
Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FOUR
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- Do you want Annuity Payouts to be fixed or variable or a combination?


Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.


1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 91th birthday. The date you select may have tax consequences, so please check with a qualified tax advisor. You cannot begin to take Annuity Payouts until the end of the 2nd Contract Year. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select either 10 or 20 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years.

JOINT AND FULL SURVIVOR ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies.

JOINT AND 1/2 CONTINGENT SURVIVOR ANNUITY

We make Payouts as long as both the Annuitant and Joint Annuitant are alive. When one Annuitant dies, we will make Payouts equal to 1/2 the original payout to the other Annuitant until that second Annuitant dies.

We may offer other Annuity Payout Options.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.



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UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         23


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3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semiannually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds. The AIR for this Contract is 4%.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

4. DO YOU WANT FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS OR A COMBINATION OF BOTH?

You may choose an Annuity Payout Option with fixed dollar amounts, variable dollar amounts or a combination depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value for each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor for a 4% AIR is 0.999893%.

COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed dollar amount and variable dollar amount annuity payouts as long as they total 100% of your Annuity Payout. For example, you may choose to receive 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract".



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24                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK


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OTHER PROGRAMS AVAILABLE


We may discontinue, modify or amend any of these Programs or any other programs we establish. Any changes to a Program will not affect Contract Owners currently enrolled in the Program. If you are enrolled in any of these programs while a Fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.



INVESTEASE(R) -- InvestEase, which was formerly called "PAC," is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.


AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Fund into a different Fund. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

OTHER INFORMATION

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will effect the method by which Contract Values are determined.


HOW CONTRACTS ARE SOLD -- Woodbury Financial Services ("WFS") serves as principal underwriter for the Contracts which are offered on a continuous basis. WFS is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of WFS is 500 Bielenberg Drive, Woodbury, MN 55125.



Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with Woodbury. We generally bear the expenses of




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UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         25


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providing services pursuant to Contracts, including the payment of expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature (provided, however, we may offset some or all of these expenses by, among other things, administrative service fees received from Fund complexes).



Commissions -- We pay compensation to broker-dealers, financial institutions and other affiliated broker-dealers ("Financial Intermediaries") for the sale of the Contracts according to selling agreements with Financial Intermediaries. Affiliated broker-dealers also employ wholesalers in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value. Your Registered Representative may be compensated on a fee for services and/or commission basis.



We pay an up-front commission of up to 7% of your Contract Value at the time of sale to the Financial Intermediary that your Registered Representative is associated with. Your Registered Representative's Financial Intermediary may also receive on-going or trail commissions of generally not more than 1% of your Contract Value. Registered Representatives may have multiple options on how they wish to allocate their commissions and/or compensation. Compensation paid to your Registered Representative may also vary depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation. You are encouraged to ask your Registered Representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with this transaction.



Additional Payments -- In addition to commissions and any Rule 12b-1 fees, we or our affiliates pay significant additional compensation ("Additional Payments") to some Financial Intermediaries (who may or may not be affiliates), in connection with the promotion, sale and distribution of our variable annuities. Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary; on sales of the Contracts attributable to a particular Financial Intermediary and/or on reimbursement of sales expenses. Additional Payments may take the form of, among other things: (1) sponsorship of due diligence meetings to educate Financial Intermediaries about our variable products; (2) payments for providing training and information relating to our variable products; (3) expense allowances and reimbursements; (4) override payments and bonuses; (5) personnel education or training; (6) marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products; and/or (7) shareholder services, including sub-accounting and the preparation of account statements and other communications.



We are among several insurance companies that pay Additional Payments to certain Financial Intermediaries to receive "preferred" or recommended status. These privileges include our ability to gain additional or special access to sales staff, provide and/or attend training and other conferences; placement of our products on customer lists ("shelf-space arrangements"); and otherwise improve sales by featuring our products over others. We also may pay Additional Payments to certain key Financial Intermediaries based on assets under management.



Consistent with NASD Conduct Rules, we provide cash and non-cash compensation in the form of: (1) occasional meals and entertainment; (2) occasional tickets to sporting events; (3) nominal gifts (not to exceed $100 annually); (4) sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; (5) sponsorship of training and educational events; and/or (6) due diligence meetings. In addition to NASD rules governing limitations on these payments, we also follow our guidelines and those of Financial Intermediaries which may be more restrictive than NASD rules.



Additional Payments create a potential conflict of interest in the form of an additional financial incentive to the Registered Representative and/or Financial Intermediary to recommend the purchase of this Contract over another variable annuity or another investment option. For the fiscal year ended December 31, 2005, Additional Payments did not in the aggregate exceed approximately $62,000 (excluding incidental corporate-sponsorship related perquisites).



As of December 31, 2005, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Sentra Securities Corporation, Spelman & Company, and SunAmerica Securities (collectively, the "AUG Advisors Group").



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- The financial statements of Union Security Life Insurance Company of New York as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 225 South Sixth Street, Suite 1400, Minneapolis, MN 55402.


LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.



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26                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK


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Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to New York law is Douglas R. Lowe, corporate counsel, Union Security Life Insurance Company of New York, 576 Bielenberg Drive, Woodbury, MN 55125.


MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085

Telephone:   1-800-862-6668 (Contract Owners)
             1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS


You can find financial statements of the Separate Account and Union Security in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.


FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. citizens or residents.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



B. TAXATION OF UNION SECURITY AND THE SEPARATE ACCOUNT



The Separate Account is taxed as part of Union Security which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.



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UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         27


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Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Union Security is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Union Security is the owner of the assets from which the tax benefits are derived.



C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED PLANS



Section 72 of the Code governs the taxation of annuities in general.



  1.  NON-NATURAL PERSONS AS OWNERS



Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under
Section 72(u). However, Section 72(u) does not apply to:



- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),



- A contract acquired by the estate of a decedent by reason of such decedent's death,



- Certain contracts acquired with respect to tax-qualified retirement arrangements,



- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or



- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.



A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.



Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.



  2.  OTHER CONTRACT OWNERS (NATURAL PERSONS).



A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.



The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.



     A.  DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.



   i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.



  ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.



 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."




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  iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



   v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.



  vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).



     B.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.



Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").



   i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.



  ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.



 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).



     C.  AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.



Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(11) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.



     D.  10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
         PAYMENTS.



   i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.



  ii. The 10% penalty tax will not apply to the following distributions:



     1. Distributions made on or after the date the recipient has attained the age of 59 1/2.



     2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.



     3.  Distributions attributable to a recipient's becoming disabled.



     4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream




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         designed to satisfy this exception qualifies, it is possible that the
         IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.



     5. Distributions made under certain annuities issued in connection with structured settlement agreements.



     6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).



If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



     E. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.



If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and (4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.



     F.  REQUIRED DISTRIBUTIONS.



   i. Death of Contract Owner or Primary Annuitant



      Subject to the alternative election or spouse beneficiary provisions in ii or iii below:



     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;



     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and



     3.  If the Contract Owner is not an individual, then for purposes of 1. or
         2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.



  ii. Alternative Election to Satisfy Distribution Requirements



      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.



 iii. Spouse Beneficiary



      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.



     G.  ADDITION OF RIDER OR MATERIAL CHANGE.



The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into, for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.



     H.  PARTIAL EXCHANGES.



The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise




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you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.



  3.  DIVERSIFICATION REQUIREMENTS.



The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.



We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.



  4.  TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.



In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.



The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that may prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



D. FEDERAL INCOME TAX WITHHOLDING



The portion of an amount received under a Contract that is taxable gross income to the recipient is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:



     1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless the recipient elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are




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         required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.



     2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is subject to federal income tax withholding as if the recipient were married claiming 3 exemptions, unless the recipient elects otherwise. A recipient may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested.



Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the recipient is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. You also may be required to pay penalties under the estimated income tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit the tax to the IRS.



E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS



The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.



F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding tax applies, we are required to withhold tax at a 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.



G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS



Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.



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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
     Safekeeping of Assets
     Experts
     Independent Registered Public Accounting Firm
     Non-Participating
     Misstatement of Age or Sex
     Principal Underwriter
PERFORMANCE RELATED INFORMATION
     Total Return for all Sub-Accounts
     Yield for Sub-Accounts
     Money Market Sub-Accounts
     Additional Materials
     Performance Comparisons
FINANCIAL STATEMENTS


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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS


This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.



THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.



The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.



We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.



1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")



In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A , SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.



TRADITIONAL IRAS Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.



You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or




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securities) into your Traditional IRA under certain circumstances, as indicated
below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA.



IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



SEP IRAS Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



SIMPLE IRAS The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.



If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.



ROTH IRAS Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN



Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to




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limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.



In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.



3. TAX SHELTERED ANNUITY UNDER SECTION 403(b)  ("TSA")



Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $44,000 in 2006) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.



A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:



   a. after the employee reaches age 59 1/2;



   b. upon the employee's separation from service;



   c. upon the employee's death or disability; or



   d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).



Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.



Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.



4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")



Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a
Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).



All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.



5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS



Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received




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represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.



For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instances, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.



In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below. Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



6. PENALTY TAXES FOR QUALIFIED PLANS



Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.



a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:



- made to a beneficiary (or to the employee's estate) on or after the employee's death;



- attributable to the employee's becoming disabled under Code Section 72(m)(7);



- part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;



- (except for IRAs) made to an employee after separation from service after reaching age 55; or



- not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.



In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:



- made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



- not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or



- for a qualified first-time home buyer and meets the requirements of Code
  Section 72(t)(8).



If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied RETROACTIVELY TO ALL THE PRIOR PERIODIC PAYMENTS (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.



b. RMDS AND 50% PENALTY TAX If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.



An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:



- the calendar year in which the individual attains age 70 1/2, or



- (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --



(a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or



(b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.



If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such




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designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.



If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.



The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.



In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.



7. TAX WITHHOLDING FOR QUALIFIED PLANS



Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."



Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.



Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.



8. ROLLOVER DISTRIBUTIONS



The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.



For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.



Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either:



   a. an RMD amount;




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   b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or



   c. any distribution made upon hardship of the employee.



Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.



Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).



Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse), Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.



9. QUALIFIED HURRICANE RELIEF



The Katrina Emergency Tax Relief Act of 2005 ("KETRA"), signed by the President on September 23, 2005, contains several provisions regarding distributions from qualified plans for participants who were affected by Hurricane Katrina. Generally, KETRA allows eligible persons to take distributions from their retirement plans without being subject to the 10% penalty on early distributions and permits the income portion of such distribution to be included in taxable income ratably over a three-year period. KETRA also allows such distributed amounts to be recontributed to the retirement plan within three years and such re-contribution will be treated as a rollover contribution, thus avoiding taxation of the distributed amounts. The total amount of qualified KETRA distributions that an eligible person may receive from all qualified plans is limited to $100,000. KETRA also provides relief for certain qualified plan withdrawals made in connection with home purchases which were cancelled because of Hurricane Katrina and modifies the qualified plan loan rules for certain loans taken by eligible persons. These qualified plan provisions of KETRA were extended to certain victims of Hurricanes Rita and Wilma through the enactment of the Gulf Opportunity Zone Act signed by the President on December 21, 2005. The IRS is preparing further guidance regarding these relief provisions for the victims of the Hurricanes and is drafting Form 8915 for use by eligible persons for reporting qualified plan distributions and determining the amount to be included in taxable income. You should check the IRS's web site to determine if your residence was in an area of hurricane impact which entitles you to the relief being sought. KETRA and the Gulf Opportunity Zone Act contain tax relief provisions in addition to the qualified plan provisions described above and the IRS has designated areas in the hurricane impacted states for different types of tax relief.



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APPENDIX II -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this prospectus.

The table below shows the Accumulation Unit Value of each Sub-Account.

                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                2005     2004    2003     2002     2001    2000     1999     1998    1997     1996
-----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------
HARTFORD ADVISERS HLS FUND
    Accumulation Unit Value at beginning
      of period                            $3.578   $3.495  $2.990   $3.515   $3.737  $3.816   $3.498   $2.844  $2.315   $2.167
    Accumulation Unit Value at end of
      period                               $3.785   $3.578  $3.495   $2.990   $3.515  $3.737   $3.816   $3.498  $2.844   $2.315
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                              224      369     580      637      802     923      798      867     543       63
HARTFORD BLUE CHIP STOCK HLS FUND
    Accumulation Unit Value at beginning
      of period                           $17.917  $16.676 $13.072  $17.526  $20.758 $21.571  $18.238  $14.429 $11.520  $10.000
    Accumulation Unit Value at end of
      period                              $18.710  $17.917 $16.676  $13.072  $17.526 $20.758  $21.571  $18.238 $14.429  $11.520
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                              102      147     183      215      304     325      256      175     101       30
HARTFORD CAPITAL APPRECIATION HLS FUND
    Accumulation Unit Value at beginning
      of period                            $1.657   $1.407  $1.000       --       --      --       --       --      --       --
    Accumulation Unit Value at end of
      period                               $1.889   $1.657  $1.407       --       --      --       --       --      --       --
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                               94      100      13       --       --      --       --       --      --       --
HARTFORD CAPITAL OPPORTUNITIES HLS FUND
    Accumulation Unit Value at beginning
      of period                            $6.310   $5.818  $4.630   $6.595   $8.754 $10.000       --       --      --       --
    Accumulation Unit Value at end of
      period                               $6.212   $6.310  $5.818   $4.630   $6.595  $8.754       --       --      --       --
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                               21       22      23       23       45       3       --       --      --       --
HARTFORD DISCIPLINED EQUITY HLS FUND
    Accumulation Unit Value at beginning
      of period                           $22.219  $20.774 $16.345  $21.989  $24.231 $26.030  $21.657  $18.337 $15.468  $13.675
    Accumulation Unit Value at end of
      period                              $23.363  $22.219 $20.774  $16.345  $21.989 $24.231  $26.030  $21.657 $18.337  $15.468
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                               93      127     197      262      133     390      405      326     138       14
HARTFORD DIVIDEND AND GROWTH HLS FUND
    Accumulation Unit Value at beginning
      of period                            $1.302       --      --       --       --      --       --       --      --       --(a)
    Accumulation Unit Value at end of
      period                               $1.363       --      --       --       --      --       --       --      --       --
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                               24       --      --       --       --      --       --       --      --       --
HARTFORD EQUITY INCOME HLS FUND
    Accumulation Unit Value at beginning
      of period                            $1.172       --      --       --       --      --       --       --      --       --(a)
    Accumulation Unit Value at end of
      period                               $1.199       --      --       --       --      --       --       --      --       --
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                                2       --      --       --       --      --       --       --      --       --
HARTFORD FOCUS HLS FUND
    Accumulation Unit Value at beginning
      of period                            $0.991       --      --       --       --      --       --       --      --       --(a)
    Accumulation Unit Value at end of
      period                               $1.073       --      --       --       --      --       --       --      --       --
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                               --       --      --       --       --      --       --       --      --       --

40                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

----------------------------------------------------------------------------

                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                2005     2004    2003     2002     2001    2000     1999    1998     1997     1996
-----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
    Accumulation Unit Value at beginning
      of period                            $1.123       --      --       --       --      --       --      --       --       --(a)
    Accumulation Unit Value at end of
      period                               $1.184       --      --       --       --      --       --      --       --       --
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                               --       --      --       --       --      --       --      --       --       --
HARTFORD GLOBAL LEADERS HLS FUND
    Accumulation Unit Value at beginning
      of period                           $25.446  $21.640 $16.178  $20.373  $24.754 $26.998  $18.199 $13.847  $18.510  $17.688
    Accumulation Unit Value at end of
      period                              $25.755  $25.446 $21.640  $16.178  $20.373 $24.754  $26.998 $18.199  $13.847  $18.510
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                               32       41      49       69       86      75       54      41       21        9
HARTFORD GROWTH HLS FUND
    Accumulation Unit Value at beginning
      of period                            $1.228       --      --       --       --      --       --      --       --       --(a)
    Accumulation Unit Value at end of
      period                               $1.289       --      --       --       --      --       --      --       --       --
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                               23       --      --       --       --      --       --      --       --       --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
    Accumulation Unit Value at beginning
      of period                            $5.416   $4.684  $3.302   $4.626   $6.079  $5.925   $3.870  $3.296   $2.972   $2.840
    Accumulation Unit Value at end of
      period                               $6.214   $5.416  $4.684   $3.302   $4.626  $6.079   $5.925  $3.870   $3.296   $2.972
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                              195      256     291      424      560     603      594     342      197       89
HARTFORD HIGH YIELD HLS FUND
    Accumulation Unit Value at beginning
      of period                           $13.923  $13.139 $10.811  $11.763  $11.611 $11.649  $11.276 $10.913  $11.928  $11.264
    Accumulation Unit Value at end of
      period                              $14.028  $13.923 $13.139  $10.811  $11.763 $11.611  $11.649 $11.276  $10.913  $11.928
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                               47       66      72       96      117     121      143     133       47       10
HARTFORD INDEX HLS FUND
    Accumulation Unit Value at beginning
      of period                           $18.051  $16.574 $13.111  $17.136  $19.807 $22.185  $18.662 $14.771  $11.290  $10.000
    Accumulation Unit Value at end of
      period                              $18.611  $18.051 $16.574  $13.111  $17.136 $19.807  $22.185 $18.662  $14.771  $11.290
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                               95      154     284      400      545     590      560     385       97        5
HARTFORD INTERNATIONAL CAPITAL
  APPRECIATION HLS FUND
    Accumulation Unit Value at beginning
      of period                            $1.179       --      --       --       --      --       --      --       --       --(a)
    Accumulation Unit Value at end of
      period                               $1.343       --      --       --       --      --       --      --       --       --
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                                3       --      --       --       --      --       --      --       --       --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
  FUND
    Accumulation Unit Value at beginning
      of period                            $1.572   $1.349  $1.000       --       --      --       --      --       --       --
    Accumulation Unit Value at end of
      period                               $1.777   $1.572  $1.349       --       --      --       --      --       --       --
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                              239      311     383       --       --      --       --      --       --       --
HARTFORD INTERNATIONAL SMALL COMPANY HLS
  FUND
    Accumulation Unit Value at beginning
      of period                            $1.555       --      --       --       --      --       --      --       --       --(a)
    Accumulation Unit Value at end of
      period                               $1.791       --      --       --       --      --       --      --       --       --
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                                3       --      --       --       --      --       --      --       --       --

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         41

----------------------------------------------------------------------------

                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                2005     2004     2003    2002     2001    2000     1999     1998    1997     1996
-----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------
HARTFORD INTERNATIONAL STOCK HLS FUND
    Accumulation Unit Value at beginning
      of period                           $17.056  $14.992  $11.688 $13.126  $17.572 $19.711  $16.113  $14.022 $12.691  $11.706
    Accumulation Unit Value at end of
      period                              $18.745  $17.056  $14.992 $11.688  $13.126 $17.572  $19.711  $16.113 $14.022  $12.691
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                               38       49       70     104      159     121       99       76      36       10
HARTFORD LARGECAP GROWTH HLS FUND
    Accumulation Unit Value at beginning
      of period                            $9.142   $8.308   $6.823 $10.029  $11.946 $14.754  $11.755  $10.000      --       --
    Accumulation Unit Value at end of
      period                               $9.109   $9.142   $8.308  $6.823  $10.029 $11.946  $14.754  $11.755      --       --
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                               81      142      210     228      283     279      201       69      --       --
HARTFORD MIDCAP STOCK HLS FUND
    Accumulation Unit Value at beginning
      of period                           $13.192  $11.850   $9.165 $10.685  $11.303 $10.538   $9.625  $10.000      --       --
    Accumulation Unit Value at end of
      period                              $13.606  $13.192  $11.850  $9.165  $10.685 $11.303  $10.538   $9.625      --       --
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                               54       80       87      78       87      65       39       17      --       --
HARTFORD MONEY MARKET HLS FUND
    Accumulation Unit Value at beginning
      of period                            $1.690   $1.697   $1.707  $1.705   $1.664  $1.590   $1.536   $1.479  $1.424   $1.384
    Accumulation Unit Value at end of
      period                               $1.715   $1.690   $1.697  $1.707   $1.705  $1.664   $1.590   $1.536  $1.479   $1.424
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                              128      165      332     740    1,093     696      798      319     171       32
HARTFORD MORTGAGE SECURITIES HLS FUND
    Accumulation Unit Value at beginning
      of period                            $1.308       --       --      --       --      --       --       --      --       --(a)
    Accumulation Unit Value at end of
      period                               $1.307       --       --      --       --      --       --       --      --       --
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                               --       --       --      --       --      --       --       --      --       --
HARTFORD SMALLCAP GROWTH HLS FUND
    Accumulation Unit Value at beginning
      of period                           $25.523  $22.412  $15.138 $21.561  $27.382 $32.680  $15.829  $13.241 $13.233  $14.475
    Accumulation Unit Value at end of
      period                              $27.956  $25.523  $22.412 $15.138  $21.561 $27.382  $32.680  $15.829 $13.241  $13.233
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                               36       50       60      84      133     136      121       88      46        9
HARTFORD SMALLCAP VALUE HLS FUND
    Accumulation Unit Value at beginning
      of period                           $20.500  $18.230  $13.345 $15.945  $13.357 $10.659   $9.367  $10.000      --       --
    Accumulation Unit Value at end of
      period                              $21.867  $20.500  $18.230 $13.345  $15.945 $13.357  $10.659   $9.367      --       --
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                               72      102      116     109      177      79       54       12      --       --
HARTFORD STOCK HLS FUND
    Accumulation Unit Value at beginning
      of period                            $1.307   $1.271   $1.000      --       --      --       --       --      --       --
    Accumulation Unit Value at end of
      period                               $1.413   $1.307   $1.271      --       --      --       --       --      --       --
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                              191      184      193      --       --      --       --       --      --       --
HARTFORD TOTAL RETURN BOND HLS FUND
    Accumulation Unit Value at beginning
      of period                            $2.660   $2.577   $2.422  $2.230   $2.080  $1.882   $1.947   $1.825  $1.661   $1.708
    Accumulation Unit Value at end of
      period                               $2.688   $2.660   $2.577  $2.422   $2.230  $2.080   $1.882   $1.947  $1.825   $1.661
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                              421      679      580   1,118      758     684      757      598     149       21

42                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

----------------------------------------------------------------------------

                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                                2005    2004     2003     2002    2001     2000    1999     1998     1997    1996
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS
  FUND
    Accumulation Unit Value at
      beginning of period                 $23.118 $22.957  $22.780  $20.852 $19.655  $17.823 $18.421  $17.150  $15.935 $15.192
    Accumulation Unit Value at end of
      period                              $23.162 $23.118  $22.957  $22.780 $20.852  $19.655 $17.823  $18.421  $17.150 $15.935
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                               32      44       75      150     108       92      72       71       13       1
HARTFORD VALUE HLS FUND
    Accumulation Unit Value at
      beginning of period                  $1.081      --       --       --      --       --      --       --       --      --(a)
    Accumulation Unit Value at end of
      period                               $1.131      --       --       --      --       --      --       --       --      --
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                                3      --       --       --      --       --      --       --       --      --
HARTFORD VALUE OPPORTUNITIES HLS FUND
    Accumulation Unit Value at
      beginning of period                 $21.687 $18.492  $13.211  $17.843 $18.559  $15.875 $14.768  $13.652  $11.049 $10.000
    Accumulation Unit Value at end of
      period                              $23.178 $21.687  $18.492  $13.211 $17.843  $18.559 $15.875  $14.768  $13.652 $11.049
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                               42      63       92      121     161      172     180      161       56      16

(a) Inception date July 5, 2005.

To obtain a Statement of Additional Information, please complete the form below and mail to:


         Union Security Life Insurance Company of New York
         Attn: Investment Product Services
         P.O. Box 5085
         Hartford, Connecticut 06102-5085



Please send a Statement of Additional Information for Opportunity Variable Annuity to me at the following address:



----------------------------------------------------------------
                              Name

----------------------------------------------------------------
                            Address

----------------------------------------------------------------
  City/State                                        Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
             UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK


                              SEPARATE ACCOUNT A


                         OPPORTUNITY VARIABLE ANNUITY


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.


To obtain a Prospectus, send a written request to Union Security Life Insurance Company of New York Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.



Date of Prospectus: May 1, 2006
Date of Statement of Additional Information: May 1, 2006


TABLE OF CONTENTS

GENERAL INFORMATION                                                                                                             2
     Safekeeping of Assets                                                                                                      2
     Experts                                                                                                                    2
     Independent Registered Public Accounting Firm                                                                              2
     Non-Participating                                                                                                          2
     Misstatement of Age or Sex                                                                                                 2
     Principal Underwriter                                                                                                      2
PERFORMANCE RELATED INFORMATION                                                                                                 2
     Total Return for all Sub-Accounts                                                                                          2
     Yield for Sub-Accounts                                                                                                     3
     Money Market Sub-Accounts                                                                                                  3
     Additional Materials                                                                                                       3
     Performance Comparisons                                                                                                    3
FINANCIAL STATEMENTS                                                                                                         SA-1

2                          UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK


----------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS


Union Security holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Union Security's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.


EXPERTS


The statements of assets and liabilities of Separate Account A of Union Security Life Insurance Company of New York (formerly First Fortis Life Insurance Company Separate Account A) (the "Account") as of December 31, 2005, and the related statements of operations and of changes in net assets for the respective stated periods then ended, and the financial highlights for the respective stated periods in the four year period then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 22, 2006, which is included in this Statement of Additional Information and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of Union Security Life Insurance Company of New York as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 225 South Sixth Street, Suite 1400, Minneapolis, MN 55402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER


Woodbury Financial Services, Inc. ("Woodbury Financial"), the principal underwriter of the Contracts, is a Minnesota corporation and a member of the Securities Investors Protection Corporation. Union Security paid a total of $11,941, $9,497 and $2,457 to Woodbury Financial for annuity contract distribution services during 2003, 2004 and 2005 respectively.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS


When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Union Security uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and expense risk charge, the highest possible contingent deferred charge, any applicable administrative charge or annual maintenance fee.



The formula Union Security uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                          3


----------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and any annual maintenance fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.


The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.



The formula Union Security uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.


MONEY MARKET SUB-ACCOUNTS


At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.



Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Union Security takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Union Security then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Union Security then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.



The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Union Security deducts for mortality and expense risk charge, any applicable administrative charge or annual maintenance fee. "C" represents the value of the Sub-Account at the beginning of the base period.



Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Union Security uses is:


    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS


Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
THE CONTRACT OWNERS OF SEPARATE ACCOUNT A OF
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK AND THE BOARD OF
DIRECTORS OF UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Separate Account A of Union Security Life Insurance Company of New York (the "Account") (formerly First Fortis Life Insurance Company) as of December 31, 2005, and the related statements of operations and of changes in net assets for the respective stated periods then ended and the financial highlights for the respective stated periods in the four year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements for the year ended December 31, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated March 20, 2002.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Separate Account A of Union Security Life Insurance Company of New York as of December 31, 2005, the results of their operations and the changes in their net assets for the respective stated periods then ended, and the financial highlights for the respective stated periods in the four year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 22, 2006

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

                                             AMERICAN CENTURY
                           AMERICAN CENTURY     VP CAPITAL     ALLIANCEBERNSTEIN
                             VP BALANCED       APPRECIATION    VPS INTERNATIONAL
                                 FUND              FUND            PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  ----------------  -----------------
ASSETS:
  Investments
    Number of Shares.....        21,930            4,897              8,214
                               ========          =======           ========
    Cost.................      $142,167          $36,675           $ 98,573
                               ========          =======           ========
    Market Value.........      $164,472          $45,783           $148,598
  Due from Hartford Life
   Insurance Company.....       --               --                 --
  Receivable from fund
   shares sold...........             4                1                  4
  Other assets...........       --               --                 --
                               --------          -------           --------
  Total Assets...........       164,476           45,784            148,602
                               --------          -------           --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             4                1                  4
  Payable for fund shares
   purchased.............       --               --                 --
  Other liabilities......       --               --                 --
                               --------          -------           --------
  Total Liabilities......             4                1                  4
                               --------          -------           --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $164,472          $45,783           $148,598
                               ========          =======           ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                                                                   FEDERATED FUND
                                                                                      FOR U.S.
                           ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN     FEDERATED        GOVERNMENT    FEDERATED HIGH
                             MONEY MARKET     LARGE CAP GROWTH   AMERICAN LEADERS    SECURITIES     INCOME BOND
                               PORTFOLIO          PORTFOLIO          FUND II          FUND II         FUND II
                              SUB-ACCOUNT      SUB-ACCOUNT (A)     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  -----------------  ----------------  --------------  --------------
ASSETS:
  Investments
    Number of Shares.....       320,159              7,030              8,882           17,870          3,073
                               ========           ========           ========         ========        =======
    Cost.................      $320,159           $152,830           $164,765         $201,735        $22,372
                               ========           ========           ========         ========        =======
    Market Value.........      $320,159           $189,737           $189,895         $203,000        $23,786
  Due from Hartford Life
   Insurance Company.....       --                 --                 --               --              --
  Receivable from fund
   shares sold...........             8                  5             14,005                5              1
  Other assets...........             8            --                 --               --              --
                               --------           --------           --------         --------        -------
  Total Assets...........       320,175            189,742            203,900          203,005         23,787
                               --------           --------           --------         --------        -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             8                  5             14,005                5              1
  Payable for fund shares
   purchased.............       --                 --                 --               --              --
  Other liabilities......       --                 --                 --               --              --
                               --------           --------           --------         --------        -------
  Total Liabilities......             8                  5             14,005                5              1
                               --------           --------           --------         --------        -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $320,167           $189,737           $189,895         $203,000        $23,786
                               ========           ========           ========         ========        =======


                                              GARTMORE GVIT
                           FEDERATED CAPITAL   DEVELOPING
                            INCOME FUND II    MARKETS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  -------------
ASSETS:
  Investments
    Number of Shares.....          537             8,465
                                ======          ========
    Cost.................       $4,965          $ 76,927
                                ======          ========
    Market Value.........       $4,798          $110,468
  Due from Hartford Life
   Insurance Company.....      --                 --
  Receivable from fund
   shares sold...........      --                      3
  Other assets...........      --                 --
                                ------          --------
  Total Assets...........        4,798           110,471
                                ------          --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --                      3
  Payable for fund shares
   purchased.............      --                 --
  Other liabilities......      --                 --
                                ------          --------
  Total Liabilities......      --                      3
                                ------          --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $4,798          $110,468
                                ======          ========

(a) Formerly AllianceBernstein VPS Premier Growth Portfolio Sub-Account. Change effective May 1, 2005.

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005


                                              HARTFORD BLUE   HARTFORD TOTAL
                           HARTFORD ADVISERS  CHIP STOCK HLS  RETURN BOND HLS
                               HLS FUND            FUND            FUND
                              SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (B)
                           -----------------  --------------  ---------------
ASSETS:
  Investments
    Number of Shares.....        37,709            102,135         100,526
                               ========         ==========      ==========
    Cost.................      $841,377         $1,582,791      $1,174,065
                               ========         ==========      ==========
    Market Value.........      $849,548         $1,913,507      $1,132,781
  Due from Hartford Life
   Insurance Company.....       --                 --                  389
  Receivable from fund
   shares sold...........        33,911              1,058         --
  Other assets...........       --                 --              --
                               --------         ----------      ----------
  Total Assets...........       883,459          1,914,565       1,133,170
                               --------         ----------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        33,913              1,058         --
  Payable for fund shares
   purchased.............       --                 --                  389
  Other liabilities......       --                 --                    4
                               --------         ----------      ----------
  Total Liabilities......        33,913              1,058             393
                               --------         ----------      ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $849,546         $1,913,507      $1,132,777
                               ========         ==========      ==========

(b)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                           HARTFORD CAPITAL  HARTFORD CAPITAL  HARTFORD DIVIDEND                         HARTFORD
                           APPRECIATION HLS   OPPORTUNITIES     AND GROWTH HLS    HARTFORD GLOBAL   DISCIPLINED EQUITY
                                 FUND            HLS FUND            FUND           LEADERS HLS          HLS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (C)   FUND SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  ----------------  -----------------  ----------------  ------------------
ASSETS:
  Investments
    Number of Shares.....         3,352            18,552             1,588             43,847             172,020
                               ========          ========           =======           ========          ==========
    Cost.................      $155,051          $120,680           $33,280           $622,767          $1,860,537
                               ========          ========           =======           ========          ==========
    Market Value.........      $177,599          $130,494           $32,931           $821,716          $2,177,753
  Due from Hartford Life
   Insurance Company.....       --                --                --                 --                      156
  Receivable from fund
   shares sold...........            13                10                 2              7,868            --
  Other assets...........       --                --                --                 --                 --
                               --------          --------           -------           --------          ----------
  Total Assets...........       177,612           130,504            32,933            829,584           2,177,909
                               --------          --------           -------           --------          ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            14                10                 2              7,870            --
  Payable for fund shares
   purchased.............       --                --                --                 --                      158
  Other liabilities......       --                --                --                 --                 --
                               --------          --------           -------           --------          ----------
  Total Liabilities......            14                10                 2              7,870                 158
                               --------          --------           -------           --------          ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $177,598          $130,494           $32,931           $821,714          $2,177,751
                               ========          ========           =======           ========          ==========


                                            HARTFORD GROWTH
                           HARTFORD GROWTH   OPPORTUNITIES
                              HLS FUND         HLS FUND
                           SUB-ACCOUNT (C)    SUB-ACCOUNT
                           ---------------  ---------------
ASSETS:
  Investments
    Number of Shares.....        2,363            40,280
                               =======        ==========
    Cost.................      $28,946        $  870,910
                               =======        ==========
    Market Value.........      $29,635        $1,211,408
  Due from Hartford Life
   Insurance Company.....      --                  5,279
  Receivable from fund
   shares sold...........            2           --
  Other assets...........      --                --
                               -------        ----------
  Total Assets...........       29,637         1,216,687
                               -------        ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            2           --
  Payable for fund shares
   purchased.............      --                  5,279
  Other liabilities......      --                      3
                               -------        ----------
  Total Liabilities......            2             5,282
                               -------        ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $29,635        $1,211,405
                               =======        ==========

(c)  From inception, July 5, 2005 to December 31, 2005.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                                               HARTFORD
                                                            INTERNATIONAL
                                                               CAPITAL
                           HARTFORD HIGH   HARTFORD INDEX  APPRECIATION HLS
                           YIELD HLS FUND     HLS FUND           FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (C)
                           --------------  --------------  ----------------
ASSETS:
  Investments
    Number of Shares.....       67,106           64,343            321
                              ========       ==========         ======
    Cost.................     $630,774       $1,940,160         $3,856
                              ========       ==========         ======
    Market Value.........     $657,737       $2,057,245         $4,007
  Due from Hartford Life
   Insurance Company.....      --               --             --
  Receivable from fund
   shares sold...........           50              138        --
  Other assets...........      --               --             --
                              --------       ----------         ------
  Total Assets...........      657,787        2,057,383          4,007
                              --------       ----------         ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           49              140        --
  Payable for fund shares
   purchased.............      --               --             --
  Other liabilities......      --               --             --
                              --------       ----------         ------
  Total Liabilities......           49              140        --
                              --------       ----------         ------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $657,738       $2,057,243         $4,007
                              ========       ==========         ======

(c)  From inception, July 5, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                              HARTFORD        HARTFORD
                            INTERNATIONAL   INTERNATIONAL     HARTFORD        HARTFORD
                            SMALL COMPANY   OPPORTUNITIES  INTERNATIONAL   LARGECAP GROWTH  HARTFORD MIDCAP  HARTFORD MONEY
                              HLS FUND        HLS FUND     STOCK HLS FUND     HLS FUND      STOCK HLS FUND   MARKET HLS FUND
                           SUB-ACCOUNT (C)   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  -------------  --------------  ---------------  ---------------  ---------------
ASSETS:
  Investments
    Number of Shares.....          347          31,217          48,070          76,514           64,942          219,438
                               =======        ========        ========        ========         ========         ========
    Cost.................      $ 5,152        $237,175        $526,897        $666,947         $684,805         $219,438
                               =======        ========        ========        ========         ========         ========
    Market Value.........      $ 5,152        $424,252        $719,802        $734,031         $736,074         $219,438
  Due from Hartford Life
   Insurance Company.....        5,152          --             --              --               --               --
  Receivable from fund
   shares sold...........      --                   34              54             135            5,693               16
  Other assets...........      --               --             --              --               --                     9
                               -------        --------        --------        --------         --------         --------
  Total Assets...........       10,304         424,286         719,856         734,166          741,767          219,463
                               -------        --------        --------        --------         --------         --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --                   32              56             137            5,693               16
  Payable for fund shares
   purchased.............        5,152          --             --              --               --               --
  Other liabilities......      --               --             --              --               --               --
                               -------        --------        --------        --------         --------         --------
  Total Liabilities......        5,152              32              56             137            5,693               16
                               -------        --------        --------        --------         --------         --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $ 5,152        $424,254        $719,800        $734,029         $736,074         $219,447
                               =======        ========        ========        ========         ========         ========


                              HARTFORD
                           SMALLCAP VALUE
                              HLS FUND
                            SUB-ACCOUNT
                           --------------
ASSETS:
  Investments
    Number of Shares.....       113,809
                             ==========
    Cost.................    $1,540,105
                             ==========
    Market Value.........    $1,567,061
  Due from Hartford Life
   Insurance Company.....            46
  Receivable from fund
   shares sold...........       --
  Other assets...........       --
                             ----------
  Total Assets...........     1,567,107
                             ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --
  Payable for fund shares
   purchased.............            46
  Other liabilities......       --
                             ----------
  Total Liabilities......            46
                             ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $1,567,061
                             ==========

(c)  From inception, July 5, 2005 to December 31, 2005.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                                            HARTFORD U.S.
                              HARTFORD                        GOVERNMENT
                           SMALLCAP GROWTH  HARTFORD STOCK  SECURITIES HLS
                              HLS FUND         HLS FUND          FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  --------------  --------------
ASSETS:
  Investments
    Number of Shares.....       47,732            5,485          67,276
                              ========         ========        ========
    Cost.................     $739,810         $194,734        $710,609
                              ========         ========        ========
    Market Value.........     $996,439         $269,905        $745,971
  Due from Hartford Life
   Insurance Company.....        2,411          --              --
  Receivable from fund
   shares sold...........      --                    20              55
  Other assets...........      --               --              --
                              --------         --------        --------
  Total Assets...........      998,850          269,925         746,026
                              --------         --------        --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --                    20              55
  Payable for fund shares
   purchased.............        2,411          --              --
  Other liabilities......      --               --              --
                              --------         --------        --------
  Total Liabilities......        2,411               20              55
                              --------         --------        --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $996,439         $269,905        $745,971
                              ========         ========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                                                               ING JPMORGAN
                                                                                                 EMERGING
                                            HARTFORD VALUE                                        MARKETS
                           HARTFORD VALUE   OPPORTUNITIES   HARTFORD EQUITY  ING VP NATURAL       EQUITY       AIM V.I. GLOBAL
                              HLS FUND         HLS FUND     INCOME HLS FUND  RESOURCES TRUST     PORTFOLIO     HEALTH CARE FUND
                           SUB-ACCOUNT (C)   SUB-ACCOUNT    SUB-ACCOUNT (C)    SUB-ACCOUNT    SUB-ACCOUNT (D)  SUB-ACCOUNT (E)
                           ---------------  --------------  ---------------  ---------------  ---------------  ----------------
ASSETS:
  Investments
    Number of Shares.....         255            51,419            197             6,139             424              6,825
                               ======          ========         ======          ========          ======           ========
    Cost.................      $2,876          $689,318         $2,405          $108,766          $6,063           $111,104
                               ======          ========         ======          ========          ======           ========
    Market Value.........      $2,852          $973,317         $2,370          $146,724          $6,244           $139,494
  Due from Hartford Life
   Insurance Company.....      --               --              --               --               --                --
  Receivable from fund
   shares sold...........      --                   145         --               --               --                      3
  Other assets...........      --               --              --               --               --                --
                               ------          --------         ------          --------          ------           --------
  Total Assets...........       2,852           973,462          2,370           146,724           6,244            139,497
                               ------          --------         ------          --------          ------           --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --                   146         --                   175               2                  3
  Payable for fund shares
   purchased.............      --               --              --               --               --                --
  Other liabilities......      --               --              --                    27              26            --
                               ------          --------         ------          --------          ------           --------
  Total Liabilities......      --                   146         --                   202              28                  3
                               ------          --------         ------          --------          ------           --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $2,852          $973,316         $2,370          $146,522          $6,216           $139,494
                               ======          ========         ======          ========          ======           ========


                              AIM V.I.
                           TECHNOLOGY FUND
                             SUB-ACCOUNT
                           ---------------
ASSETS:
  Investments
    Number of Shares.....       11,919
                              ========
    Cost.................     $145,801
                              ========
    Market Value.........     $151,255
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........            4
  Other assets...........      --
                              --------
  Total Assets...........      151,259
                              --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            4
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                              --------
  Total Liabilities......            4
                              --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $151,255
                              ========

(c)  From inception, July 5, 2005 to December 31, 2005.
(d)  From inception, December 2, 2005 to December 31, 2005. Effective
     December 2, 2005, ING VP Emerging Markets Fund Sub-Account merged with ING JPMorgan Emerging Markets Equity Portfolio Sub-Account.
(e) Formerly AIM V.I. Health Sciences Fund Sub-Account. Change effective July 1 , 2005.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005


                           AIM V.I. CORE  MFS EMERGING   MFS HIGH INCOME  MFS STRATEGIC
                            STOCK FUND    GROWTH SERIES      SERIES       INCOME SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -------------  ---------------  -------------
ASSETS:
  Investments
    Number of Shares.....       2,134           443            3,583           2,051
                              =======        ======          =======         =======
    Cost.................     $38,886        $6,813          $31,712         $20,268
                              =======        ======          =======         =======
    Market Value.........     $40,648        $8,469          $35,368         $21,828
  Due from Hartford Life
   Insurance Company.....      --            --              --               --
  Receivable from fund
   shares sold...........           1        --                    1               1
  Other assets...........      --            --              --               --
                              -------        ------          -------         -------
  Total Assets...........      40,649         8,469           35,369          21,829
                              -------        ------          -------         -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           1        --                    1               1
  Payable for fund shares
   purchased.............      --            --              --               --
  Other liabilities......      --                 3                4          --
                              -------        ------          -------         -------
  Total Liabilities......           1             3                5               1
                              -------        ------          -------         -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $40,648        $8,466          $35,364         $21,828
                              =======        ======          =======         =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                              NEUBERGER
                              BERMAN AMT         NEUBERGER                         PIONEER GROWTH     VAN ECK         VAN ECK
                           LIMITED MATURITY      BERMAN AMT      PIONEER FUND VCT  OPPORTUNITIES   WORLDWIDE BOND  WORLDWIDE HARD
                            BOND PORTFOLIO   PARTNERS PORTFOLIO     PORTFOLIO      VCT PORTFOLIO        FUND        ASSETS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  ------------------  ----------------  --------------  --------------  --------------
ASSETS:
  Investments
    Number of Shares.....        2,112              1,619              1,156             7,834          1,732            5,326
                               =======            =======            =======          ========        =======         ========
    Cost.................      $27,409            $25,338            $23,257          $156,847        $19,510         $ 95,038
                               =======            =======            =======          ========        =======         ========
    Market Value.........      $26,695            $34,658            $24,902          $198,744        $20,835         $147,745
  Due from Hartford Life
   Insurance Company.....      --                 --                 --                --              --              --
  Receivable from fund
   shares sold...........      --                 --                 --                --              --              --
  Other assets...........      --                 --                 --                --              --              --
                               -------            -------            -------          --------        -------         --------
  Total Assets...........       26,695             34,658             24,902           198,744         20,835          147,745
                               -------            -------            -------          --------        -------         --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           30                  4                  5                50             56               26
  Payable for fund shares
   purchased.............      --                 --                 --                --              --              --
  Other liabilities......      --                       5            --                     25         --                   21
                               -------            -------            -------          --------        -------         --------
  Total Liabilities......           30                  9                  5                75             56               47
                               -------            -------            -------          --------        -------         --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $26,665            $34,649            $24,897          $198,669        $20,779         $147,698
                               =======            =======            =======          ========        =======         ========


                               WELLS FARGO
                           ADVANTAGE DISCOVERY
                                  FUND
                           SUB-ACCOUNT (F)(G)
                           -------------------
ASSETS:
  Investments
    Number of Shares.....          2,262
                                 =======
    Cost.................        $28,008
                                 =======
    Market Value.........        $32,442
  Due from Hartford Life
   Insurance Company.....       --
  Receivable from fund
   shares sold...........       --
  Other assets...........       --
                                 -------
  Total Assets...........         32,442
                                 -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....              6
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                                 -------
  Total Liabilities......              6
                                 -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........        $32,436
                                 =======

(f) From inception April 8, 2005 to December 31, 2005. Effective April 8, 2005, Strong MidCap Growth II Fund Sub-Account merged with Wells Fargo Discovery Fund Sub-Account.
(g) Formerly Wells Fargo Discovery Fund Sub-Account. Change effective April 11, 2005.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2005

                                             UNITS
                                  FEES      OWNED BY     UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #     LIABILITY
                                --------  ------------  -----------  ------------
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD
 (BY SUB-ACCOUNT):
American Century VP Balanced
 Fund -- Class INV............     0.45%        9,079   $18.115408   $   164,472
American Century VP Capital
 Appreciation Fund -- Class
 INV..........................     0.45%        3,347    13.679562        45,783
AllianceBernstein VPS
 International Portfolio --
 Class A......................     0.45%        9,260    16.047664       148,598
AllianceBernstein Money Market
 Portfolio -- Class A.........     0.45%       24,181    13.240331       320,167
AllianceBernstein Large Cap
 Growth Portfolio -- Class
 A............................     0.45%        8,622    22.006170       189,737
Federated American Leaders
 Fund II -- Class PRIM........     0.45%        9,067    20.944422       189,895
Federated Fund for U.S.
 Government Securities Fund
 II -- Class PRIM.............     0.45%       13,106    15.489364       203,000
Federated High Income Bond
 Fund II -- Class PRIM........     0.45%        1,456    16.333150        23,786
Federated Capital Income Fund
 II -- Class PRIM.............     0.45%          376    12.774966         4,798
Gartmore GVIT Developing
 Markets Fund -- Class II.....     0.45%        6,994    15.794105       110,468
Hartford Advisers HLS Fund --
 Class IA.....................     1.35%      224,444     3.785112       849,546
Hartford Blue Chip Stock HLS
 Fund -- Class IA.............     1.35%      102,271    18.710236     1,913,507
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.35%      421,345     2.688479     1,132,777
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.35%       94,037     1.888606       177,598
Hartford Capital Opportunities
 HLS Fund -- Class IA.........     1.35%       21,007     6.211830       130,494
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.35%       24,153     1.363445        32,931
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.35%       31,906    25.754559       821,714
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.35%       93,212    23.363372     2,177,751
Hartford Growth HLS Fund --
 Class IA.....................     1.35%       22,991     1.288948        29,635
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.35%      194,932     6.214487     1,211,405
Hartford High Yield HLS
 Fund -- Class IA.............     1.35%       46,888    14.027960       657,738
Hartford Index HLS Fund --
 Class IA.....................     0.45%       17,109    17.443801       298,446
Hartford Index HLS Fund --
 Class IA.....................     1.35%       94,503    18.611062     1,758,797
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.35%        2,984     1.342521         4,007
Hartford International Small
 Company HLS Fund -- Class
 IA...........................     1.35%        2,877     1.790688         5,152
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.35%      238,718     1.777224       424,254
Hartford International Stock
 HLS Fund -- Class IA.........     1.35%       38,400    18.744993       719,800
Hartford LargeCap Growth HLS
 Fund -- Class IA.............     1.35%       80,579     9.109448       734,029
Hartford MidCap Stock HLS
 Fund -- Class IA.............     1.35%       54,097    13.606476       736,074
Hartford Money Market HLS
 Fund -- Class IA.............     1.35%      127,979     1.714714       219,447
Hartford SmallCap Value HLS
 Fund -- Class IA.............     1.35%       71,664    21.866661     1,567,061
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.35%       35,643    27.956459       996,439
Hartford Stock HLS Fund --
 Class IA.....................     1.35%      190,988     1.413203       269,905
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     1.35%       32,206    23.162151       745,971
Hartford Value HLS Fund --
 Class IA.....................     1.35%        2,522     1.130665         2,852
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.35%       41,994    23.177599       973,316
Hartford Equity Income HLS
 Fund -- Class IA.............     1.35%        1,976     1.199229         2,370
ING VP Natural Resources
 Trust........................     0.45%        6,295    23.275564       146,522
ING JPMorgan Emerging Markets
 Equity Portfolio -- Class
 I............................     0.45%          605    10.269692         6,216
AIM V.I. Global Health Care
 Fund -- Class SI.............     0.45%        6,843    20.383928       139,494
AIM V.I. Technology Fund --
 Class SI.....................     0.45%       12,289    12.308106       151,255
AIM V.I. Core Stock Fund --
 Class SI.....................     0.45%        2,574    15.789305        40,648
MFS Emerging Growth Series --
 Class INIT...................     0.45%          472    17.929840         8,466
MFS High Income Series --
 Class INIT...................     0.45%        2,175    16.261032        35,364

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                             UNITS
                                  FEES      OWNED BY     UNIT FAIR     CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #     LIABILITY
                                --------  ------------  -----------  ------------
MFS Strategic Income
 Series -- Class INIT.........     0.45%        1,455   $15.004669   $    21,828
Neuberger Berman AMT Limited
 Maturity Bond Portfolio......     0.45%        1,939    13.748814        26,665
Neuberger Berman AMT Partners
 Portfolio....................     0.45%        1,826    18.971704        34,649
Pioneer Fund VCT Portfolio --
 Class I......................     0.45%        2,290    10.871085        24,897
Pioneer Growth Opportunities
 VCT Por -- Class I...........     0.45%        9,797    20.279087       198,669
Van Eck Worldwide Bond
 Fund -- Class INIT...........     0.45%        1,343    15.472974        20,779
Van Eck Worldwide Hard Assets
 Fund -- Class INIT...........     0.45%        7,077    20.870747       147,698
Wells Fargo Advantage
 Discovery Fund...............     0.45%        1,596    20.317107        32,436
                                                                     -----------
GRAND TOTAL...................                                       $21,029,306
                                                                     ===========

  #  Rounded unit values

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

                             AMERICAN          AMERICAN       ALLIANCEBERNSTEIN VPS
                            CENTURY VP    CENTURY VP CAPITAL      INTERNATIONAL
                           BALANCED FUND  APPRECIATION FUND         PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT
                           -------------  ------------------  ---------------------
INVESTMENT INCOME:
  Dividends..............     $3,558           $--                   $   658
                              ------           -------               -------
EXPENSE:
  Mortality and expense
   risk charges..........       (871)             (196)                 (612)
                              ------           -------               -------
    Net investment income
     (loss)..............      2,687              (196)                   46
                              ------           -------               -------
CAPITAL GAINS INCOME.....         76           --                   --
                              ------           -------               -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      3,608             1,262                 2,484
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      1,665             6,986                20,647
                              ------           -------               -------
    Net gain (loss) on
     investments.........      5,273             8,248                23,131
                              ------           -------               -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $8,036           $ 8,052               $23,177
                              ======           =======               =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                           ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN                        FEDERATED FUND     FEDERATED HIGH
                             MONEY MARKET         LARGE CAP      FEDERATED AMERICAN  FOR U.S. GOVERNMENT   INCOME BOND
                               PORTFOLIO      GROWTH PORTFOLIO    LEADERS FUND II    SECURITIES FUND II      FUND II
                              SUB-ACCOUNT      SUB-ACCOUNT (A)      SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  -----------------  ------------------  -------------------  --------------
INVESTMENT INCOME:
  Dividends..............       $ 7,103            $--                 $2,945              $ 8,382           $ 3,735
                                -------            -------             ------              -------           -------
EXPENSE:
  Mortality and expense
   risk charges..........        (1,386)              (796)              (900)                (932)             (194)
                                -------            -------             ------              -------           -------
    Net investment income
     (loss)..............         5,717               (796)             2,045                7,450             3,541
                                -------            -------             ------              -------           -------
CAPITAL GAINS INCOME.....       --                 --                 --                  --                  --
                                -------            -------             ------              -------           -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       --                   1,472              2,468                  124               961
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --                  23,480              4,491               (4,363)           (3,872)
                                -------            -------             ------              -------           -------
    Net gain (loss) on
     investments.........       --                  24,952              6,959               (4,239)           (2,911)
                                -------            -------             ------              -------           -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $ 5,717            $24,156             $9,004              $ 3,211           $   630
                                =======            =======             ======              =======           =======

                                              GARTMORE GVIT
                           FEDERATED CAPITAL   DEVELOPING
                            INCOME FUND II    MARKETS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  -------------
INVESTMENT INCOME:
  Dividends..............       $1,853           $   599
                                ------           -------
EXPENSE:
  Mortality and expense
   risk charges..........         (144)             (483)
                                ------           -------
    Net investment income
     (loss)..............        1,709               116
                                ------           -------
CAPITAL GAINS INCOME.....      --                 16,722
                                ------           -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (556)            2,875
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          327             9,687
                                ------           -------
    Net gain (loss) on
     investments.........         (229)           12,562
                                ------           -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $1,480           $29,400
                                ======           =======

(a) Formerly AllianceBernstein VPS Premier Growth Portfolio Sub-Account. Change effective May 1, 2005.

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                            HARTFORD       HARTFORD      HARTFORD TOTAL
                            ADVISERS    BLUE CHIP STOCK    RETURN BOND
                            HLS FUND       HLS FUND         HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (B)
                           -----------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $ 31,954       $ 18,091         $101,695
                            --------       --------         --------
EXPENSE:
  Mortality and expense
   risk charges..........    (13,883)       (28,997)         (19,852)
                            --------       --------         --------
    Net investment income
     (loss)..............     18,071        (10,906)          81,843
                            --------       --------         --------
CAPITAL GAINS INCOME.....     50,688        --                 9,929
                            --------       --------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     21,816        114,110          (19,963)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (34,297)       (19,919)         (54,698)
                            --------       --------         --------
    Net gain (loss) on
     investments.........    (12,481)        94,191          (74,661)
                            --------       --------         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 56,278       $ 83,285         $ 17,111
                            ========       ========         ========

(b)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                             HARTFORD      HARTFORD        HARTFORD
                             CAPITAL        CAPITAL      DIVIDEND AND       HARTFORD          HARTFORD          HARTFORD
                           APPRECIATION  OPPORTUNITIES      GROWTH       GLOBAL LEADERS  DISCIPLINED EQUITY      GROWTH
                             HLS FUND      HLS FUND        HLS FUND         HLS FUND          HLS FUND          HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT (C)   SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (C)
                           ------------  -------------  ---------------  --------------  ------------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $ 1,626        $   511         $  531          $  6,583          $ 26,715           $--
                             -------        -------         ------          --------          --------           ------
EXPENSE:
  Mortality and expense
   risk charges..........     (2,358)        (1,718)          (129)          (10,952)          (32,453)             (59)
                             -------        -------         ------          --------          --------           ------
    Net investment income
     (loss)..............       (732)        (1,207)           402            (4,369)           (5,738)             (59)
                             -------        -------         ------          --------          --------           ------
CAPITAL GAINS INCOME.....     24,184         --                960           --               --                    165
                             -------        -------         ------          --------          --------           ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      1,339            877              2            39,502           102,122                1
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (1,285)        (1,641)          (349)          (37,214)           32,645              689
                             -------        -------         ------          --------          --------           ------
    Net gain (loss) on
     investments.........         54           (764)          (347)            2,288           134,767              690
                             -------        -------         ------          --------          --------           ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $23,506        $(1,971)        $1,015          $ (2,081)         $129,029           $  796
                             =======        =======         ======          ========          ========           ======

                             HARTFORD
                              GROWTH
                           OPPORTUNITIES
                             HLS FUND
                            SUB-ACCOUNT
                           -------------
INVESTMENT INCOME:
  Dividends..............    $  2,382
                             --------
EXPENSE:
  Mortality and expense
   risk charges..........     (15,754)
                             --------
    Net investment income
     (loss)..............     (13,372)
                             --------
CAPITAL GAINS INCOME.....      74,598
                             --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      90,471
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      11,474
                             --------
    Net gain (loss) on
     investments.........     101,945
                             --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $163,171
                             ========

(c)  From inception, July 5, 2005 to December 31, 2005.

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                              HARTFORD
                            HARTFORD                       INTERNATIONAL
                           HIGH YIELD   HARTFORD INDEX  CAPITAL APPRECIATION
                            HLS FUND       HLS FUND           HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT (C)
                           -----------  --------------  --------------------
INVESTMENT INCOME:
  Dividends..............   $ 54,797       $ 40,883             $ 27
                            --------       --------             ----
EXPENSE:
  Mortality and expense
   risk charges..........    (10,142)       (29,331)              (5)
                            --------       --------             ----
    Net investment income
     (loss)..............     44,655         11,552               22
                            --------       --------             ----
CAPITAL GAINS INCOME.....     --             78,953               46
                            --------       --------             ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     11,168         55,154                1
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (50,726)       (87,528)             151
                            --------       --------             ----
    Net gain (loss) on
     investments.........    (39,558)       (32,374)             152
                            --------       --------             ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $  5,097       $ 58,131             $220
                            ========       ========             ====

(c)  From inception, July 5, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                             HARTFORD
                           INTERNATIONAL     HARTFORD        HARTFORD        HARTFORD      HARTFORD       HARTFORD
                           OPPORTUNITIES  INTERNATIONAL   LARGECAP GROWTH  MIDCAP STOCK  MONEY MARKET  SMALLCAP VALUE
                             HLS FUND     STOCK HLS FUND     HLS FUND        HLS FUND      HLS FUND       HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------  ---------------  ------------  ------------  --------------
INVESTMENT INCOME:
  Dividends..............     $--            $10,824         $  9,010       $     141      $ 7,478       $  25,720
                              -------        -------         --------       ---------      -------       ---------
EXPENSE:
  Mortality and expense
   risk charges..........      (6,143)        (9,822)         (13,759)        (11,695)      (3,337)        (24,636)
                              -------        -------         --------       ---------      -------       ---------
    Net investment income
     (loss)..............      (6,143)         1,002           (4,749)        (11,554)       4,141           1,084
                              -------        -------         --------       ---------      -------       ---------
CAPITAL GAINS INCOME.....      --             --              --              131,759       --             434,720
                              -------        -------         --------       ---------      -------       ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      52,445         40,159           43,698          37,709       --              55,152
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       6,130         29,328          (50,413)       (137,398)      --            (369,297)
                              -------        -------         --------       ---------      -------       ---------
    Net gain (loss) on
     investments.........      58,575         69,487           (6,715)        (99,689)      --            (314,145)
                              -------        -------         --------       ---------      -------       ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $52,432        $70,489         $(11,464)      $  20,516      $ 4,141       $ 121,659
                              =======        =======         ========       =========      =======       =========


                              HARTFORD
                           SMALLCAP GROWTH
                              HLS FUND
                             SUB-ACCOUNT
                           ---------------
INVESTMENT INCOME:
  Dividends..............     $  3,705
                              --------
EXPENSE:
  Mortality and expense
   risk charges..........      (13,590)
                              --------
    Net investment income
     (loss)..............       (9,885)
                              --------
CAPITAL GAINS INCOME.....       66,435
                              --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      106,727
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (70,391)
                              --------
    Net gain (loss) on
     investments.........       36,336
                              --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 92,886
                              ========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                              HARTFORD
                                           U.S. GOVERNMENT
                           HARTFORD STOCK    SECURITIES     HARTFORD VALUE
                              HLS FUND        HLS FUND         HLS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (C)
                           --------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $ 4,890         $ 26,215           $ 37
                              -------         --------           ----
EXPENSE:
  Mortality and expense
   risk charges..........      (3,445)         (10,985)            (3)
                              -------         --------           ----
    Net investment income
     (loss)..............       1,445           15,230             34
                              -------         --------           ----
CAPITAL GAINS INCOME.....      --              --              --
                              -------         --------           ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         887           12,505         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      19,260          (25,558)           (24)
                              -------         --------           ----
    Net gain (loss) on
     investments.........      20,147          (13,053)           (24)
                              -------         --------           ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $21,592         $  2,177           $ 10
                              =======         ========           ====

(c)  From inception, July 5, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                           HARTFORD VALUE                                      ING JPMORGAN       AIM V.I.
                           OPPORTUNITIES   HARTFORD EQUITY  ING VP NATURAL   EMERGING MARKETS   GLOBAL HEALTH      AIM V.I.
                              HLS FUND     INCOME HLS FUND  RESOURCES TRUST  EQUITY PORTFOLIO     CARE FUND     TECHNOLOGY FUND
                            SUB-ACCOUNT    SUB-ACCOUNT (C)    SUB-ACCOUNT    SUB-ACCOUNT (D)   SUB-ACCOUNT (E)    SUB-ACCOUNT
                           --------------  ---------------  ---------------  ----------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $ 15,064          $ 40            $    47          $    84           $--              $--
                              --------          ----            -------          -------           -------          -------
EXPENSE:
  Mortality and expense
   risk charges..........      (14,853)           (3)              (492)             (61)             (735)            (889)
                              --------          ----            -------          -------           -------          -------
    Net investment income
     (loss)..............          211            37               (445)              23              (735)            (889)
                              --------          ----            -------          -------           -------          -------
CAPITAL GAINS INCOME.....       29,771        --                  5,303          --                --               --
                              --------          ----            -------          -------           -------          -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      112,991        --                      4            8,357             8,480           (3,440)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (74,613)          (35)            31,164           (4,230)            3,324              904
                              --------          ----            -------          -------           -------          -------
    Net gain (loss) on
     investments.........       38,378           (35)            31,168            4,127            11,804           (2,536)
                              --------          ----            -------          -------           -------          -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 68,360          $  2            $36,026          $ 4,150           $11,069          $(3,425)
                              ========          ====            =======          =======           =======          =======


                              AIM V.I.
                           CORE STOCK FUND
                             SUB-ACCOUNT
                           ---------------
INVESTMENT INCOME:
  Dividends..............       $ 173
                                -----
EXPENSE:
  Mortality and expense
   risk charges..........        (206)
                                -----
    Net investment income
     (loss)..............         (33)
                                -----
CAPITAL GAINS INCOME.....      --
                                -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (248)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         740
                                -----
    Net gain (loss) on
     investments.........         492
                                -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $ 459
                                =====

(c)  From inception, July 5, 2005 to December 31, 2005.
(d)  From inception, December 2, 2005 to December 31, 2005. Effective
     December 2, 2005, ING VP Emerging Markets Fund Sub-Account merged with ING JPMorgan Emerging Markets Equity Portfolio Sub-Account.
(e) Formerly AIM V.I. Health Sciences Fund Sub-Account. Change effective July 1, 2005.

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                           MFS EMERGING     MFS HIGH     MFS STRATEGIC
                           GROWTH SERIES  INCOME SERIES  INCOME SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............     $--            $2,314         $ 1,598
                              ------         ------         -------
EXPENSE:
  Mortality and expense
   risk charges..........        (35)          (159)           (104)
                              ------         ------         -------
    Net investment income
     (loss)..............        (35)         2,155           1,494
                              ------         ------         -------
CAPITAL GAINS INCOME.....     --             --                  84
                              ------         ------         -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         35            322             200
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        675         (1,925)         (1,461)
                              ------         ------         -------
    Net gain (loss) on
     investments.........        710         (1,603)         (1,261)
                              ------         ------         -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $  675         $  552         $   317
                              ======         ======         =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                              NEUBERGER
                              BERMAN AMT         NEUBERGER                      PIONEER GROWTH
                           LIMITED MATURITY      BERMAN AMT      PIONEER FUND   OPPORTUNITIES   VAN ECK WORLDWIDE
                            BOND PORTFOLIO   PARTNERS PORTFOLIO  VCT PORTFOLIO  VCT PORTFOLIO       BOND FUND
                             SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ------------------  -------------  --------------  -----------------
INVESTMENT INCOME:
  Dividends..............       $ 745              $  308           $  802         $--               $ 2,132
                                -----              ------           ------         -------           -------
EXPENSE:
  Mortality and expense
   risk charges..........        (157)               (146)            (307)           (923)             (106)
                                -----              ------           ------         -------           -------
    Net investment income
     (loss)..............         588                 162              495            (923)            2,026
                                -----              ------           ------         -------           -------
CAPITAL GAINS INCOME.....      --                       7           --              --               --
                                -----              ------           ------         -------           -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (234)                394            2,705           3,975               519
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (39)              4,871             (234)          9,089            (3,550)
                                -----              ------           ------         -------           -------
    Net gain (loss) on
     investments.........        (273)              5,265            2,471          13,064            (3,031)
                                -----              ------           ------         -------           -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $ 315              $5,434           $2,966         $12,141           $(1,005)
                                =====              ======           ======         =======           =======


                                                 WELLS FARGO
                           VAN ECK WORLDWIDE      ADVANTAGE
                           HARD ASSETS FUND     DISCOVERY FUND
                              SUB-ACCOUNT     SUB-ACCOUNT (F)(G)
                           -----------------  ------------------
INVESTMENT INCOME:
  Dividends..............       $   224            $--
                                -------            --------
EXPENSE:
  Mortality and expense
   risk charges..........          (466)               (168)
                                -------            --------
    Net investment income
     (loss)..............          (242)               (168)
                                -------            --------
CAPITAL GAINS INCOME.....       --                 --
                                -------            --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           262              15,933
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        42,710             (14,267)
                                -------            --------
    Net gain (loss) on
     investments.........        42,972               1,666
                                -------            --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $42,730            $  1,498
                                =======            ========

(f) From inception April 8, 2005 to December 31, 2005.Effective April 8, 2005, Strong MidCap Growth II Fund Sub-Account merged with Wells Fargo Discovery Fund Sub-Account.
(g) Formerly Wells Fargo Discovery Fund Sub-Account. Change effective April 11, 2005.

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

                             AMERICAN          AMERICAN       ALLIANCEBERNSTEIN VPS
                            CENTURY VP    CENTURY VP CAPITAL      INTERNATIONAL
                           BALANCED FUND  APPRECIATION FUND         PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT
                           -------------  ------------------  ---------------------
OPERATIONS:
  Net investment
   income................    $  2,687          $  (196)             $     46
  Capital gains income...          76          --                   --
  Net realized gain
   (loss) on security
   transactions..........       3,608            1,262                 2,484
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       1,665            6,986                20,647
                             --------          -------              --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       8,036            8,052                23,177
                             --------          -------              --------
UNIT TRANSACTIONS:
  Purchases..............      --              --                   --
  Net transfers..........      (2,377)            (298)                  175
  Surrenders for benefit
   payments and fees.....     (41,093)          (7,749)              (12,276)
  Net annuity
   transactions..........      --              --                   --
                             --------          -------              --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (43,470)          (8,047)              (12,101)
                             --------          -------              --------
  Net increase (decrease)
   in net assets.........     (35,434)               5                11,076
NET ASSETS:
  Beginning of year......     199,906           45,778               137,522
                             --------          -------              --------
  End of year............    $164,472          $45,783              $148,598
                             ========          =======              ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                           ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN                        FEDERATED FUND     FEDERATED HIGH
                             MONEY MARKET         LARGE CAP      FEDERATED AMERICAN  FOR U.S. GOVERNMENT   INCOME BOND
                               PORTFOLIO      GROWTH PORTFOLIO    LEADERS FUND II    SECURITIES FUND II      FUND II
                              SUB-ACCOUNT      SUB-ACCOUNT (A)      SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  -----------------  ------------------  -------------------  --------------
OPERATIONS:
  Net investment
   income................      $   5,717          $   (796)           $  2,045            $  7,450           $  3,541
  Capital gains income...       --                 --                 --                  --                  --
  Net realized gain
   (loss) on security
   transactions..........       --                   1,472               2,468                 124                961
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       --                  23,480               4,491              (4,363)            (3,872)
                               ---------          --------            --------            --------           --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          5,717            24,156               9,004               3,211                630
                               ---------          --------            --------            --------           --------
UNIT TRANSACTIONS:
  Purchases..............          1,000           --                 --                  --                  --
  Net transfers..........         69,733              (360)           --                    (2,131)                73
  Surrenders for benefit
   payments and fees.....       (156,431)          (19,447)            (29,156)            (10,786)           (24,028)
  Net annuity
   transactions..........       --                 --                 --                  --                  --
                               ---------          --------            --------            --------           --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (85,698)          (19,807)            (29,156)            (12,917)           (23,955)
                               ---------          --------            --------            --------           --------
  Net increase (decrease)
   in net assets.........        (79,981)            4,349             (20,152)             (9,706)           (23,325)
NET ASSETS:
  Beginning of year......        400,148           185,388             210,047             212,706             47,111
                               ---------          --------            --------            --------           --------
  End of year............      $ 320,167          $189,737            $189,895            $203,000           $ 23,786
                               =========          ========            ========            ========           ========

                                              GARTMORE GVIT
                           FEDERATED CAPITAL   DEVELOPING
                            INCOME FUND II    MARKETS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  -------------
OPERATIONS:
  Net investment
   income................      $  1,709         $    116
  Capital gains income...       --                16,722
  Net realized gain
   (loss) on security
   transactions..........          (556)           2,875
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           327            9,687
                               --------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         1,480           29,400
                               --------         --------
UNIT TRANSACTIONS:
  Purchases..............       --                    20
  Net transfers..........       --               (38,891)
  Surrenders for benefit
   payments and fees.....       (32,730)          (2,501)
  Net annuity
   transactions..........       --                --
                               --------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (32,730)         (41,372)
                               --------         --------
  Net increase (decrease)
   in net assets.........       (31,250)         (11,972)
NET ASSETS:
  Beginning of year......        36,048          122,440
                               --------         --------
  End of year............      $  4,798         $110,468
                               ========         ========

(a) Formerly AllianceBernstein VPS Premier Growth Portfolio Sub-Account. Change effective May 1, 2005.

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                            HARTFORD       HARTFORD      HARTFORD TOTAL
                            ADVISERS    BLUE CHIP STOCK    RETURN BOND
                            HLS FUND       HLS FUND         HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (B)
                           -----------  ---------------  ---------------
OPERATIONS:
  Net investment
   income................  $   18,071     $  (10,906)      $   81,843
  Capital gains income...      50,688        --                 9,929
  Net realized gain
   (loss) on security
   transactions..........      21,816        114,110          (19,963)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (34,297)       (19,919)         (54,698)
                           ----------     ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      56,278         83,285           17,111
                           ----------     ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............       1,850          9,182            1,155
  Net transfers..........     (76,997)       (88,603)        (125,530)
  Surrenders for benefit
   payments and fees.....    (453,159)      (728,039)        (565,739)
  Net annuity
   transactions..........          (5)           (11)              17
                           ----------     ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (528,311)      (807,471)        (690,097)
                           ----------     ----------       ----------
  Net increase (decrease)
   in net assets.........    (472,033)      (724,186)        (672,986)
NET ASSETS:
  Beginning of year......   1,321,579      2,637,693        1,805,763
                           ----------     ----------       ----------
  End of year............  $  849,546     $1,913,507       $1,132,777
                           ==========     ==========       ==========

(b)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                             HARTFORD      HARTFORD        HARTFORD
                             CAPITAL        CAPITAL      DIVIDEND AND       HARTFORD          HARTFORD          HARTFORD
                           APPRECIATION  OPPORTUNITIES      GROWTH       GLOBAL LEADERS  DISCIPLINED EQUITY      GROWTH
                             HLS FUND      HLS FUND        HLS FUND         HLS FUND          HLS FUND          HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT (C)   SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (C)
                           ------------  -------------  ---------------  --------------  ------------------  ---------------
OPERATIONS:
  Net investment
   income................    $   (732)     $ (1,207)        $   402        $   (4,369)       $   (5,738)         $   (59)
  Capital gains income...      24,184        --                 960           --               --                    165
  Net realized gain
   (loss) on security
   transactions..........       1,339           877               2            39,502           102,122                1
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (1,285)       (1,641)           (349)          (37,214)           32,645              689
                             --------      --------         -------        ----------        ----------          -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      23,506        (1,971)          1,015            (2,081)          129,029              796
                             --------      --------         -------        ----------        ----------          -------
UNIT TRANSACTIONS:
  Purchases..............      --                71         --                  4,757            10,709          --
  Net transfers..........      18,909        (6,383)         32,053           (44,862)            9,196           28,839
  Surrenders for benefit
   payments and fees.....     (31,312)       (2,849)           (137)         (173,578)         (792,238)         --
  Net annuity
   transactions..........      --            --             --                --                     23          --
                             --------      --------         -------        ----------        ----------          -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (12,403)       (9,161)         31,916          (213,683)         (772,310)          28,839
                             --------      --------         -------        ----------        ----------          -------
  Net increase (decrease)
   in net assets.........      11,103       (11,132)         32,931          (215,764)         (643,281)          29,635
NET ASSETS:
  Beginning of year......     166,495       141,626         --              1,037,478         2,821,032          --
                             --------      --------         -------        ----------        ----------          -------
  End of year............    $177,598      $130,494         $32,931        $  821,714        $2,177,751          $29,635
                             ========      ========         =======        ==========        ==========          =======

                             HARTFORD
                              GROWTH
                           OPPORTUNITIES
                             HLS FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment
   income................   $  (13,372)
  Capital gains income...       74,598
  Net realized gain
   (loss) on security
   transactions..........       90,471
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       11,474
                            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      163,171
                            ----------
UNIT TRANSACTIONS:
  Purchases..............        2,206
  Net transfers..........      (27,887)
  Surrenders for benefit
   payments and fees.....     (314,932)
  Net annuity
   transactions..........           (7)
                            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (340,620)
                            ----------
  Net increase (decrease)
   in net assets.........     (177,449)
NET ASSETS:
  Beginning of year......    1,388,854
                            ----------
  End of year............   $1,211,405
                            ==========

(c)  From inception, July 5, 2005 to December 31, 2005.

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                              HARTFORD
                            HARTFORD                       INTERNATIONAL
                           HIGH YIELD   HARTFORD INDEX  CAPITAL APPRECIATION
                            HLS FUND       HLS FUND           HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT (C)
                           -----------  --------------  --------------------
OPERATIONS:
  Net investment
   income................   $  44,655    $    11,552           $   22
  Capital gains income...      --             78,953               46
  Net realized gain
   (loss) on security
   transactions..........      11,168         55,154                1
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (50,726)       (87,528)             151
                            ---------    -----------           ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       5,097         58,131              220
                            ---------    -----------           ------
UNIT TRANSACTIONS:
  Purchases..............         939          7,093         --
  Net transfers..........         624        (96,099)           3,888
  Surrenders for benefit
   payments and fees.....    (270,758)    (1,032,569)            (101)
  Net annuity
   transactions..........      --            --              --
                            ---------    -----------           ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (269,195)    (1,121,575)           3,787
                            ---------    -----------           ------
  Net increase (decrease)
   in net assets.........    (264,098)    (1,063,444)           4,007
NET ASSETS:
  Beginning of year......     921,836      3,120,687         --
                            ---------    -----------           ------
  End of year............   $ 657,738    $ 2,057,243           $4,007
                            =========    ===========           ======

(c)  From inception, July 5, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                              HARTFORD        HARTFORD
                            INTERNATIONAL   INTERNATIONAL     HARTFORD        HARTFORD        HARTFORD      HARTFORD
                            SMALL COMPANY   OPPORTUNITIES  INTERNATIONAL   LARGECAP GROWTH  MIDCAP STOCK  MONEY MARKET
                              HLS FUND        HLS FUND     STOCK HLS FUND     HLS FUND        HLS FUND      HLS FUND
                           SUB-ACCOUNT (C)   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  -------------  --------------  ---------------  ------------  ------------
OPERATIONS:
  Net investment
   income................      $--            $  (6,143)     $   1,002       $   (4,749)     $  (11,554)   $   4,141
  Capital gains income...      --               --             --               --              131,759       --
  Net realized gain
   (loss) on security
   transactions..........      --                52,445         40,159           43,698          37,709       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      --                 6,130         29,328          (50,413)       (137,398)      --
                               ------         ---------      ---------       ----------      ----------    ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      --                52,432         70,489          (11,464)         20,516        4,141
                               ------         ---------      ---------       ----------      ----------    ---------
UNIT TRANSACTIONS:
  Purchases..............      --                 2,046          1,052            5,325             935          200
  Net transfers..........       5,152            21,476        (29,924)         (37,853)        (95,980)     401,296
  Surrenders for benefit
   payments and fees.....      --              (140,031)      (158,160)        (524,461)       (247,697)    (464,334)
  Net annuity
   transactions..........      --               --                   4          --              --            --
                               ------         ---------      ---------       ----------      ----------    ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       5,152          (116,509)      (187,028)        (556,989)       (342,742)     (62,838)
                               ------         ---------      ---------       ----------      ----------    ---------
  Net increase (decrease)
   in net assets.........       5,152           (64,077)      (116,539)        (568,453)       (322,226)     (58,697)
NET ASSETS:
  Beginning of year......      --               488,331        836,339        1,302,482       1,058,300      278,144
                               ------         ---------      ---------       ----------      ----------    ---------
  End of year............      $5,152         $ 424,254      $ 719,800       $  734,029      $  736,074    $ 219,447
                               ======         =========      =========       ==========      ==========    =========


                              HARTFORD
                           SMALLCAP VALUE
                              HLS FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment
   income................    $    1,084
  Capital gains income...       434,720
  Net realized gain
   (loss) on security
   transactions..........        55,152
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (369,297)
                             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       121,659
                             ----------
UNIT TRANSACTIONS:
  Purchases..............         4,138
  Net transfers..........       (94,277)
  Surrenders for benefit
   payments and fees.....      (558,136)
  Net annuity
   transactions..........       --
                             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (648,275)
                             ----------
  Net increase (decrease)
   in net assets.........      (526,616)
NET ASSETS:
  Beginning of year......     2,093,677
                             ----------
  End of year............    $1,567,061
                             ==========

(c)  From inception, July 5, 2005 to December 31, 2005.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                               HARTFORD
                              HARTFORD                      U.S. GOVERNMENT
                           SMALLCAP GROWTH  HARTFORD STOCK    SECURITIES
                              HLS FUND         HLS FUND        HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  --------------  ---------------
OPERATIONS:
  Net investment
   income................    $   (9,885)       $  1,445       $   15,230
  Capital gains income...        66,435         --               --
  Net realized gain
   (loss) on security
   transactions..........       106,727             887           12,505
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (70,391)         19,260          (25,558)
                             ----------        --------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        92,886          21,592            2,177
                             ----------        --------       ----------
UNIT TRANSACTIONS:
  Purchases..............         1,448              47              258
  Net transfers..........       (44,737)         16,289          (17,170)
  Surrenders for benefit
   payments and fees.....      (317,348)         (8,189)        (245,165)
  Net annuity
   transactions..........       --              --               --
                             ----------        --------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (360,637)          8,147         (262,077)
                             ----------        --------       ----------
  Net increase (decrease)
   in net assets.........      (267,751)         29,739         (259,900)
NET ASSETS:
  Beginning of year......     1,264,190         240,166        1,005,871
                             ----------        --------       ----------
  End of year............    $  996,439        $269,905       $  745,971
                             ==========        ========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                                                                                        ING JPMORGAN
                           HARTFORD VALUE       HARTFORD VALUE      HARTFORD EQUITY  ING VP NATURAL   EMERGING MARKETS
                              HLS FUND      OPPORTUNITIES HLS FUND  INCOME HLS FUND  RESOURCES TRUST  EQUITY PORTFOLIO
                           SUB-ACCOUNT (C)       SUB-ACCOUNT        SUB-ACCOUNT (C)    SUB-ACCOUNT    SUB-ACCOUNT (D)
                           ---------------  ----------------------  ---------------  ---------------  ----------------
OPERATIONS:
  Net investment
   income................      $   34             $      211            $   37          $   (445)         $     23
  Capital gains income...      --                     29,771            --                 5,303           --
  Net realized gain
   (loss) on security
   transactions..........      --                    112,991            --                     4             8,357
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         (24)               (74,613)              (35)           31,164            (4,230)
                               ------             ----------            ------          --------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          10                 68,360                 2            36,026             4,150
                               ------             ----------            ------          --------          --------
UNIT TRANSACTIONS:
  Purchases..............      --                        606            --                   980           --
  Net transfers..........       2,916                 19,201             2,430            52,215           (20,000)
  Surrenders for benefit
   payments and fees.....         (74)              (474,364)              (62)             (312)              (18)
  Net annuity
   transactions..........      --                          8            --               --                --
                               ------             ----------            ------          --------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,842               (454,549)            2,368            52,883           (20,018)
                               ------             ----------            ------          --------          --------
  Net increase (decrease)
   in net assets.........       2,852               (386,189)            2,370            88,909           (15,868)
NET ASSETS:
  Beginning of year......      --                  1,359,505            --                57,613            22,084
                               ------             ----------            ------          --------          --------
  End of year............      $2,852             $  973,316            $2,370          $146,522          $  6,216
                               ======             ==========            ======          ========          ========

                              AIM V.I.
                            GLOBAL HEALTH      AIM V.I.
                              CARE FUND     TECHNOLOGY FUND
                           SUB-ACCOUNT (E)    SUB-ACCOUNT
                           ---------------  ---------------
OPERATIONS:
  Net investment
   income................     $   (735)        $    (889)
  Capital gains income...      --                --
  Net realized gain
   (loss) on security
   transactions..........        8,480            (3,440)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        3,324               904
                              --------         ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       11,069            (3,425)
                              --------         ---------
UNIT TRANSACTIONS:
  Purchases..............          140                20
  Net transfers..........       (3,013)           (8,345)
  Surrenders for benefit
   payments and fees.....      (49,533)         (134,424)
  Net annuity
   transactions..........      --                --
                              --------         ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (52,406)         (142,749)
                              --------         ---------
  Net increase (decrease)
   in net assets.........      (41,337)         (146,174)
NET ASSETS:
  Beginning of year......      180,831           297,429
                              --------         ---------
  End of year............     $139,494         $ 151,255
                              ========         =========

(c)  From inception, July 5, 2005 to December 31, 2005.
(d)  From inception, December 2, 2005 to December 31, 2005. Effective
     December 2, 2005, ING VP Emerging Markets Fund Sub-Account merged with ING JPMorgan Emerging Markets Equity Portfolio Sub-Account.
(e)  Formerly AIM V.I. Health Sciences Fund Sub-Account. Change effective
     July 1, 2005.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                              AIM V.I.      MFS EMERGING     MFS HIGH
                           CORE STOCK FUND  GROWTH SERIES  INCOME SERIES
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -------------  -------------
OPERATIONS:
  Net investment
   income................     $    (33)        $  (35)        $ 2,155
  Capital gains income...      --              --              --
  Net realized gain
   (loss) on security
   transactions..........         (248)            35             322
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          740            675          (1,925)
                              --------         ------         -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          459            675             552
                              --------         ------         -------
UNIT TRANSACTIONS:
  Purchases..............          420         --              --
  Net transfers..........       (4,269)        --              (2,237)
  Surrenders for benefit
   payments and fees.....      (15,300)          (257)            (28)
  Net annuity
   transactions..........      --              --              --
                              --------         ------         -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (19,149)          (257)         (2,265)
                              --------         ------         -------
  Net increase (decrease)
   in net assets.........      (18,690)           418          (1,713)
NET ASSETS:
  Beginning of year......       59,338          8,048          37,077
                              --------         ------         -------
  End of year............     $ 40,648         $8,466         $35,364
                              ========         ======         =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                             NEUBERGER
                                             BERMAN AMT         NEUBERGER                      PIONEER GROWTH
                           MFS STRATEGIC  LIMITED MATURITY      BERMAN AMT      PIONEER FUND   OPPORTUNITIES   VAN ECK WORLDWIDE
                           INCOME SERIES   BOND PORTFOLIO   PARTNERS PORTFOLIO  VCT PORTFOLIO  VCT PORTFOLIO       BOND FUND
                            SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  ----------------  ------------------  -------------  --------------  -----------------
OPERATIONS:
  Net investment
   income................     $ 1,494         $    588           $   162          $    495        $   (923)        $  2,026
  Capital gains income...          84          --                      7            --             --               --
  Net realized gain
   (loss) on security
   transactions..........         200             (234)              394             2,705           3,975              519
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (1,461)             (39)            4,871              (234)          9,089           (3,550)
                              -------         --------           -------          --------        --------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         317              315             5,434             2,966          12,141           (1,005)
                              -------         --------           -------          --------        --------         --------
UNIT TRANSACTIONS:
  Purchases..............      --              --                    720            --               1,400          --
  Net transfers..........      --               (1,112)            3,213            --              (6,955)         (24,041)
  Surrenders for benefit
   payments and fees.....      (3,288)         (23,412)              (33)          (63,939)        (21,771)            (433)
  Net annuity
   transactions..........      --              --                --                 --             --               --
                              -------         --------           -------          --------        --------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (3,288)         (24,524)            3,900           (63,939)        (27,326)         (24,474)
                              -------         --------           -------          --------        --------         --------
  Net increase (decrease)
   in net assets.........      (2,971)         (24,209)            9,334           (60,973)        (15,185)         (25,479)
NET ASSETS:
  Beginning of year......      24,799           50,874            25,315            85,870         213,854           46,258
                              -------         --------           -------          --------        --------         --------
  End of year............     $21,828         $ 26,665           $34,649          $ 24,897        $198,669         $ 20,779
                              =======         ========           =======          ========        ========         ========


                                                 WELLS FARGO
                           VAN ECK WORLDWIDE      ADVANTAGE
                           HARD ASSETS FUND     DISCOVERY FUND
                              SUB-ACCOUNT     SUB-ACCOUNT (F)(G)
                           -----------------  ------------------
OPERATIONS:
  Net investment
   income................      $   (242)           $   (168)
  Capital gains income...       --                 --
  Net realized gain
   (loss) on security
   transactions..........           262              15,933
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        42,710             (14,267)
                               --------            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        42,730               1,498
                               --------            --------
UNIT TRANSACTIONS:
  Purchases..............           640            --
  Net transfers..........        36,107              (6,380)
  Surrenders for benefit
   payments and fees.....           (51)            (17,503)
  Net annuity
   transactions..........       --                 --
                               --------            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        36,696             (23,883)
                               --------            --------
  Net increase (decrease)
   in net assets.........        79,426             (22,385)
NET ASSETS:
  Beginning of year......        68,272              54,821
                               --------            --------
  End of year............      $147,698            $ 32,436
                               ========            ========

(f) From inception April 8, 2005 to December 31, 2005. Effective April 8, 2005, Strong MidCap Growth II Fund Sub-Account merged with Wells Fargo Discovery Fund Sub-Account.
(g)  Formerly Wells Fargo Discovery Fund Sub-Account. Change effective
     April 11, 2005.

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                             AMERICAN          AMERICAN       ALLIANCEBERNSTEIN VPS
                            CENTURY VP    CENTURY VP CAPITAL      INTERNATIONAL
                           BALANCED FUND  APPRECIATION FUND         PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT
                           -------------  ------------------  ---------------------
OPERATIONS:
  Net investment
   income................    $  1,735          $  (202)             $   (266)
  Capital gains income...      --              --                   --
  Net realized gain
   (loss) on security
   transactions..........          19              809                 6,856
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      13,408            2,508                16,934
                             --------          -------              --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      15,162            3,115                23,524
                             --------          -------              --------
UNIT TRANSACTIONS:
  Purchases..............      --              --                   --
  Net transfers..........     108,009              (82)               (9,731)
  Surrenders for benefit
   payments and fees.....      (3,973)          (4,001)              (38,167)
  Net annuity
   transactions
                             --------          -------              --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     104,036           (4,083)              (47,898)
                             --------          -------              --------
  Net increase (decrease)
   in net assets.........     119,198             (968)              (24,374)
NET ASSETS:
  Beginning of year......      80,708           46,746               161,896
                             --------          -------              --------
  End of year............    $199,906          $45,778              $137,522
                             ========          =======              ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                           ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN                        FEDERATED FUND     FEDERATED HIGH
                             MONEY MARKET      PREMIER GROWTH    FEDERATED AMERICAN  FOR U.S. GOVERNMENT   INCOME BOND
                               PORTFOLIO          PORTFOLIO       LEADERS FUND II    SECURITIES FUND II      FUND II
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  -----------------  ------------------  -------------------  --------------
OPERATIONS:
  Net investment
   income................     $    1,056          $   (888)           $  1,512            $  8,227           $  4,415
  Capital gains income...       --                 --                 --                     1,071            --
  Net realized gain
   (loss) on security
   transactions..........       --                     352                 597                 135              2,351
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       --                  15,378              15,362              (2,945)              (565)
                              ----------          --------            --------            --------           --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          1,056            14,842              17,471               6,488              6,201
                              ----------          --------            --------            --------           --------
UNIT TRANSACTIONS:
  Purchases..............          5,000                60            --                  --                  --
  Net transfers..........        (46,015)          (50,564)             35,902              28,390             (3,758)
  Surrenders for benefit
   payments and fees.....       (603,051)          (41,995)             (8,466)            (23,983)           (21,177)
  Net annuity
   transactions
                              ----------          --------            --------            --------           --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (644,066)          (92,499)             27,436               4,407            (24,935)
                              ----------          --------            --------            --------           --------
  Net increase (decrease)
   in net assets.........       (643,010)          (77,657)             44,907              10,895            (18,734)
NET ASSETS:
  Beginning of year......      1,043,158           263,045             165,140             201,811             65,845
                              ----------          --------            --------            --------           --------
  End of year............     $  400,148          $185,388            $210,047            $212,706           $ 47,111
                              ==========          ========            ========            ========           ========

                                              GARTMORE GVIT   HARTFORD
                           FEDERATED CAPITAL   DEVELOPING     ADVISERS
                            INCOME FUND II    MARKETS FUND    HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                           -----------------  -------------  -----------
OPERATIONS:
  Net investment
   income................       $ 1,306         $    181     $    8,634
  Capital gains income...       --                 5,210         --
  Net realized gain
   (loss) on security
   transactions..........             8            1,107         10,530
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         1,818           10,830          7,460
                                -------         --------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         3,132           17,328         26,624
                                -------         --------     ----------
UNIT TRANSACTIONS:
  Purchases..............       --                   180          5,946
  Net transfers..........          (663)          52,257        (12,672)
  Surrenders for benefit
   payments and fees.....            (6)         (25,386)      (724,832)
  Net annuity
   transactions
                                -------         --------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          (669)          27,051       (731,558)
                                -------         --------     ----------
  Net increase (decrease)
   in net assets.........         2,463           44,379       (704,934)
NET ASSETS:
  Beginning of year......        33,585           78,061      2,026,513
                                -------         --------     ----------
  End of year............       $36,048         $122,440     $1,321,579
                                =======         ========     ==========

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                              HARTFORD
                              HARTFORD                        CAPITAL
                             BLUE CHIP      HARTFORD BOND   APPRECIATION
                           STOCK HLS FUND     HLS FUND        HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT (A)  SUB-ACCOUNT
                           --------------  ---------------  ------------
OPERATIONS:
  Net investment
   income................    $  (29,294)     $  114,337       $   (410)
  Capital gains income...       --               48,765         --
  Net realized gain
   (loss) on security
   transactions..........        38,366          10,695            645
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       174,670        (114,167)        20,857
                             ----------      ----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       183,742          59,630         21,092
                             ----------      ----------       --------
UNIT TRANSACTIONS:
  Purchases..............         8,484           7,188         --
  Net transfers..........        16,807        (145,220)       128,238
  Surrenders for benefit
   payments and fees.....      (627,431)       (352,531)        (1,692)
  Net annuity
   transactions
                             ----------      ----------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (602,140)       (490,563)       126,546
                             ----------      ----------       --------
  Net increase (decrease)
   in net assets.........      (418,398)       (430,933)       147,638
NET ASSETS:
  Beginning of year......     3,056,091       2,236,696         18,857
                             ----------      ----------       --------
  End of year............    $2,637,693      $1,805,763       $166,495
                             ==========      ==========       ========

(a) Effective April 30, 2004, Hartford Multisector Bond HLS Fund Sub-Account merged with Hartford Bond HLS Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                             HARTFORD                                           HARTFORD
                              CAPITAL        HARTFORD          HARTFORD          GROWTH       HARTFORD
                           OPPORTUNITIES  GLOBAL LEADERS  DISCIPLINED EQUITY  OPPORTUNITIES  HIGH YIELD   HARTFORD INDEX
                             HLS FUND        HLS FUND          HLS FUND         HLS FUND      HLS FUND       HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  --------------  ------------------  -------------  -----------  --------------
OPERATIONS:
  Net investment
   income................    $ (1,132)      $   (7,436)      $   (11,142)      $  (16,565)    $  33,834    $    (9,006)
  Capital gains income...      --              --               --                --             --             13,668
  Net realized gain
   (loss) on security
   transactions..........         334           24,581            56,064           27,583         4,719          7,359
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      12,127          146,600           139,507          183,792        15,416        275,644
                             --------       ----------       -----------       ----------     ---------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      11,329          163,745           184,429          194,810        53,969        287,665
                             --------       ----------       -----------       ----------     ---------    -----------
UNIT TRANSACTIONS:
  Purchases..............         613            2,830            19,235           13,492         1,392         36,953
  Net transfers..........      (2,378)          17,601           (73,243)          22,541        26,762       (350,783)
  Surrenders for benefit
   payments and fees.....        (638)        (197,339)       (1,393,835)        (203,020)     (112,852)    (1,940,335)
  Net annuity
   transactions
                             --------       ----------       -----------       ----------     ---------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (2,403)        (176,908)       (1,447,843)        (166,987)      (84,698)    (2,254,165)
                             --------       ----------       -----------       ----------     ---------    -----------
  Net increase (decrease)
   in net assets.........       8,926          (13,163)       (1,263,414)          27,823       (30,729)    (1,966,500)
NET ASSETS:
  Beginning of year......     132,700        1,050,641         4,084,446        1,361,031       952,565      5,087,187
                             --------       ----------       -----------       ----------     ---------    -----------
  End of year............    $141,626       $1,037,478       $ 2,821,032       $1,388,854     $ 921,836    $ 3,120,687
                             ========       ==========       ===========       ==========     =========    ===========

                             HARTFORD
                           INTERNATIONAL     HARTFORD
                           OPPORTUNITIES  INTERNATIONAL
                             HLS FUND     STOCK HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------
OPERATIONS:
  Net investment
   income................    $  (3,209)     $   (8,325)
  Capital gains income...      --              --
  Net realized gain
   (loss) on security
   transactions..........       30,536          30,218
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       46,138          85,052
                             ---------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       73,465         106,945
                             ---------      ----------
UNIT TRANSACTIONS:
  Purchases..............        2,094           5,388
  Net transfers..........       (3,290)        (20,930)
  Surrenders for benefit
   payments and fees.....     (100,729)       (297,984)
  Net annuity
   transactions
                             ---------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (101,925)       (313,526)
                             ---------      ----------
  Net increase (decrease)
   in net assets.........      (28,460)       (206,581)
NET ASSETS:
  Beginning of year......      516,791       1,042,920
                             ---------      ----------
  End of year............    $ 488,331      $  836,339
                             =========      ==========

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                              HARTFORD        HARTFORD      HARTFORD
                           LARGECAP GROWTH  MIDCAP STOCK  MONEY MARKET
                              HLS FUND        HLS FUND      HLS FUND
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  ------------  ------------
OPERATIONS:
  Net investment
   income................    $  (17,928)     $  (11,411)   $  (1,149)
  Capital gains income...       --              --            --
  Net realized gain
   (loss) on security
   transactions..........         9,882          17,888       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       142,410         102,400       --
                             ----------      ----------    ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       134,364         108,877       (1,149)
                             ----------      ----------    ---------
UNIT TRANSACTIONS:
  Purchases..............        42,213          11,370       17,118
  Net transfers..........       (63,534)         64,459       24,521
  Surrenders for benefit
   payments and fees.....      (552,115)       (155,814)    (326,253)
  Net annuity
   transactions
                             ----------      ----------    ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (573,436)        (79,985)    (284,614)
                             ----------      ----------    ---------
  Net increase (decrease)
   in net assets.........      (439,072)         28,892     (285,763)
NET ASSETS:
  Beginning of year......     1,741,554       1,029,408      563,907
                             ----------      ----------    ---------
  End of year............    $1,302,482      $1,058,300    $ 278,144
                             ==========      ==========    =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                                                               HARTFORD
                              HARTFORD        HARTFORD                      U.S. GOVERNMENT  HARTFORD VALUE
                           SMALLCAP VALUE  SMALLCAP GROWTH  HARTFORD STOCK    SECURITIES     OPPORTUNITIES   ING VP EMERGING
                              HLS FUND        HLS FUND         HLS FUND        HLS FUND         HLS FUND      MARKETS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ---------------  --------------  ---------------  --------------  ---------------
OPERATIONS:
  Net investment
   income................    $  (12,459)     $  (15,400)       $   (568)      $   28,403       $  (13,647)      $     93
  Capital gains income...        19,572         --              --               --               --             --
  Net realized gain
   (loss) on security
   transactions..........        84,070          44,099           1,342           51,459           83,905            (31)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       150,822         134,393           5,712          (68,740)         143,079          3,303
                             ----------      ----------        --------       ----------       ----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       242,005         163,092           6,486           11,122          213,337          3,365
                             ----------      ----------        --------       ----------       ----------       --------
UNIT TRANSACTIONS:
  Purchases..............        18,034           2,996             408            7,203           10,045        --
  Net transfers..........        61,066          37,516          (8,296)        (173,403)          19,515         25,510
  Surrenders for benefit
   payments and fees.....      (350,960)       (274,348)         (3,871)        (549,687)        (575,640)       (16,991)
  Net annuity
   transactions
                             ----------      ----------        --------       ----------       ----------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (271,860)       (233,836)        (11,759)        (715,887)        (546,080)         8,519
                             ----------      ----------        --------       ----------       ----------       --------
  Net increase (decrease)
   in net assets.........       (29,855)        (70,744)         (5,273)        (704,765)        (332,743)        11,884
NET ASSETS:
  Beginning of year......     2,123,532       1,334,934         245,439        1,710,636        1,692,248         10,200
                             ----------      ----------        --------       ----------       ----------       --------
  End of year............    $2,093,677      $1,264,190        $240,166       $1,005,871       $1,359,505       $ 22,084
                             ==========      ==========        ========       ==========       ==========       ========


                           ING VP NATURAL        AIM V. I.
                           RESOURCES TRUST  HEALTH SCIENCES FUND
                             SUB-ACCOUNT      SUB-ACCOUNT (B)
                           ---------------  --------------------
OPERATIONS:
  Net investment
   income................      $   196            $   (845)
  Capital gains income...      --                 --
  Net realized gain
   (loss) on security
   transactions..........          126                 484
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        3,322              11,609
                               -------            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        3,644              11,248
                               -------            --------
UNIT TRANSACTIONS:
  Purchases..............          420                 641
  Net transfers..........       26,795             (10,473)
  Surrenders for benefit
   payments and fees.....       (4,255)             (6,923)
  Net annuity
   transactions
                               -------            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       22,960             (16,755)
                               -------            --------
  Net increase (decrease)
   in net assets.........       26,604              (5,507)
NET ASSETS:
  Beginning of year......       31,009             186,338
                               -------            --------
  End of year............      $57,613            $180,831
                               =======            ========

(b) Formerly Invesco Health Science Fund Sub-Account. Change effective October 15, 2004.

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                              AIM V. I.        AIM V. I.     MFS EMERGING     MFS HIGH
                           TECHNOLOGY FUND  CORE STOCK FUND  GROWTH SERIES  INCOME SERIES
                           SUB-ACCOUNT (C)  SUB-ACCOUNT (D)   SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ---------------  -------------  -------------
OPERATIONS:
  Net investment
   income................     $ (1,419)        $    178         $   (41)      $  1,659
  Capital gains income...      --               --               --             --
  Net realized gain
   (loss) on security
   transactions..........       (2,205)           1,591              58          4,466
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       14,664           (1,246)            890         (2,488)
                              --------         --------         -------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       11,040              523             907          3,637
                              --------         --------         -------       --------
UNIT TRANSACTIONS:
  Purchases..............          803              420              30         --
  Net transfers..........      (63,522)          (2,229)         (1,736)         4,266
  Surrenders for benefit
   payments and fees.....       (5,583)         (68,117)         (2,757)       (41,138)
  Net annuity
   transactions
                              --------         --------         -------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (68,302)         (69,926)         (4,463)       (36,872)
                              --------         --------         -------       --------
  Net increase (decrease)
   in net assets.........      (57,262)         (69,403)         (3,556)       (33,235)
NET ASSETS:
  Beginning of year......      354,691          128,741          11,604         70,312
                              --------         --------         -------       --------
  End of year............     $297,429         $ 59,338         $ 8,048       $ 37,077
                              ========         ========         =======       ========

(c) Formerly Invesco Technology Fund Sub-Account. Change effective October 15, 2004.
(d) Formerly Invesco Core Equity Fund Sub-Account. Change effective October 15, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                             NEUBERGER
                                             BERMAN AMT         NEUBERGER
                           MFS STRATEGIC  LIMITED MATURITY      BERMAN AMT         PIONEER FUND
                           INCOME SERIES   BOND PORTFOLIO   PARTNERS PORTFOLIO    VCT PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT (E)(G)
                           -------------  ----------------  ------------------  ------------------
OPERATIONS:
  Net investment
   income................     $ 1,214         $  2,418           $   (140)           $    504
  Capital gains income...      --              --                --                  --
  Net realized gain
   (loss) on security
   transactions..........         548             (121)             4,438               2,609
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          22           (1,803)             1,507               3,431
                              -------         --------           --------            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,784              494              5,805               6,544
                              -------         --------           --------            --------
UNIT TRANSACTIONS:
  Purchases..............      --              --                --                        30
  Net transfers..........      (2,601)         (13,016)             2,329               1,611
  Surrenders for benefit
   payments and fees.....      (3,366)         (71,763)           (47,550)            (38,993)
  Net annuity
   transactions
                              -------         --------           --------            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (5,967)         (84,779)           (45,221)            (37,352)
                              -------         --------           --------            --------
  Net increase (decrease)
   in net assets.........      (4,183)         (84,285)           (39,416)            (30,808)
NET ASSETS:
  Beginning of year......      28,982          135,159             64,731             116,678
                              -------         --------           --------            --------
  End of year............     $24,799         $ 50,874           $ 25,315            $ 85,870
                              =======         ========           ========            ========


                                    PIONEER GROWTH             THE STRONG
                                    OPPORTUNITIES            MID CAP GROWTH  VAN ECK WORLDWIDE  VAN ECK WORLDWIDE
                                    VCT PORTFOLIO               FUND II          BOND FUND      HARD ASSETS FUND
                                   SUB-ACCOUNT (F)            SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           --------------------------------  --------------  -----------------  -----------------
OPERATIONS:
  Net investment
   income................              $   (834)                $   (278)         $ 1,999            $  (129)
  Capital gains income...           --                           --               --                 --
  Net realized gain
   (loss) on security
   transactions..........                 2,158                    7,805            2,628                800
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                37,141                    2,901            1,244              8,601
                                       --------                 --------          -------            -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                38,465                   10,428            5,871              9,272
                                       --------                 --------          -------            -------
UNIT TRANSACTIONS:
  Purchases..............                 2,574                  --               --                 --
  Net transfers..........                23,626                  (23,314)          25,413             55,793
  Surrenders for benefit
   payments and fees.....               (14,958)                 (21,465)          (2,162)            (7,249)
  Net annuity
   transactions
                                       --------                 --------          -------            -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                11,242                  (44,779)          23,251             48,544
                                       --------                 --------          -------            -------
  Net increase (decrease)
   in net assets.........                49,707                  (34,351)          29,122             57,816
NET ASSETS:
  Beginning of year......               164,147                   89,172           17,136             10,456
                                       --------                 --------          -------            -------
  End of year............              $213,854                 $ 54,821          $46,258            $68,272
                                       ========                 ========          =======            =======

(e) Effective December 10, 2004, SAFECO Core Equity Portfolio Sub-Account (formerly SAFECO Equity Portfolio Sub-Account, change effective May 3,
     2004) merged with Pioneer Fund VCT Portfolio Sub-Account.
(f) Formerly Safeco Growth Opportunities Portfolio Sub-Account. Change effective December 10, 2004.
(g)  From inception, December 10, 2004 to December 31, 2004.

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005

 1.  ORGANIZATION:

    Separate Account A (the "Account") is a separate investment account within Union Security Life Insurance Company of New York and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. On April 1, 2001, Union Security Life Insurance Company of New York entered into an agreement with Hartford Life Insurance Company (the "Company") to co-insure the obligations of Union Security Life Insurance Company of New York under the variable annuity contracts and to provide administration for the contracts. Effective, September 6, 2005, Union Security Life Insurance Company of New York changed its name from First Fortis Life Insurance Company in connection with Assurant Inc.'s (the "Parent") initial public offering on February 5, 2004. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the American Century VP Balanced Fund, American Century VP Capital Appreciation Fund, AllianceBernstein VPS International Portfolio, AllianceBernstein Money Market Portfolio, AllianceBernstein Large Cap Growth Portfolio, Federated American Leaders Fund II, Federated Fund for U.S. Government Securities Fund II, Federated High Income Bond Fund II, Federated Capital Income Fund II, Gartmore GVIT Developing Markets Fund, Hartford Advisers HLS Fund, Hartford Blue Chip Stock HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Capital Opportunities HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Leaders HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Stock HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford MidCap Stock HLS Fund, Hartford Money Market HLS Fund, Hartford SmallCap Value HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, ING VP Natural Resources Trust, ING JPMorgan Emerging Markets Equity Portfolio, AIM V.I. Health Care Fund, AIM V.I. Technology Fund, AIM V.I. Core Stock Fund, MFS Emerging Growth Series, MFS High Income Series, MFS Strategic Income Series, Neuberger Berman AMT Limited Maturity Bond Portfolio, Neuberger Berman AMT Partners Portfolio, Pioneer Fund VCT Portfolio, Pioneer Growth Opportunities VCT Portfolio, Van Eck Worldwide Bond Fund, Van Eck Worldwide Hard Assets Fund, and Wells Fargo Advantage Discovery Fund.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2005.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of

_____________________________________ SA-42 ____________________________________
      assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

   f) MORTALITY RISK--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.25% of the Contract's value for the mortality and expense risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $25,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:

                                          PURCHASES    PROCEEDS
SUB-ACCOUNT                                AT COST    FROM SALES
-----------                               ----------  -----------
American Century VP Balanced Fund.......  $    5,633  $    46,340
American Century VP Capital Appreciation
 Fund...................................           2        8,245
AllianceBernstein VPS International
 Portfolio..............................      15,655       27,709
AllianceBernstein Money Market
 Portfolio..............................     128,587      208,575
AllianceBernstein Large Cap Growth
 Portfolio..............................           6       20,609
Federated American Leaders Fund II......       2,953       30,064
Federated Fund for U.S. Government
 Securities Fund II.....................       8,390       13,856
Federated High Income Bond Fund II......       3,808       24,222
Federated Capital Income Fund II........       1,855       32,876
Gartmore GVIT Developing Markets Fund...      47,053       71,587
Hartford Advisers HLS Fund..............      89,176      548,729
Hartford Blue Chip Stock HLS Fund.......      43,488      861,865
Hartford Total Return Bond HLS Fund.....     148,521      746,843
Hartford Capital Appreciation HLS
 Fund...................................      45,458       34,407
Hartford Capital Opportunities HLS
 Fund...................................       2,800       13,168
Hartford Dividend and Growth HLS Fund...      33,543          265
Hartford Global Leaders HLS Fund........      22,553      240,603
Hartford Disciplined Equity HLS Fund....      64,201      842,246
Hartford Growth HLS Fund................      29,004           59
Hartford Growth Opportunities HLS
 Fund...................................      95,311      374,704
Hartford High Yield HLS Fund............      73,939      298,480
Hartford Index HLS Fund.................     135,871    1,166,940
Hartford International Capital
 Appreciation HLS Fund..................       3,963          107
Hartford International Small Company HLS
 Fund...................................       5,151      --
Hartford International Opportunities HLS
 Fund...................................      23,646      146,296
Hartford International Stock HLS Fund...      42,934      228,957
Hartford LargeCap Growth HLS Fund.......     132,398      694,135
Hartford MidCap Stock HLS Fund..........     139,317      361,854
Hartford Money Market HLS Fund..........     461,769      520,474
Hartford SmallCap Value HLS Fund........     688,982      901,453
Hartford SmallCap Growth HLS Fund.......     134,072      438,159
Hartford Stock HLS Fund.................      29,605       20,013
Hartford U.S. Government Securities HLS
 Fund...................................      43,849      290,696
Hartford Value HLS Fund.................       2,953           77
Hartford Value Opportunities HLS Fund...     175,812      600,378
Hartford Equity Income HLS Fund.........       2,470           65
ING VP Natural Resources Trust..........      58,138          201
ING JPMorgan Emerging Markets Equity
 Portfolio..............................       6,136       26,124
AIM V.I. Global Health Care Fund........         129       53,270
AIM V.I. Technology Fund................      36,200      179,838
AIM V.I. Core Stock Fund................         592       19,774
MFS Emerging Growth Series..............      --              305
MFS High Income Series..................       2,315        2,446
MFS Strategic Income Series.............       1,683        3,394
Neuberger Berman AMT Limited Maturity
 Bond Portfolio.........................         917       24,833
Neuberger Berman AMT Partners
 Portfolio..............................      14,153       10,078

_____________________________________ SA-44 ____________________________________

                                          PURCHASES    PROCEEDS
SUB-ACCOUNT                                AT COST    FROM SALES
-----------                               ----------  -----------
Pioneer Fund VCT Portfolio..............  $      802  $    64,258
Pioneer Growth Opportunities VCT
 Portfolio..............................       7,073       35,258
Van Eck Worldwide Bond Fund.............      12,115       34,520
Van Eck Worldwide Hard Assets Fund......      62,062       25,573
Wells Fargo Advantage Discovery Fund....      47,434       71,489
                                          ----------  -----------
                                          $3,134,477  $10,366,417
                                          ==========  ===========

 5.  CHANGES IN UNITS OUTSTANDING****

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                                           NET
                                      UNITS    UNITS     INCREASE
SUB-ACCOUNT                          ISSUED   REDEEMED  (DECREASE)
-----------                          -------  --------  ----------
American Century VP Balanced
 Fund..............................      113    2,562      (2,449)
American Century VP Capital
 Appreciation Fund.................    --         719        (719)
AllianceBernstein VPS International
 Portfolio.........................    1,034    1,940        (906)
AllianceBernstein Money Market
 Portfolio.........................    9,277   15,883      (6,606)
AllianceBernstein Large Cap Growth
 Portfolio.........................    --       1,035      (1,035)
Federated American Leaders Fund
 II................................    --       1,418      (1,418)
Federated Fund for U.S. Government
 Securities Fund II................    --         842        (842)
Federated High Income Bond Fund
 II................................        4    1,496      (1,492)
Federated Capital Income Fund II...    --       2,610      (2,610)
Gartmore GVIT Developing Markets
 Fund..............................    2,209    5,365      (3,156)
Hartford Advisers HLS Fund.........    2,685  147,637    (144,952)
Hartford Blue Chip Stock HLS
 Fund..............................    1,552   46,500     (44,948)
Hartford Total Return Bond HLS
 Fund..............................   15,241  272,783    (257,542)
Hartford Capital Appreciation HLS
 Fund..............................   12,237   18,697      (6,460)
Hartford Capital Opportunities HLS
 Fund..............................      420    1,856      (1,436)
Hartford Dividend and Growth HLS
 Fund..............................   24,253      100      24,153
Hartford Global Leaders HLS Fund...      728    9,594      (8,866)
Hartford Disciplined Equity HLS
 Fund..............................    1,911   35,664     (33,753)
Hartford Growth HLS Fund...........   22,991    --         22,991
Hartford Growth Opportunities HLS
 Fund..............................    3,615   65,134     (61,519)
Hartford High Yield HLS Fund.......    1,461   20,785     (19,324)
Hartford Index HLS Fund............      978   63,674     (62,696)
Hartford International Capital
 Appreciation HLS Fund.............    3,061       77       2,984
Hartford International Small
 Company HLS Fund..................    2,877    --          2,877
Hartford International
 Opportunities HLS Fund............   14,570   86,575     (72,005)
Hartford International Stock HLS
 Fund..............................    2,036   12,672     (10,636)
Hartford LargeCap Growth HLS
 Fund..............................   14,285   76,171     (61,886)
Hartford MidCap Stock HLS Fund.....      689   26,816     (26,127)
Hartford Money Market HLS Fund.....  266,816  303,425     (36,609)
Hartford SmallCap Value HLS Fund...   11,315   41,779     (30,464)
Hartford SmallCap Growth HLS
 Fund..............................    2,547   16,435     (13,888)
Hartford Stock HLS Fund............   19,438   12,245       7,193
Hartford U.S. Government Securities
 HLS Fund..........................      805   12,110     (11,305)
Hartford Value HLS Fund............    2,587       65       2,522
Hartford Value Opportunities HLS
 Fund..............................    6,303   26,995     (20,692)
Hartford Equity Income HLS Fund....    2,027       51       1,976
ING VP Natural Resources Trust.....    2,790       15       2,775

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                           NET
                                      UNITS    UNITS     INCREASE
SUB-ACCOUNT                          ISSUED   REDEEMED  (DECREASE)
-----------                          -------  --------  ----------
ING JPMorgan Emerging Markets
 Equity Portfolio..................      605    --            605
AIM V.I. Global Health Care Fund...        7    2,715      (2,708)
AIM V.I. Technology Fund...........    3,120   15,411     (12,291)
AIM V.I. Core Stock Fund...........       28    1,321      (1,293)
MFS Emerging Growth Series.........    --          16         (16)
MFS High Income Series.............    --         144        (144)
MFS Strategic Income Series........    --         221        (221)
Neuberger Berman AMT Limited
 Maturity Bond Portfolio...........       16    1,814      (1,798)
Neuberger Berman AMT Partners
 Portfolio.........................      848      590         258
Pioneer Fund VCT Portfolio.........    --       6,059      (6,059)
Pioneer Growth Opportunities VCT
 Portfolio.........................      425    1,828      (1,403)
Van Eck Worldwide Bond Fund........      637    2,180      (1,543)
Van Eck Worldwide Hard Assets
 Fund..............................    3,772    1,634       2,138
Wells Fargo Advantage Discovery
 Fund..............................    2,525      929       1,596

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                                           NET
                                      UNITS    UNITS     INCREASE
SUB-ACCOUNT                          ISSUED   REDEEMED  (DECREASE)
-----------                          -------  --------  ----------
American Century VP Balanced
 Fund..............................    6,895      453       6,442
American Century VP Capital
 Appreciation Fund.................      195      576        (381)
AllianceBernstein VPS International
 Portfolio.........................    --       3,847      (3,847)
AllianceBernstein Money Market
 Portfolio.........................   16,272   65,949     (49,677)
AllianceBernstein Premier Growth
 Portfolio.........................      109    5,268      (5,159)
Federated American Leaders Fund
 II................................    2,436      960       1,476
Federated Fund for U.S. Government
 Securities Fund II................    1,918    1,620         298
Federated High Income Bond Fund
 II................................    --       1,582      (1,582)
Federated Capital Income Fund II...    --          60         (60)
Gartmore GVIT Developing Markets
 Fund..............................   11,733    9,300       2,433
Hartford Advisers HLS Fund.........   22,688  233,049    (210,361)
Hartford Blue Chip Stock HLS
 Fund..............................    4,772   40,818     (36,046)
Hartford Bond HLS Fund.............  311,735  212,864      98,871
Hartford Capital Appreciation HLS
 Fund..............................   96,982    9,889      87,093
Hartford Capital Opportunities HLS
 Fund..............................      370      734        (364)
Hartford Global Leaders HLS Fund...    3,344   11,124      (7,780)
Hartford Disciplined Equity HLS
 Fund..............................    2,486   72,135     (69,649)
Hartford Growth Opportunities HLS
 Fund..............................    9,565   43,668     (34,103)
Hartford High Yield HLS Fund.......    4,376   10,663      (6,287)
Hartford Index HLS Fund............    5,934  140,507    (134,573)
Hartford International
 Opportunities HLS Fund............    1,507   73,874     (72,367)
Hartford International Stock HLS
 Fund..............................      530   21,059     (20,529)
Hartford LargeCap Growth HLS
 Fund..............................    6,508   73,666     (67,158)
Hartford MidCap Stock HLS Fund.....    9,766   16,411      (6,645)
Hartford Money Market HLS Fund.....   90,794  258,522    (167,728)
Hartford SmallCap Value HLS Fund...   11,682   26,040     (14,358)
Hartford SmallCap Growth HLS
 Fund..............................    4,845   14,878     (10,033)
Hartford Stock HLS Fund............   12,249   21,491      (9,242)
Hartford U.S. Government Securities
 HLS Fund..........................    2,569   33,574     (31,005)

_____________________________________ SA-46 ____________________________________

                                                           NET
                                      UNITS    UNITS     INCREASE
SUB-ACCOUNT                          ISSUED   REDEEMED  (DECREASE)
-----------                          -------  --------  ----------
Hartford Value Opportunites HLS
 Fund..............................    4,098   32,926     (28,828)
ING VP Emerging Markets Fund.......    3,718    2,865         853
ING VP Natural Resources Trust.....    1,953      558       1,395
AIM VI. Health Sciences Fund.......    1,039    2,027        (988)
AIM V.I. Technology Fund...........    1,325    7,277      (5,952)
AIM V.I. Core Stock Fund...........      284    5,123      (4,839)
MFS Emerging Growth Series.........      276      579        (303)
MFS High Income Series.............      288    2,747      (2,459)
MFS Strategic Income Series........    --         425        (425)
Neuberger Berman AMT Limited
 Maturity Bond Portfolio...........       35    6,258      (6,223)
Neuberger Berman AMT Partners
 Portfolio.........................      460    3,641      (3,181)
Pioneer Fund VCT Portfolio.........    8,535      186       8,349
Pioneer Growth Opportunities VCT
 Portfolio.........................    3,396    2,665         731
The Strong Mid Cap Growth Fund
 II................................      669    5,424      (4,755)
Van Eck Worldwide Bond Fund........    3,768    2,044       1,724
Van Eck Worldwide Hard Assets
 Fund..............................    5,186    1,181       4,005

**** During 2005, the Company is disclosing the changes in units outstanding rather than the shares outstanding presented in prior periods.

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        ---------  ------------  --------------  -------  ----------  -----------
AMERICAN CENTURY VP BALANCED FUND
  2005  Lowest contract charges        9,079   $18.115408     $  164,472      0.45%       1.83%        4.46%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges       11,528    17.341349        199,906      0.45%       1.47%        9.29%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges        5,086    15.867981         80,708      0.45%       2.73%       18.92%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges        5,264    13.343030         70,242      0.31%     --            (7.33)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
  2005  Lowest contract charges        3,347    13.679562         45,783      0.45%     --            21.52%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges        4,066    11.257483         45,778      0.45%     --             7.10%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges        4,447    10.511068         46,746      0.45%     --            19.93%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges        4,652     8.764090         40,770      0.31%     --           (21.86)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
ALLIANCEBERNSTEIN VPS INTERNATIONAL PORTFOLIO
  2005  Lowest contract charges        9,260    16.047664        148,598      0.45%       0.48%       18.63%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges       10,166    13.527539        137,522      0.45%       0.27%       17.09%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges       14,013    11.553105        161,896      0.45%       0.13%       31.00%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       17,707     8.818909        156,160      0.31%       0.06%      (16.74)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --

_____________________________________ SA-48 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        ---------  ------------  --------------  -------  ----------  -----------
ALLIANCEBERNSTEIN MONEY MARKET PORTFOLIO
  2005  Lowest contract charges       24,181   $13.240331     $  320,167      0.45%       2.30%        1.87%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges       30,787    12.997379        400,148      0.45%       0.63%        0.26%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges       80,464    12.964253      1,043,158      0.45%       0.55%        0.08%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges      153,929    12.953735      1,993,957      0.31%       0.73%        0.43%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO
  2005  Lowest contract charges        8,622    22.006170        189,737      0.45%     --            14.63%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges        9,657    19.197835        185,388      0.45%     --             8.13%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges       14,816    17.754168        263,045      0.45%     --            23.11%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       32,143    14.421067        463,541      0.31%     --           (20.23)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
FEDERATED AMERICAN LEADERS FUND II
  2005  Lowest contract charges        9,067    20.944422        189,895      0.45%       1.47%        4.55%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges       10,485    20.032799        210,047      0.45%       1.24%        9.29%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges        9,009    18.330567        165,140      0.45%       1.49%       27.12%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges        8,651    14.419885        124,750      0.31%     --           (18.12)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        ---------  ------------  --------------  -------  ----------  -----------
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES FUND II
  2005  Lowest contract charges       13,106   $15.489364     $  203,000      0.45%       4.04%        1.57%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges       13,948    15.249995        212,706      0.45%       4.35%        3.15%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges       13,650    14.785029        201,811      0.45%       4.73%        1.91%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       24,906    14.508435        361,358      0.31%     --             6.26%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
FEDERATED HIGH INCOME BOND FUND II
  2005  Lowest contract charges        1,456    16.333150         23,786      0.45%       8.66%        2.20%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges        2,948    15.982268         47,111      0.45%       7.30%        9.96%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges        4,530    14.534031         65,845      0.45%       7.36%       21.67%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges        7,746    11.945703         92,534      0.31%     --            (3.44)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
FEDERATED CAPITAL INCOME FUND II
  2005  Lowest contract charges          376    12.774966          4,798      0.45%       5.78%        5.81%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges        2,986    12.073866         36,048      0.45%       4.34%        9.51%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges        3,046    11.025674         33,585      0.45%       6.36%       20.13%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges        2,858     9.178114         26,233      0.31%     --           (19.21)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --

_____________________________________ SA-50 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        ---------  ------------  --------------  -------  ----------  -----------
GARTMORE GVIT DEVELOPING MARKETS FUND
  2005  Lowest contract charges        6,994   $15.794105     $  110,468      0.45%       0.56%       30.93%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges       10,150    12.063325        122,440      0.45%       0.61%       19.26%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges        7,717    10.115487         78,061      0.44%       0.05%       58.98%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges        4,487     6.362592         28,551      0.31%       0.11%      (19.74)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD ADVISERS HLS FUND
  2005  Lowest contract charges      224,444     3.785112        849,546      1.35%       2.88%        5.80%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges      369,396     3.577676      1,321,579      1.36%       1.80%        2.35%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges      579,757     3.495449      2,026,513      1.35%       2.42%       16.90%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges      637,250     2.990023      1,905,391      0.93%       3.56%      (10.02)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD BLUE CHIP STOCK HLS FUND
  2005  Lowest contract charges      102,271    18.710236      1,913,507      1.35%       0.78%        4.43%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges      147,219    17.916823      2,637,693      1.35%       0.19%        7.44%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges      183,265    16.675799      3,056,091      1.35%       0.04%       27.56%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges      214,585    13.072493      2,805,156      0.93%     --           (19.06)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        ---------  ------------  --------------  -------  ----------  -----------
HARTFORD TOTAL RETURN BOND HLS FUND
  2005  Lowest contract charges      421,345   $ 2.688479     $1,132,777      1.35%       6.40%        1.08%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges      678,887     2.659888      1,805,763      1.35%       5.13%        3.22%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges      580,016     2.576883      1,494,632      1.35%       3.65%        6.40%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges    1,118,413     2.421879      2,708,660      0.92%       4.61%        7.45%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2005  Lowest contract charges       94,037     1.888606        177,598      1.35%       0.93%       14.00%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges      100,497     1.656714        166,495      1.33%       0.70%       17.77%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges       13,404     1.406795         18,857      1.24%       1.24%       40.68%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD CAPITAL OPPORTUNITIES HLS FUND
  2005  Lowest contract charges       21,007     6.211830        130,494      1.35%       0.37%       (1.56)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges       22,443     6.310475        141,626      1.35%       0.41%        8.46%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges       22,807     5.818275        132,700      1.35%       0.36%       25.68%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       23,064     4.629555        106,776      0.93%     --           (23.00)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2005  Lowest contract charges       24,153     1.363445         32,931      1.33%       5.46%        4.73%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --

_____________________________________ SA-52 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        ---------  ------------  --------------  -------  ----------  -----------
HARTFORD GLOBAL LEADERS HLS FUND
  2005  Lowest contract charges       31,906   $25.754559     $  821,714      1.35%       0.75%        1.21%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges       40,772    25.445733      1,037,478      1.35%       0.52%       17.59%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges       48,552    21.639602      1,050,641      1.35%       0.40%       33.76%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       64,084    16.178210      1,036,759      0.93%       0.96%      (17.30)%
        Highest contract charges      10,110     7.187427         72,665      0.93%       0.38%      (13.16)%
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD DISCIPLINED EQUITY HLS FUND
  2005  Lowest contract charges       93,212    23.363372      2,177,751      1.35%       1.03%        5.15%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges      126,965    22.218925      2,821,032      1.35%       0.92%        6.96%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges      196,614    20.773885      4,084,446      1.35%       1.19%       27.09%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       20,806     4.868391        101,292      0.93%     --           (19.29)%
        Highest contract charges       9,221     4.693288         43,277      0.93%     --           (21.53)%
        Remaining contract
        charges                      255,773      --           4,180,733      --        --           --
HARTFORD GROWTH HLS FUND
  2005  Lowest contract charges       22,991     1.288948         29,635      1.28%     --             4.93%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2005  Lowest contract charges      194,932     6.214487      1,211,405      1.35%       0.19%       14.75%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges      256,451     5.415672      1,388,854      1.35%     --            15.61%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges      290,554     4.684257      1,361,031      1.35%     --            41.87%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges      424,251     3.301923      1,400,847      0.93%     --           (23.33)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        ---------  ------------  --------------  -------  ----------  -----------
HARTFORD HIGH YIELD HLS FUND
  2005  Lowest contract charges       46,888   $14.027960     $  657,738      1.35%       6.75%        0.76%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges       66,212    13.922540        921,836      1.35%       4.91%        5.96%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges       72,499    13.138961        952,565      1.35%       3.89%       21.53%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       96,354    10.810925      1,041,677      0.93%       6.51%       (6.50)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD INDEX HLS FUND
  2005  Lowest contract charges       17,109    17.443801        298,446      0.45%       1.84%        4.03%
        Highest contract charges      94,503    18.611062      1,758,797      1.35%       1.58%        3.10%
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges       20,095    16.767469        336,948      0.45%       1.12%        9.90%
        Highest contract charges     154,213    18.051207      2,783,739      1.35%       0.95%        8.91%
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges       24,424    15.257272        372,646      0.45%       1.44%       27.56%
        Highest contract charges     284,457    16.573850      4,714,541      1.35%       1.21%       26.42%
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       21,654    11.961142        259,012      0.31%       1.19%      (17.80)%
        Highest contract charges     399,819    13.110654      5,241,885      0.93%       1.22%      (18.30)%
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  2005  Lowest contract charges        2,984     1.342521          4,007      1.32%       7.84%       13.90%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  2005  Lowest contract charges        2,877     1.790688          5,152      --        --            15.13%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2005  Lowest contract charges      238,718     1.777224        424,254      1.35%     --            13.08%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges      310,723     1.571597        488,331      1.35%       0.68%       16.50%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges      383,090     1.349008        516,791      1.25%       0.84%       34.90%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       59,965     9.201424        551,767      0.93%     --           (19.26)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --

_____________________________________ SA-54 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        ---------  ------------  --------------  -------  ----------  -----------
HARTFORD INTERNATIONAL STOCK HLS FUND
  2005  Lowest contract charges       38,400   $18.744993     $  719,800      1.35%       1.37%        9.91%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges       49,036    17.055706        836,339      1.35%       0.29%       13.77%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges       69,565    14.992047      1,042,920      1.35%       2.33%       28.27%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges      104,211    11.687669      1,217,989      0.93%     --           (13.96)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD LARGECAP GROWTH HLS FUND
  2005  Lowest contract charges       80,579     9.109448        734,029      1.35%       0.82%       (0.36)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges      142,465     9.142445      1,302,482      1.35%       0.04%       10.04%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges      209,623     8.308041      1,741,554      1.35%     --            21.77%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges      228,040     6.822901      1,555,897      0.93%     --           (21.12)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD MIDCAP STOCK HLS FUND
  2005  Lowest contract charges       54,097    13.606476        736,074      1.35%       0.02%        3.14%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges       80,224    13.191788      1,058,300      1.35%       0.13%       11.32%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges       86,869    11.850074      1,029,408      1.35%       0.17%       29.29%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       78,186     9.165374        716,610      0.93%     --           (18.71)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        ---------  ------------  --------------  -------  ----------  -----------
HARTFORD MONEY MARKET HLS FUND
  2005  Lowest contract charges      127,979   $ 1.714714     $  219,447      1.34%       2.78%        1.47%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges      164,588     1.689946        278,144      1.36%       0.91%       (0.41)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges      332,316     1.696902        563,907      1.36%       0.77%       (0.60)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges      739,543     1.707196      1,262,546      0.93%       0.90%      --
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD SMALLCAP VALUE HLS FUND
  2005  Lowest contract charges       71,664    21.866661      1,567,061      1.35%       1.30%        6.66%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges      102,128    20.500498      2,093,677      1.35%       0.65%       12.46%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges      116,486    18.229857      2,123,532      1.35%       0.51%       36.60%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges      109,303    13.345282      1,458,680      0.93%     --           (21.27)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD SMALLCAP GROWTH HLS FUND
  2005  Lowest contract charges       35,643    27.956459        996,439      1.35%       0.34%        9.53%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges       49,531    25.523286      1,264,190      1.35%     --            13.88%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges       59,564    22.411946      1,334,934      1.35%     --            48.05%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       83,803    15.138100      1,268,611      0.93%     --           (26.13)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --

_____________________________________ SA-56 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        ---------  ------------  --------------  -------  ----------  -----------
HARTFORD STOCK HLS FUND
  2005  Lowest contract charges      190,988   $ 1.413203     $  269,905      1.35%       1.91%        8.15%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges      183,795     1.306701        240,166      1.35%       1.10%        2.77%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges      193,037     1.271457        245,439      1.25%       1.27%       27.15%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       22,582     7.818789        176,566      0.93%       1.20%      (18.42)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  2005  Lowest contract charges       32,206    23.162151        745,971      1.35%       2.98%        0.19%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges       43,511    23.117766      1,005,871      1.35%       3.46%        0.70%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges       74,516    22.956680      1,710,636      1.35%       1.35%        0.78%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges      149,888    22.779788      3,414,432      0.92%     --             7.14%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD VALUE HLS FUND
  2005  Lowest contract charges        2,522     1.130665          2,852      1.33%      14.68%        4.55%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2005  Lowest contract charges       41,994    23.177599        973,316      1.35%       1.27%        6.87%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges       62,686    21.687414      1,359,505      1.35%       0.29%       17.28%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges       91,514    18.491775      1,692,248      1.35%       0.56%       39.98%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges      120,802    13.210798      1,595,896      0.93%     --           (20.28)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD EQUITY INCOME HLS FUND
  2005  Lowest contract charges        1,976     1.199229          2,370      1.31%      18.70%        2.37%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        ---------  ------------  --------------  -------  ----------  -----------
ING VP NATURAL RESOURCES TRUST
  2005  Lowest contract charges        6,295   $23.275564     $  146,522      0.45%       0.04%       42.21%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges        3,520    16.366942         57,613      0.45%       1.08%       12.16%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges        2,125    14.592673         31,009      0.45%     --            29.94%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges        1,866    11.230070         20,965      0.32%       0.45%      (10.35)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
  2005  Lowest contract charges          605    10.269692          6,216      0.40%     --             1.92%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
AIM V.I. HEALTH CARE FUND
  2005  Lowest contract charges        6,843    20.383928        139,494      0.45%     --             7.66%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges        9,551    18.933125        180,831      0.45%     --             7.09%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges       10,539    17.680161        186,338      0.45%     --            27.21%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       12,373    13.898552        171,969      0.31%     --           (17.62)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
AIM V.I. TECHNOLOGY FUND
  2005  Lowest contract charges       12,289    12.308106        151,255      0.45%     --             1.72%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges       24,580    12.100547        297,429      0.45%     --             4.16%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges       30,532    11.616845        354,691      0.45%     --            44.64%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       31,219     8.031808        250,745      0.31%     --           (33.62)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --

_____________________________________ SA-58 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        ---------  ------------  --------------  -------  ----------  -----------
AIM V.I. CORE STOCK FUND
  2005  Lowest contract charges        2,574   $15.789305     $   40,648      0.45%       0.38%        2.89%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges        3,867    15.345871         59,338      0.45%       0.70%        3.77%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges        8,706    14.787999        128,741      0.45%       1.19%       22.05%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges        8,872    12.116737        107,497      0.31%       2.14%      (17.13)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
MFS EMERGING GROWTH SERIES
  2005  Lowest contract charges          472    17.929840          8,466      0.45%     --             8.70%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges          488    16.494872          8,048      0.45%     --            12.45%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges          791    14.668334         11,604      0.45%     --            29.64%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges        6,174    11.314430         69,857      0.31%     --           (24.28)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
MFS HIGH INCOME SERIES
  2005  Lowest contract charges        2,175    16.261032         35,364      0.45%       6.52%        1.70%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges        2,319    15.989376         37,077      0.45%       4.02%        8.66%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges        4,778    14.715094         70,312      0.45%       6.84%       17.43%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       12,066    12.531160        151,202      0.31%     --            (0.34)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        ---------  ------------  --------------  -------  ----------  -----------
MFS STRATEGIC INCOME SERIES
  2005  Lowest contract charges        1,455   $15.004669     $   21,828      0.45%       6.89%        1.43%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges        1,676    14.793340         24,799      0.45%       5.23%        7.25%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges        2,101    13.793767         28,982      0.45%       5.25%        9.88%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges        2,369    12.553012         29,740      0.31%     --             6.59%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
NEUBERGER BERMAN AMT LIMITED MATURITY BOND FUND
  2005  Lowest contract charges        1,939    13.748814         26,665      0.45%       2.14%        0.99%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges        3,737    13.614332         50,874      0.45%       3.09%        0.33%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges        9,960    13.569986        135,159      0.45%       4.00%        1.96%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       12,712    13.308572        169,180      0.31%     --             3.91%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
NEUBERGER BERMAN AMT PARTNERS PORTFOLIO
  2005  Lowest contract charges        1,826    18.971704         34,649      0.45%       0.95%       17.52%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges        1,568    16.144003         25,315      0.45%       0.01%       18.44%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges        4,749    13.630397         64,731      0.45%     --            34.48%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges        4,223    10.135482         42,806      0.31%     --           (23.93)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --

_____________________________________ SA-60 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        ---------  ------------  --------------  -------  ----------  -----------
PIONEER FUND VCT PORTFOLIO
  2005  Lowest contract charges        2,290   $10.871085     $   24,897      0.45%       1.18%        5.70%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges        8,349    10.285190         85,870      0.04%     --             2.85%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges        9,673    12.062753        116,678      0.45%       0.66%       24.22%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       21,449     9.711024        208,292      0.31%       1.32%      (19.23)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
  2005  Lowest contract charges        9,797    20.279087        198,669      0.45%     --             6.21%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges       11,200    19.093796        213,854      0.45%     --            21.78%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
VAN ECK WORLDWIDE BOND FUND
  2005  Lowest contract charges        1,343    15.472974         20,779      0.45%       9.08%       (3.47)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges        2,886    16.028761         46,258      0.45%       4.33%        8.66%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges        1,162    14.751171         17,136      0.45%       1.67%       17.63%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges        1,525    12.540005         19,127      0.30%     --            18.03%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
VAN ECK WORLDWIDE HARD ASSETS FUND
  2005  Lowest contract charges        7,077    20.870747        147,698      0.45%       0.22%       50.99%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2004  Lowest contract charges        4,939    13.822619         68,272      0.44%       0.07%       23.42%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges          934    11.199452         10,456      0.46%       0.08%       44.43%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges           63     7.754362            490      0.31%     --           (14.21)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        ---------  ------------  --------------  -------  ----------  -----------
WELLS FARGO ADVANTAGE DISCOVERY FUND
  2005  Lowest contract charges        1,596   $20.317107     $   32,436      0.44%     --            20.94%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --

  * This represents the annualized contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Fund and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests.
*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

   Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

   MORTALITY AND EXPENSE RISK CHARGES:

   The Company will make certain deductions ranging from 0.45% to 1.25% of the contract's value for mortality and expense risks undertaken by the Company.

   These charges are a reduction in unit values.

   ADMINISTRATIVE CHARGES:

   The Company will make certain deductions of 0.10% of the contract's value for annual fund operating expenses provided for by the Company.

   These charges are a reduction in unit values.

   ANNUAL MAINTENANCE FEE:

   An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $25,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   These charges are a redemption of units.

_____________________________________ SA-62 ____________________________________

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Union Security Life Insurance Company of New York:

In our opinion, the accompanying balance sheets and the related statements of operations, changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of Union Security Life Insurance Company of New York (the "Company"), a direct wholly owned subsidiary of Assurant, Inc. at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
March 10, 2006
Minneapolis, Minnesota

              UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
                               BALANCE SHEETS
                       AT DECEMBER 31, 2005 AND 2004

                                                                                                      DECEMBER 31,
                                                                                                --------------------------
                                                                                                   2005           2004
                                                                                                --------------------------
                                                                                                  (in thousands except
                                                                                                    number of shares)
ASSETS
   Investments:
   Fixed maturities available for sale, at fair value (amortized cost - $113,980 in 2005           119,604        125,201
     and $116,275 in 2004)                                                                      $              $
   Equity securities available for sale, at fair value (cost - $9,046 in 2005 and $8,514
     in 2004)                                                                                        8,790          8,571
   Commercial mortgage loans on real estate at amortized cost                                       13,996          9,125
   Policy loans                                                                                         98             80
   Short-term investments                                                                            3,341          4,575
   Other investments                                                                                 3,028          3,565
                                                                                                --------------------------
                                                                         TOTAL INVESTMENTS         148,857        151,117
                                                                                                --------------------------
Cash and cash equivalents                                                                            2,863          5,360
Premiums and accounts receivable, net                                                                3,359          4,858
Reinsurance recoverables                                                                            94,660         93,607
Due from affiliates                                                                                    327            582
Accrued investment income                                                                            1,605          1,701
Tax receivable                                                                                         122          1,250
Deferred acquisition costs                                                                           1,437          1,123
Deferred income taxes, net                                                                           1,999          1,481
Goodwill                                                                                             2,038          2,038
Other assets                                                                                            84             95
Assets held in separate accounts                                                                    25,343         32,446
                                                                                                --------------------------
                                                                              TOTAL ASSETS      $  282,694     $  295,658
                                                                                                --------------------------


            SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

              UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
                               BALANCE SHEETS
                       AT DECEMBER 31, 2005 AND 2004

                                                                                                      DECEMBER 31,
                                                                                                --------------------------
                                                                                                   2005           2004
                                                                                                --------------------------
                                                                                                  (in thousands except
                                                                                                    number of shares)
LIABILITIES
   Future policy benefits and expenses                                                          $   35,762     $   29,168
   Unearned premiums                                                                                14,008         20,902
   Claims and benefits payable                                                                     135,176        139,270
   Commissions payable                                                                               4,463          5,001
   Reinsurance balances payable                                                                      2,596          2,509
   Funds held under reinsurance                                                                         83             89
   Deferred gain on disposal of businesses                                                           5,454          6,492
   Accounts payable and other liabilities                                                            3,366          8,292
   Liabilities related to separate accounts                                                         25,343         32,446
                                                                                                --------------------------
                                                                         TOTAL LIABILITIES         226,251        244,169
                                                                                                --------------------------
   Commitments and contingencies (Note 14)                                                      $       --     $       --
STOCKHOLDER'S EQUITY
   Common stock, par value $20 per share, 100,000 shares authorized, issued, and
     outstanding                                                                                     2,000          2,000
   Additional paid-in capital                                                                       43,006         43,006
   Retained earnings                                                                                 7,948            644
   Accumulated other comprehensive income                                                            3,489          5,839
                                                                                                --------------------------
                                                                TOTAL STOCKHOLDER'S EQUITY          56,443         51,489
                                                                                                --------------------------
                                                TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY      $  282,694     $  295,658
                                                                                                --------------------------


            SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

              UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
                          STATEMENTS OF OPERATIONS
                YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                                                 YEARS ENDED
                                                                                                 DECEMBER 31,
                                                                                     -------------------------------------
                                                                                       2005          2004         2003
                                                                                     -------------------------------------
                                                                                                (in thousands)
REVENUES
   Net earned premiums and other considerations                                      $  59,598     $  65,593    $  69,206
   Net investment income                                                                 8,756         9,738       10,315
   Net realized gain on investments                                                        146           819          646
   Amortization of deferred gain on disposal of businesses                               1,038         1,575        1,896
   Fees and other income                                                                    31           305          306
                                                                                     -------------------------------------
                                                                  TOTAL REVENUES        69,569        78,030       82,369
                                                                                     -------------------------------------
BENEFITS, LOSSES AND EXPENSES
   Policyholder benefits                                                                34,571        42,732       45,114
   Amortization of deferred acquisition costs                                              981           247          774
   Underwriting, general and administrative expenses                                    16,656        18,442       23,237
                                                                                     -------------------------------------
                                             TOTAL BENEFITS, LOSSES AND EXPENSES        52,208        61,421       69,125
                                                                                     -------------------------------------
Income before income taxes                                                              17,361        16,609       13,244
Income taxes                                                                             5,957         4,632        4,507
                                                                                     -------------------------------------
                                                                      NET INCOME     $  11,404     $  11,977    $   8,737
                                                                                     -------------------------------------


            SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

              UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
               STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                                             Accumulated
                                                               Additional                       Other
                                                   Common       Paid-in       Retained      Comprehensive
                                                   Stock        Capital       Earnings      Income (Loss)        Total
                                                 ------------------------------------------------------------------------
                                                                 (in thousands except number of shares)
Balance, January 1, 2003                           $ 2,000      $ 43,006      $  20,139        $  5,928        $  71,073
   Comprehensive income (loss):
   Net income                                           --            --          8,737              --            8,737
   Net change in unrealized gains on
     securities                                         --            --             --             941              941
   Other                                                --            --           (213)            213               --
                                                 ------------------------------------------------------------------------
                  TOTAL COMPREHENSIVE INCOME                                                                       9,678
                                                 -------------------------------------------------------------------------
Balance, December 31, 2003                           2,000        43,006         28,663           7,082           80,751
   Dividends on common stock                            --            --        (40,000)             --          (40,000)
   Comprehensive income (loss):
   Net income                                           --            --         11,977              --           11,977
   Net change in unrealized gains on
     securities                                         --            --             --          (1,239)          (1,239)
Other                                                                                 4              (4)              --
                                                 ------------------------------------------------------------------------
                  TOTAL COMPREHENSIVE INCOME                                                                      10,738
                                                 -------------------------------------------------------------------------
Balance, December 31, 2004                           2,000        43,006            644           5,839           51,489
   Dividends on common stock                            --            --         (4,100)             --           (4,100)
   Comprehensive income (loss):                         --            --             --              --               --
   Net income                                           --            --         11,404              --           11,404
   Net change in unrealized gains on
     securities                                         --            --             --          (2,350)          (2,350)
   Other                                                --            --             --              --               --
                                                 ------------------------------------------------------------------------
                  TOTAL COMPREHENSIVE INCOME                                                                       9,054
                                                 ------------------------------------------------------------------------
Balance, December 31, 2005                         $ 2,000      $ 43,006      $   7,948        $  3,489        $  56,443
                                                 ------------------------------------------------------------------------


            SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

              UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
                          STATEMENTS OF CASH FLOWS
                YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                                                 YEARS ENDED
                                                                                                DECEMBER 31,
                                                                                    --------------------------------------
                                                                                      2005          2004          2003
                                                                                    --------------------------------------
                                                                                               (in thousands)
OPERATING ACTIVITIES
   Net income                                                                       $  11,404     $  11,977     $   8,737
   Adjustments to reconcile net income to net cash provided by operating activities:
   Change in reinsurance recoverable                                                   (1,053)        6,844         9,677
   Change in premiums and accounts receivable                                           1,754        (2,663)        1,527
   Change in deferred acquisition costs                                                  (314)         (181)          628
   Change in accrued investment income                                                     96           484           148
   Change in insurance policy reserves and expenses                                    (4,394)       (7,834)      (13,537)
   Change in accounts payable and other liabilities                                    (4,926)         (379)          716
   Change in commissions payable                                                         (538)        1,190           (37)
   Change in reinsurance balances payable                                                  87           574          (872)
   Change in funds held under reinsurance                                                  (6)           (5)         (167)
   Amortization of deferred gain on disposal of businesses                             (1,038)       (1,575)       (1,896)
   Change in income taxes                                                               1,875          (794)          (83)
   Net realized gains on investments                                                     (146)         (819)         (646)
   Other                                                                                   57          (166)           18
                                                                                    --------------------------------------
                                      NET CASH PROVIDED BY OPERATING ACTIVITIES         2,858         6,653         4,213
                                                                                    --------------------------------------
INVESTING ACTIVITIES
   Sales of:
   Fixed maturities available for sale                                                 18,531        57,159        30,892
   Equity securities available for sale                                                 1,143         4,376         2,486
   Other invested assets                                                                  537           454           284
   Maturities, prepayments, and scheduled redemption of:
   Fixed maturities available for sale                                                 15,909        11,035        22,010
   Purchase of:
   Fixed maturities available for sale                                                (32,020)      (28,388)      (43,359)
   Equity securities available for sale                                                (1,700)       (3,330)       (8,986)
   Other invested assets                                                                   --        (1,807)           --
   Change in commercial mortgage loans on real estate                                  (4,871)       (5,325)       (3,800)
   Change in short term investments                                                     1,234         3,516        (4,697)
   Change in policy loans                                                                 (18)          (43)          (13)
                                                                                    --------------------------------------
                            NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES     $  (1,255)    $  37,647     $  (5,183)
                                                                                    --------------------------------------
FINANCING ACTIVITIES
   Dividends paid                                                                   $  (4,100)    $ (40,000)           --
                                                                                    --------------------------------------
                                          NET CASH USED IN FINANCING ACTIVITIES        (4,100)      (40,000)           --
                                                                                    --------------------------------------
   Change in cash and cash equivalents                                                 (2,497)        4,300          (970)
   Cash and cash equivalents at beginning of period                                     5,360         1,060         2,030
                                                                                    --------------------------------------
   Cash and cash equivalents at end of period                                       $   2,863     $   5,360     $   1,060
                                                                                    --------------------------------------
Supplemental information:
   Income taxes paid                                                                $   4,081     $   5,428     $   4,544


            SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005, 2004 AND 2003
(IN THOUSANDS EXCEPT SHARE DATA)
------------------------------------------------------------------------------

NOTE 1. NATURE OF OPERATIONS

Union Security Life Insurance Company of New York (the "Company"), formerly known as First Fortis Life Insurance Company, is a provider of life and health insurance products. The Company is a wholly owned subsidiary of Assurant, Inc. (the "Parent"). Assurant, Inc. is traded on the New York Stock Exchange under the symbol AIZ.

The Company is domiciled in New York and is qualified to sell life, health and annuity insurance in the state of New York. The Company's revenues are derived principally from group employee benefits and credit products. The Company offers insurance products, including life insurance policies, annuity contracts, and group life, accident and health insurance policies.

Effective September 6, 2005, the Company changed its name from First Fortis Life Insurance Company in association with the Parent's initial public offering on February 5, 2004.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Dollar amounts are presented in U.S. dollars and all amounts are in thousands except for number of shares and per share amounts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. The most significant items on the Company's balance sheet affected by the use of estimates are investments, reinsurance recoverables, deferred acquisition costs ("DAC"), deferred income taxes, goodwill, future policy benefits and expenses, unearned premiums, claims and benefits payable, deferred gain on disposal of business, and commitments and contingencies. The estimates are sensitive to market conditions, investment yields, mortality, morbidity, commissions and other acquisition expenses, policyholder behavior and other factors. Actual results could differ from the estimates reported. The Company believes the amounts reported are reasonable and adequate.

COMPREHENSIVE INCOME

Comprehensive income is comprised of net income and other comprehensive income, which includes foreign currency translation and unrealized gains and losses on securities classified as available for sale, less deferred income taxes.

RECLASSIFICATIONS

Certain prior period amounts have been reclassified to conform to the 2005 presentation.

REVENUE RECOGNITION

The Company recognizes and reports revenue when realized or realizable and earned. Revenue generally is realized or realizable and earned when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed or determinable, and collectibility is reasonably assured.

INVESTMENTS

Fixed maturities and equity securities are classified as available-for-sale and reported at fair value. If the fair value is higher than the amortized cost for debt securities or the purchase cost for equity securities, the excess is an unrealized gain; and if lower than cost, the difference is an unrealized loss. The net unrealized gains and losses, less deferred income taxes are included in accumulated other comprehensive income.

Commercial mortgage loans on real estate are reported at unpaid balances, adjusted for amortization of premium or discount, less allowance for losses.

Policy loans are reported at unpaid principal balances, which do not exceed the cash surrender value of the underlying policies.

Short-term investments include all investment cash and short maturity investments. These amounts are reported at cost, which approximates fair value.

Other investments consist primarily of investments in joint ventures, partnerships, and invested assets associated with a modified coinsurance arrangement. The joint ventures and partnerships are valued according to the equity method of accounting. The invested assets related to a modified coinsurance arrangements are classified as trading securities and are reported at fair value.

The Company monitors its investment portfolio to identify investments that may be other than temporarily impaired. Changes in individual security values are monitored in order to identify potential credit problems. In addition, securities whose market price is equal to 85% or less of their original purchase price are added to the impairment watchlist, which is discussed at monthly meetings attended by members of the Company's investment, accounting and finance departments. Any security whose price decrease is deemed other-than-temporary is written down to its then current market level with the amount of the writedown reported as a realized loss in that period. Assessment factors include, but are not limited to, the financial condition and rating of the issuer, any collateral held and the length of time the market value of the security has been below cost. Realized gains and losses on sales of investments and declines in value judged to be other-than-temporary are recognized on the specific identification basis.

Investment income is reported as earned net of investment expenses.

The Company anticipates prepayments of principal in the calculation of the effective yield for mortgage-backed securities and structured securities. The majority of the Company's mortgage-backed securities and structured securities are of high credit quality. The retrospective method is used to adjust the effective yield.

CASH AND CASH EQUIVALENTS

The Company considers cash on hand, all operating cash and working capital cash to be cash equivalents. These amounts are carried principally at cost, which approximates fair value. Cash balances are reviewed at the end of each reporting period to determine if negative cash balances exist. If negative cash balances do exist, the cash accounts are netted with other positive cash accounts of the same bank providing the right of offset exists between the accounts. If the right of offset does not exist, the negative cash balances are reclassified to accounts payable.

RECEIVABLES

The Company reports a receivable when revenue has been recognized and reported but not collected. The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability to collect payments.

REINSURANCE

Reinsurance recoverables include amounts related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policyholder benefits and policyholder contract deposits. The cost of reinsurance is recognized over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies. Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and are reported in the balance sheets. The cost of reinsurance related to long-duration contracts is recognized over the life of the underlying reinsured policies. The ceding of insurance does not discharge the Company's primary liability to insureds. An estimated allowance for doubtful accounts is recorded on the basis of periodic evaluations of balances due from reinsurers, reinsurer solvency, management's experience, and current economic conditions.

Reinsurance balances payable are reported for reinsurance assumed based upon ceding entities' estimations.

Funds held under reinsurance represent amounts contractually held from assuming companies in accordance with reinsurance agreements.

Reinsurance premiums assumed are calculated based upon payments received from ceding companies together with accrual estimates, which are based on both payments received and in force policy information received from ceding companies. Any subsequent differences arising on such estimates are recorded in the period in which they are determined.

INCOME TAXES

The Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of Assurant. Income tax expense or credit is allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a tax allocation agreement.

Current federal income taxes are charged to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are recognized for temporary differences between the financial reporting basis and income tax basis of assets and liabilities, based on enacted tax laws and statutory tax rates applicable to the periods in which we expect the temporary differences to reverse. The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

DEFERRED ACQUISITION COSTS

The costs of acquiring new business that vary with and are primarily related to the production of new business are deferred to the extent that such costs are deemed recoverable from future premiums or gross profits. Acquisition costs primarily consist of commissions, policy issuance expenses, and certain direct marketing expenses.

Loss recognition testing is performed annually and reviewed quarterly. Such testing involves the use of best estimate assumptions including the anticipation of interest income to determine if anticipated future policy premiums are adequate to recover all DAC and related claims, benefits and expenses. To the extent a premium deficiency exists, it is recognized immediately by a charge to the statement of operations and a corresponding reduction in DAC. If the premium deficiency is greater than unamortized DAC, a liability will be accrued for the excess deficiency.

Long Duration Contracts

Acquisition costs on the Fortis Financial Group ("FFG") and Long-Term Care ("LTC") disposed businesses were written off when the businesses were sold.

Short Duration Contracts

Acquisition costs relating to monthly pay credit insurance business consist mainly of direct marketing costs and are deferred and amortized over the estimated average terms and balances of the underlying contracts.

Acquisition costs relating to group term life, group disability and group dental consist primarily of new business underwriting, field sales support, commissions to agents and brokers, and compensation to sales representatives. These acquisition costs are front-end loaded; thus they are deferred and amortized over the estimated terms of the underlying contracts.

GOODWILL

Goodwill represents the excess of acquisition costs over the net fair values of identifiable assets acquired and liabilities assumed in a business combination. Goodwill is deemed to have an indefinite life and is not amortized, but rather tested at least annually for impairment. The goodwill impairment test has two steps. The first identifies potential impairments by comparing the fair value of a reporting unit with its book value, including goodwill. If the fair value of the reporting unit exceeds the carrying amount, goodwill is not impaired and the second step is not required. If the carrying value exceeds the fair value, the second step calculates the possible impairment loss by comparing the implied fair value of goodwill with the carrying amount. If the implied goodwill is less than the carrying amount, a write down is recorded. The fair value is based on an evaluation of ranges of future discounted earnings, public company trading multiples and acquisitions of similar companies. Certain key assumptions considered include forecasted trends in revenues, operating expenses and effective tax rates.

The Company adopted the Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standard ("SFAS") No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS, on January 1, 2002. As part of the adoption of SFAS 142, the Company is required to test goodwill on at least an annual basis. The Company performed a January 1, 2005 impairment test during the first quarter and concluded that goodwill is not impaired. Effective September 30, 2005, the Company changed the date of its annual goodwill impairment test to the fourth quarter based on actual data through October 1st. The Company determined this change in accounting principle is preferable because it will allow management to incorporate this test into the normal flow of the financial planning and reporting cycle and provide more timely analysis on the recoverability of goodwill. The Company's fourth quarter 2005 impairment test also concluded that goodwill is not impaired.

OTHER ASSETS

Other assets include prepaid items and intangible assets. Identifiable intangible assets with finite lives, including costs capitalized relating to developing software for internal use, are amortized on a straight-line basis over their estimated useful lives. The Company tests the intangible assets for impairment whenever circumstances warrant, but at least annually. If impairment exists, then excess of the unamortized balance over the fair value of the intangible assets will be charged to earnings at that time.

SEPARATE ACCOUNTS

Assets and liabilities associated with separate accounts relate to premium and annuity considerations for variable life and annuity products for which the contract-holder, rather than the Company, bears the investment risk. Separate account assets are reported at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying statements of operations.

Prior to April 2, 2001, the Company had issued variable insurance products registered as securities under the Securities Act of 1933. These products featured fixed premiums, a minimum death benefit, and policyholder returns linked to an underlying portfolio of securities. The variable insurance products issued by the Company have been 100% reinsured with The Hartford Financial Services Group Inc. ("The Hartford").

RESERVES

Reserves are established according to GAAP, using generally accepted actuarial methods and are based on a number of factors. These factors include experience derived from historical claim payments and actuarial assumptions to arrive at loss development factors. Such assumptions and other factors include trends, the incidence of incurred claims, the extent to which all claims have been reported, and internal claims processing charges. The process used in computing reserves cannot be exact, particularly for liability coverages, since actual claim costs are dependent upon such complex factors as inflation, changes in doctrines of legal liabilities and damage awards. The methods of making such estimates and establishing the related liabilities are periodically reviewed and updated.

Reserves do not represent an exact calculation of exposure, but instead represent our best estimates, generally involving actuarial projections at a given time, of what we expect the ultimate settlement and administration of a claim or group of claims will cost based on our assessment of facts and circumstances then known. The adequacy of reserves will be impacted by future trends in claims severity, frequency, judicial theories of liability and other factors. These variables are affected by both external and internal events, such as: changes in the economic cycle, changes in the social perception of the value of work, emerging medical perceptions regarding physiological or psychological causes of disability, emerging health issues and new methods of treatment or accommodation, inflation, judicial trends, legislative changes and claims handling procedures.

Many of these items are not directly quantifiable, particularly on a prospective basis. Reserve estimates are refined as experience develops. Adjustments to reserves, both positive and negative, are reflected in the statement of operations of the period in which such estimates are updated. Because establishment of reserves is an inherently uncertain process involving estimates of future losses, there can be no certainty that ultimate losses will not exceed existing claims reserves. Future loss development could require reserves to be increased, which could have a material adverse effect on our earnings in the periods in which such increases are made.

Long Duration Contracts

Future policy benefits and expense reserves on LTC, life insurance policies and annuity contracts that are no longer offered and the traditional life insurance contracts within the Company are reported at the present value of future benefits to be paid to policyholders and related expenses less the present value of the future net premiums. These amounts are estimated and include assumptions as to the expected investment yield, inflation, mortality, morbidity and withdrawal rates as well as other assumptions that are based on the Company's experience. These assumptions reflect anticipated trends and include provisions for possible unfavorable deviations.

Future policy benefits and expense reserves for universal life insurance policies and investment-type annuity contracts no longer offered and the variable life insurance and investment-type annuity contracts in the Company consist of policy account balances before applicable surrender charges and certain deferred policy initiation fees that are being recognized in income over the terms of the policies. Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances.

Changes in the estimated liabilities are reported as a charge or credit to policyholder benefits as the estimates are revised.

Short Duration Contracts

For short duration contracts, claims and benefits payable reserves are reported when insured events occur. The liability is based on the expected ultimate cost of settling the claims. The claims and benefits payable reserves include (1) case reserves for known but unpaid claims as of the balance sheet date; (2) incurred but not reported ("IBNR") reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date; and (3) loss adjustment expense reserves for the expected handling costs of settling the claims.

For group disability, the case reserves and the IBNR are reported at an amount equal to the net present value of the expected claims future payments. Group long-term disability and group term life waiver of premiums reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio, with adjustments for investment expenses and provisions for adverse deviation. Group long term disability and group term life reserve adequacy studies are performed annually, and morbidity and mortality assumptions are adjusted where appropriate.

Unearned premium reserves are maintained for the portion of the premiums on short duration contracts that is related to the unexpired period of the policies.

Changes in the estimated liabilities are reported as a charge or credit to policyholder benefits as estimates are revised.

DEFERRED GAIN ON DISPOSAL OF BUSINESSES

The Company reports deferred gain on disposal of businesses for disposals utilizing reinsurance. On March 1, 2000, the Company sold its LTC business using a coinsurance contract. On April 2, 2001, the Company sold its annuity business using a modified coinsurance contract. Since the form of sale did not discharge the Company's primary liability to the insureds, the gain on these disposals was deferred and reported as a liability and decreased as it is recognized and reported as revenue over the estimated life of the contracts' terms. The Company reviews and evaluates the estimates affecting the deferred gain on disposal of businesses annually or when significant information affecting the estimates becomes known to the Company.

PREMIUMS

Long Duration Contracts

Premiums for LTC insurance and traditional life insurance contracts within the annuity business are recognized and reported as revenue when due from the policyholder. For universal life insurance and investment-type annuity contracts within the annuity business, revenues consist of charges assessed against policy balances. For the annuity business and LTC businesses previously sold, all revenue is ceded.

Short Duration Contracts

The Company's short duration contracts are those on which the Company recognizes and reports revenue on a pro-rata basis over the contract term. The Company's short duration contracts primarily include group term life, group disability, dental, and credit life and disability.

FEE INCOME

The Company primarily derives income from fees received from providing administrative services. Fee income is recognized and reported when services are performed.

UNDERWRITING, GENERAL AND ADMINISTRATIVE EXPENSES

Underwriting, general and administrative expenses consist primarily of commissions, premium taxes, licenses, fees, amortization of DAC, salaries and personnel benefits and other general operating expenses. These expenses are reported as incurred.

LEASES

The Company reports expenses for operating leases on a straight-line basis over the lease term.

CONTINGENCIES

The Company follows SFAS No. 5, ACCOUNTING FOR CONTINGENCIES ("SFAS No. 5"). This requires the Company to evaluate each contingent matter separately. A loss is reported if reasonably estimable and probable. The Company establishes reserves for these contingencies at the best estimate, or if no one estimated number within the range of possible losses is more probable than any other, the Company reports an estimated reserve at the low end of the estimated range. Contingencies affecting the

Company include litigation matters which are inherently difficult to evaluate and are subject to significant changes.

RECENT ACCOUNTING PRONOUNCEMENTS

In December 2004, FASB issued Statement of Financial Accounting Standards No. 123 (revised 2004), SHARE-BASED PAYMENT ("FAS 123R") which replaces Statement of Financial Accounting Standards No. 123, SHARE-BASED PAYMENT and supersedes Accounting Principles Board Opinion No. 25, ACCOUNTING FOR STOCK ISSUED TO EMPLOYEES. FAS 123R requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values. The pro forma disclosures previously permitted under FAS 123 no longer will be an alternative to financial statement recognition. Under FAS 123R, the company must determine the appropriate fair value model to be used for valuing share-based payments, the amortization method for compensation cost, and the transition method to be used at date of adoption. The permitted transition methods include either retrospective or prospective adoption. Under the retrospective option, prior periods may be restated either as of the beginning of the year of adoption or for all periods presented for all unvested stock options beginning with the first period presented. The prospective method requires that compensation expense be recorded for all unvested stock options at the beginning of the first quarter of adoption of FAS 123R. In April 2005, the Securities and Exchange Commission approved a new rule for public companies which delays the effective date of FAS 123R. Under the new rule, public companies are required to adopt FAS 123R in the first annual period after June 15, 2005, and, therefore, the Company is required to adopt FAS 123R by the first quarter of 2006. Except for this deferral of the effective date, the guidance in FAS 123R is unchanged. The Company does not expect the adoption of FAS 123R to have a material impact on the Company's financial statements.

In June 2005, the FASB issued Statement of Financial Accounting Standards No. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS, A REPLACEMENT OF APB OPINION NO. 20, ACCOUNTING CHANGES, AND STATEMENT NO. 3, REPORTING ACCOUNTING CHANGES IN INTERIM FINANCIAL STATEMENTS" ("FAS 154"). FAS 154 changes the accounting and reporting of a change in accounting principle. Prior to FAS 154, the majority of voluntary changes in accounting principles were required to be recognized as a cumulative effect adjustment within net income during the period of the change. FAS 154 requires retrospective application to prior period financial statements unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. FAS 154 is effective for accounting changes made in fiscal years beginning after December 15, 2005 but does not change the transition provisions of any existing accounting pronouncements. The Company does not believe the adoption of FAS 154 will have a material effect on our consolidated financial position or results of operations.

In September 2005, the AICPA issued Statement of Position 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS, ("SOP 05-1"). SOP 05-1 provides guidance on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a new contract that is substantially different from the replaced contract are accounted for as an extinguishment of the replaced contract, and the associated unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be reported as an expense immediately. Modifications resulting in a new contract that is substantially the same as the replaced contract are accounted for as a continuation of the replaced contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the requirements of SOP 05-1 and the potential impact on the Company's financial statements.

In February 2006, the FASB issued SFAS No. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS--AN AMENDMENT OF FASB STATEMENTS NO. 133 AND 140 ("SFAS 155"). This statement resolves issues addressed in SFAS 133 Implementation Issue No. D1, APPLICATION OF STATEMENT 133 TO BENEFICIAL INTEREST IN SECURITIZED FINANCIAL ASSETS. SFAS 155 (a) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (b) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (c) establishes a requirement to evaluate beneficial interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (d) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (e) eliminates restrictions on a qualifying special-purpose entity's ability to hold passive derivative financial instruments that pertain to beneficial interests that are or contain a derivative financial instrument. SFAS 155 also requires presentation within the financial statements that identifies those hybrid financial instruments for which the fair value election has been applied and information on the income statement impact of the changes in fair value of those instruments. The Company is required to apply SFAS 155 to all financial instruments acquired, issued or subject to a remeasurement event beginning January 1, 2007. The Company does not expect the adoption of SFAS 155 to have a material impact on the Company's financial statements.

NOTE 3. INVESTMENTS

The amortized cost and fair value of fixed maturities and equity securities as of December 31, 2005 were as follows:

                                                                  Cost or          Gross          Gross
                                                                 Amortized      Unrealized     Unrealized
                                                                    Cost           Gains         Losses        Fair Value
                                                                ----------------------------------------------------------
FIXED MATURITIES
BONDS:
   United States Government and government agencies and
     authorities                                                 $   21,735       $   716         $ (167)      $   22,284
   States, municipalities and political subdivisions                  3,326           250             --            3,576
   Foreign governments                                                2,798           218            (18)           2,998
   Public utilities                                                  15,493           987            (20)          16,460
   All other corporate bonds                                         70,628         3,969           (311)          74,286
                                                                ----------------------------------------------------------
                                    TOTAL FIXED MATURITIES          113,980         6,140           (516)         119,604
                                                                ----------------------------------------------------------
EQUITY SECURITIES
   Non-redeemable preferred stocks:
   Non-sinking fund preferred stocks                                  9,046            60           (316)           8,790
                                                                ----------------------------------------------------------
                                   TOTAL EQUITY SECURITIES       $    9,046       $    60         $ (316)      $    8,790
                                                                ----------------------------------------------------------


The amortized cost and fair value of fixed maturities as of December 31, 2004 were as follows:

                                                                  Cost or          Gross          Gross
                                                                 Amortized      Unrealized     Unrealized
                                                                    Cost           Gains         Losses        Fair Value
                                                                ----------------------------------------------------------
FIXED MATURITIES
BONDS:
   United States Government and government agencies and
     authorities                                                 $   21,001       $   698         $ (22)       $   21,677
   States, municipalities and political subdivisions                  2,777           276            --             3,053
   Foreign governments                                                2,842           209            (5)            3,046
   Public utilities                                                  16,376         1,670            (1)           18,045
   All other corporate bonds                                         73,279         6,172           (71)           79,380
                                                                ----------------------------------------------------------
                                      TOTAL FIXED MATURITIES     $  116,275       $ 9,025         $ (99)       $  125,201
                                                                ----------------------------------------------------------
EQUITY SECURITIES
   Non-redeemable preferred stocks:
   Non-sinking fund preferred stocks                             $    8,514       $   142         $ (85)       $    8,571
                                                                ----------------------------------------------------------
                                     TOTAL EQUITY SECURITIES     $    8,514       $   142         $ (85)       $    8,571
                                                                ----------------------------------------------------------

The amortized cost and fair value of fixed maturities at December 31, 2005 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                Amortized Cost      Fair Value
                                                               --------------------------------
Due in one year or less                                           $    3,719        $    3,762
Due after one year through five years                                 17,855            18,468
Due after five years through ten years                                32,776            33,734
Due after ten years                                                   36,590            40,656
                                                               --------------------------------
Total                                                                 90,940            96,620
Mortgage and asset backed securities                                  23,040            22,984
                                                               --------------------------------
                                                    TOTAL         $  113,980        $  119,604
                                                               --------------------------------


Proceeds from sales of available for sale securities were $19,674, $61,535, and $33,378 during 2005, 2004 and 2003, respectively. Gross gains of $498, $1,474 and $1,247 and gross losses of $332, $427 and $560 were realized on sales of fixed maturities and equity securities in 2005, 2004 and 2003, respectively.

Major categories of net investment income were as follows:

                                                                       YEARS ENDED
                                                                      DECEMBER 31,
                                                            ----------------------------------
                                                             2005        2004         2003
                                                            ----------------------------------
Fixed maturities                                            $ 7,135     $ 8,517     $   9,677
Equity securities                                               581         719           528
Commercial mortgage loans on real estate                        645         337            --
Policy loans                                                      7           4             3
Short-term investments                                          158          98            61
Other investments                                               275         185           185
Cash and cash equivalents                                       180          --            --
Investment expenses                                            (225)       (122)         (139)
                                                            ----------------------------------
                                 NET INVESTMENT INCOME      $ 8,756     $ 9,738     $  10,315
                                                            ----------------------------------


The net realized gains (losses) recorded in income for 2005, 2004 and 2003 are summarized as follows:

                                                                          YEARS ENDED
                                                                         DECEMBER 31,
                                                                  ----------------------------
                                                                   2005      2004       2003
                                                                  ----------------------------
Fixed maturities                                                  $  172    $ 1,060     $ 628
Equity securities                                                    (26)       (13)       21
                                                                  ----------------------------
Total marketable securities                                          146      1,047       649
Other                                                                 --       (228)       (3)
                                                                  ----------------------------
                                                       TOTAL      $  146    $   819     $ 646
                                                                  ----------------------------


The Company recorded $20, $0 and $38 of pre-tax realized losses in 2005, 2004 and 2003, respectively, associated with other-than-temporary declines in value of available for sale securities.

The investment category and duration of the Company's gross unrealized losses on fixed maturities and equity securities at December 31, 2005 were as follows:

                                       Less than 12 months           12 Months or More                  Total
                                    -------------------------------------------------------------------------------------
                                                   Unrealized                   Unrealized                   Unrealized
                                    Fair Value       Losses      Fair Value       Losses      Fair Value       Losses
                                    -------------------------------------------------------------------------------------
FIXED MATURITIES
BONDS:
   United States Government
     and government agencies
     and authorities                $     8,996   $       (154)  $       496   $        (13)  $     9,492   $       (167)
   States, municipalities and
     political subdivisions                  --             --            --             --            --             --
   Foreign governments                    1,516            (18)           --             --         1,516            (18)
   Public utilities                       1,030            (17)           48             (3)        1,078            (20)
   All other corporate bonds             12,593           (268)          707            (43)       13,300           (311)
                                    -------------------------------------------------------------------------------------
        TOTAL FIXED MATURITIES      $    24,135   $       (457)  $     1,251   $        (59)  $    25,386   $       (516)
                                    -------------------------------------------------------------------------------------
EQUITY SECURITIES
COMMON STOCKS:
   Public utilities                 $        --   $         --   $        --   $         --   $        --   $         --
   Banks, trusts and
     insurance companies                     --             --            --             --            --             --
   Industrial, miscellaneous
     and all other                           --             --            --             --            --             --
NON-REDEEMABLE PREFERRED
   STOCKS:
   Non-sinking fund preferred
     stocks                               5,168           (176)        1,878           (140)        7,046           (316)
                                    -------------------------------------------------------------------------------------
       TOTAL EQUITY SECURITIES      $     5,168   $       (176)  $     1,878   $       (140)  $     7,046   $       (316)
                                    -------------------------------------------------------------------------------------

The total unrealized loss represents less than 3% of the aggregate fair value of the related securities. Approximately 76% of these securities in an unrealized loss position have been in a continuous loss position for less than twelve months. The total unrealized losses on securities that were in a continuous unrealized loss position for longer than six months but less than 12 months were approximately $158, with no security with a book value greater than $1,000 having a market value below 98% of book value.

As part of the Company's ongoing monitoring process, the Company regularly reviews its investment portfolio to ensure that investments that may be other than temporarily impaired are identified on a timely basis and that any impairment is charged against earnings in the proper period. The Company has reviewed these securities and concluded that there were no additional other than temporary impairments as of December 31, 2005. Due to issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and their continued expectations to do so, as well as the Company's evaluation of the fundamentals of the issuers' financial condition, the Company believes that the securities in an unrealized loss status are not impaired and intends to hold them until recovery.

The Company has made commercial mortgage loans, collateralized by the underlying real estate, on properties located throughout the United States. At December 31, 2005, approximately 71% of the outstanding principal balance of commercial mortgage loans was concentrated in the states of New York, Washington, and Minnesota. A potential loss reserve based on historical data adjusted for current expectations is maintained and is typically between 1.25% and 2.25% of commercial mortgage loans on real estate. As of December 31, 2005 the reserve was approximately 1.4% of the unpaid principal of our commercial mortgage loans, or $200.

The Company had fixed maturities carried at $438 and $959 at December 31, 2005 and 2004, respectively, on deposit with various governmental authorities as required by law.

NOTE 4. INCOME TAXES

The Company is subject to U.S. taxes. Starting in 2003, it is part of the U.S. consolidated federal income tax return with its parent, Assurant, Inc. Information about the Company's current and deferred tax expense is as follows:

                                                                                                   YEARS ENDED
                                                                                                   DECEMBER 31,
                                                                                         ---------------------------------
                                                                                           2005        2004        2003
                                                                                         ---------------------------------
CURRENT EXPENSE:
Federal                                                                                  $  5,209    $  2,406    $  3,837
                                                                                         ---------------------------------
                                                               TOTAL CURRENT EXPENSE        5,209       2,406       3,837
                                                                                         ---------------------------------
DEFERRED EXPENSE
Federal                                                                                       748       2,226         670
                                                                                         ---------------------------------
                                                              TOTAL DEFERRED EXPENSE          748       2,226         670
                                                                                         ---------------------------------
                                                            TOTAL INCOME TAX EXPENSE     $  5,957    $  4,632    $  4,507
                                                                                         ---------------------------------


A reconciliation of the federal income tax rate to the Company's effective income tax rate is as follows:

                                                                                                 DECEMBER 31,
                                                                                       ----------------------------------
                                                                                         2005        2004         2003
                                                                                       ----------------------------------
FEDERAL INCOME TAX RATE                                                                  35.0%       35.0%        35.0%
RECONCILING ITEMS:
   Tax exempt interest                                                                   (0.2)       (0.3)        (0.2)
   Dividends received deduction                                                          (0.2)       (0.4)        (0.7)
   Permanent nondeductible expenses                                                       0.3          --          0.2
   Change in reserve for prior year taxes                                                (0.4)       (6.0)          --
   Other                                                                                 (0.2)       (0.4)        (0.3)
                                                                                       ----------------------------------
                                                       EFFECTIVE INCOME TAX RATE:        34.3%       27.9%        34.0%
                                                                                       ----------------------------------

The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

                                                                                                         DECEMBER 31,
                                                                                                     ---------------------
                                                                                                       2005        2004
                                                                                                     ---------------------
DEFERRED TAX ASSETS:
   Policyholder and separate account reserves                                                        $     --    $    404
   Accrued liabilities                                                                                    136         166
   Deferred acquisition costs                                                                           1,073       1,300
   Deferred gains on reinsurance                                                                        1,909       2,272
   Investment adjustment                                                                                  115          19
   Other assets                                                                                           723         464
                                                                                                     ---------------------
                                                                       GROSS DEFERRED TAX ASSETS        3,956       4,625
                                                                                                     ---------------------
DEFERRED TAX LIABILITIES:
   Policyholder and separate account reserves                                                              78          --
   Unrealized gains on fixed maturities and equities                                                    1,879       3,144
                                                                                                     ---------------------
                                                                  GROSS DEFERRED TAX LIABILITIES        1,957       3,144
                                                                                                     ---------------------
                                                                   NET DEFERRED INCOME TAX ASSET     $  1,999    $  1,481
                                                                                                     ---------------------


As of December 31, 2005, the Company had capital loss carryforwards for U.S. federal income tax purposes. Capital loss carryforwards related to other assets in the table above total $2,065 and will expire in 2010 if unused.

NOTE 5. STOCKHOLDER'S EQUITY

The Board of Directors of the Company has authorized 100,000 shares of common stock with a stated value of $20 per share. All the shares are issued and outstanding as of December 31, 2005 and 2004. All the outstanding shares at December 31, 2005 are owned by Assurant, Inc. (see Note 1). The Company paid dividends of $4,100, $40,000, and $0 at December 31, 2005, 2004 and 2003,
respectively.

The maximum amount of dividends which can be paid by the State of New York insurance companies to shareholders without prior approval of the Insurance Commissioner is subject to restrictions relating to statutory surplus (see Note
6).

NOTE 6. STATUTORY INFORMATION

Statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the New York Department of Commerce. Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules.

The principal differences between statutory accounting principles ("SAP") and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP; 2) the value of business acquired is not capitalized under SAP but is under GAAP; 3) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which ervices are provided; 4) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 5) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 6) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 7) certain assets are not admitted for purposes of determining surplus under SAP; 8) methodologies used to determine the amounts of deferred taxes and goodwill are different under SAP than under GAAP; and 9) the criteria for obtaining reinsurance accounting treatment is different under SAP than under GAAP.

Reconciliations of net income and stockholder's equity on the basis of statutory accounting to the related amounts presented in the accompanying statements were as follows:

                                                                       Net Income                  Shareholder's Equity
                                                           --------------------------------------------------------------
                                                             2005         2004          2003        2005         2004
                                                           --------------------------------------------------------------
Based on statutory accounting practices                    $  10,538    $  11,088     $ 10,190    $  49,026    $  43,039
Deferred policy acquisition costs                                314          181         (628)       1,437        1,123
Deferred and uncollected premiums                                (87)       1,006         (932)         162          104
Policy reserves                                                  602          591         (798)       2,614        2,002
Investment valuation difference                                   --           --           --        5,035        8,636
Commissions                                                      534           99          426          (11)        (134)
Deferred taxes                                                    --           --           --           --       (1,305)
Deferred gain on disposal of businesses                          211          320        1,896       (5,451)      (6,492)
Unearned ceding fee                                              147          612           --         (448)        (827)
Amounts payable reinsurance ceded                                 --           --           --          942           25
Funds held under reinsurance treaty unauthorized
   reinsurer                                                      --           --           --           --           --
Realized gains (losses) on investments                           118          497          547           --           --
Amortization of goodwill                                          --           --           --        2,038        2,038
Income taxes                                                    (747)      (2,226)        (339)         681        1,481
Pension                                                         (149)        (154)         (61)        (450)        (300)
Amortization of IMR                                              (77)         (37)          (5)          --           --
Reinsurance in unauthorized companies                             --           --           --           --           48
Interest maintenance reserve                                      --           --           --          596          569
Asset valuation reserve                                           --           --           --        1,012        1,182
Agents balances                                                   --           --           --           (3)          54
Other                                                             --           --       (1,559)        (737)         246
                                                           --------------------------------------------------------------
                            BASED ON GENERALLY ACCEPTED
                                  ACCOUNTING PRINCIPLES    $  11,404    $  11,977     $  8,737    $  56,443    $  51,489
                                                           --------------------------------------------------------------


Insurance enterprises are required by State Insurance Departments to adhere to minimum risk-based capital (RBC) requirements developed by the NAIC. The Company exceeds the minimum RBC requirements.

Dividend distributions to the Parent are restricted as to the amount by state regulatory requirements. A dividend is extraordinary when combined with all other dividends and distributions made with in the preceding 12 months exceeds the greater of 10% of the insurers surplus as regards to policyholders on December 31 of the next preceding year, or the net gain from operations. In 2005, the Company declared and paid dividends of $4,100, all of which were ordinary. In 2004, the Company declared and paid dividends of $40,000, of which $7,160 was ordinary and $32,840 was extraordinary. In 2003, the Company declared no dividends. The Company has the ability, under state regulatory requirements, to dividend up to $4,703 to its parent in 2006 without permission from New York regulators.

NOTE 7. REINSURANCE

In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance for the years ended December 31:

                                                                         2005          2004
                                                                       ------------------------
Ceded future policy holder benefits and expense                        $  35,688     $  29,085
Ceded unearned premium                                                    12,167        18,139
Ceded claims and benefits payable                                         44,225        44,291
Ceded paid losses                                                          2,580         2,092
                                                                       ------------------------
                                                            TOTAL      $  94,660     $  93,607
                                                                       ------------------------

The changes in direct premiums and premiums ceded were as follows:

                                                              YEARS ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------
                                         2005                           2004                           2003
                             --------------------------------------------------------------------------------------------
                               Long       Short               Long       Short               Long      Short
                             Duration   Duration    Total   Duration   Duration    Total   Duration   Duration    Total
                             --------------------------------------------------------------------------------------------
---------------------------
Gross earned
Premiums and
   considerations             $11,247    $70,879   $82,126   $10,930    $79,285   $90,215   $11,442    $97,379   $108,821
Premiums assumed                   --     11,402    11,402        --     13,174    13,174        --      6,513     6,513
Premiums ceded                (11,247)   (22,683)  (33,930)  (10,930)   (26,866)  (37,796)  (11,442)   (34,686)  (46,128)
                             --------------------------------------------------------------------------------------------
   NET EARNED PREMIUMS AND    $    --    $59,598   $59,598   $    --    $65,593   $65,593   $    --    $69,206   $69,206
      OTHER CONSIDERATIONS
---------------------------  --------------------------------------------------------------------------------------------
Gross policyholder            $17,931    $44,880   $62,811   $19,628    $46,939   $66,567   $22,637    $61,514   $84,151
   benefits
---------------------------
Benefits assumed                   --      8,384     8,384        --     15,304    15,304        --      6,785     6,785
Benefits ceded                (17,925)   (18,699)  (36,624)  (19,619)   (19,520)  (39,139)  (22,628)   (23,194)  (45,822)
                             --------------------------------------------------------------------------------------------
 NET POLICYHOLDER BENEFITS    $     6    $34,565   $34,571   $     9    $42,723   $42,732   $     9    $45,105   $45,114
---------------------------  --------------------------------------------------------------------------------------------


The Company utilizes ceded reinsurance for loss protection and capital management and business divestitures.

LOSS PROTECTION AND CAPITAL MANAGEMENT

As part of the Company's overall risk and capacity management strategy, the Company purchases reinsurance for certain risks underwritten by the Company, including significant individual or catastrophic claims, and to free up capital to enable the Company to write additional business.

Under indemnity reinsurance transactions in which the Company is the ceding insurer, the Company remains liable for policy claims if the assuming company fails to meet its obligations. To limit this risk, the Company has control procedures in place to evaluate the financial condition of reinsurers and to monitor the concentration of credit risk to minimize this exposure. The selection of reinsurance companies is based on criteria related to solvency and reliability and, to a lesser degree, diversification as well as on developing strong relationships with the Company's reinsurers for the sharing of risks.

BUSINESS DIVESTITURES

The Company has used reinsurance to exit certain businesses. Assets backing ceded liabilities related to this business are held in trust for the benefit of the Company and are reflected in the Company's balance sheet.

In 2001, the Company entered into a reinsurance agreement with the Hartford for the sale of its annuity business. The reinsurance recoverable from the Hartford was $5,840 and $5,559 as of December 31, 2005 and 2004, respectively. The Company would be responsible to administer this business in the event of a default by reinsurers. In addition, under the reinsurance agreement, the Hartford is obligated to contribute funds to increase the value of the separate account assets relating to modified guaranteed annuity business sold if such value declines below the value of the associated liabilities. If the Hartford fails to fulfill these obligations, the Company will be obligated to make these payments.

In 2000, the Company divested its LTC operations to John Hancock. Reinsurance recoverable from John Hancock was $36,278 and $28,862 as of December 31, 2005 and 2004, respectively.

NOTE 8. RESERVES

The following table provides reserve information by major lines of business as of:

                                              DECEMBER 31, 2005                            DECEMBER 31, 2004
                                  ----------------------------------------------------------------------------------------
                                  Future Policy                  Claims and    Future Policy                  Claims and
                                  Benefits and     Unearned       Benefits     Benefits and     Unearned       Benefits
                                    Examples       Premiums       Payable        Expenses       Premiums       Payable
                                  ----------------------------------------------------------------------------------------
LONG DURATION CONTRACTS:
   FFG and other disposed
     businesses                     $  35,762      $   4,125     $    4,038      $  29,168      $   2,648     $    2,689
SHORT DURATION CONTRACTS:
   Group term life                         --             63         18,632             --            103         20,045
   Group disability                        --            218         93,253             --            129         92,641
   Medical                                 --              4          1,279             --              6          2,144
   Dental                                  --             33          1,598             --             95          1,939
   Credit Life and Disability              --          9,565         16,376             --         17,921         19,389
   Other                                   --             --             --             --             --            423
                                  ----------------------------------------------------------------------------------------
                        TOTAL       $  35,762      $  14,008     $  135,176      $  29,168      $  20,902     $  139,270
------------------------------    ----------------------------------------------------------------------------------------

The Company's short duration contract group disability category includes short and long term disability products. Claims and benefits payable for long-term disability have been discounted at 5.25%. The December 31, 2005 and 2004 liabilities include $63,686 and $64,386, respectively, of such reserves. The amount of discounts deducted from outstanding reserves as of December 31, 2005 and 2004 are $20,946 and $20,747, respectively.

NOTE 9. FAIR VALUE DISCLOSURES

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS ("FAS 107") requires disclosure of fair value information about financial instruments, as defined therein, for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the balance sheets. In the measurement of the fair value of certain financial instruments, if quoted market prices were not available other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. Additionally, FAS 107 excludes certain financial instruments including those related to insurance contracts.

In estimating the fair value of the financial instruments presented, the Company used the following methods and assumptions:

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS: the carrying amount reported approximates fair value because of the short maturity of the instruments.

FIXED MATURITY SECURITIES: the fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

EQUITY SECURITIES: fair value of equity securities and non-sinking fund preferred stocks is based upon quoted market prices.

COMMERCIAL MORTGAGE LOANS AND POLICY LOANS: the fair values of mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Mortgage loans with similar characteristics are aggregated for purposes of the calculations. The carrying amounts of policy loans are reported in the balance sheets at amortized cost, which approximates fair value.

OTHER INVESTMENTS: the fair values of joint ventures are based on financial statements provided by partnerships or members. The invested assets related to a modified coinsurance arrangement and the AIP are classified as trading securities and are reported at fair value. The carrying amounts of the remaining other investments approximate fair value.

POLICY RESERVES UNDER INVESTMENT PRODUCTS: the fair values for the Company's policy reserves under the investment products are determined using cash surrender value.

SEPARATE ACCOUNT ASSETS AND LIABILITIES: separate account assets and liabilities are reported at their estimated fair values in the balance sheet.




                                                                         DECEMBER 31, 2005           DECEMBER 31, 2004
                                                                      ----------------------------------------------------
                                                                       Carrying       Fair        Carrying        Fair
                                                                        Value         Value         Value        Value
                                                                      ----------------------------------------------------
FINANCIAL ASSETS
   Cash and cash equivalents                                          $    2,863    $   2,863     $   5,360    $    5,360
   Fixed maturities                                                      119,604      119,604       125,201       125,201
   Equity securities                                                       8,790        8,790         8,571         8,571
   Commercial mortgage loans on real estate                               13,996       14,355         9,125         9,627
   Policy loans                                                               98           98            80            80
   Short-term investments                                                  3,341        3,341         4,575         4,575
   Other investments                                                       3,028        3,028         3,565         3,565
   Assets held in separate accounts                                       25,343       25,343        32,446        32,446
FINANCIAL LIABILITIES
   Policy reserves under investment products (Individual and
     group annuities, subject to discretionary withdrawal)            $    5,462    $   5,402     $   5,286    $    5,177
   Liabilities related to separate accounts                               25,343       25,343        32,446        32,446
                                                                      ----------------------------------------------------


The fair value of the Company's liabilities for insurance contracts other than investment-type contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

NOTE 10. RETIREMENT AND OTHER EMPLOYEE BENEFITS

The Parent sponsors a defined benefit pension plan and certain other post retirement benefits covering employees and certain agents who meet eligibility requirements as to age and length of service. Plan assets of the defined benefit plans are not specifically identified by each participating subsidiary. Therefore, a breakdown of plan assets is not reflected in these financial statements. The Company has no legal obligation for benefits under these plans. The benefits are based on years of service and career compensation. The Parent's pension plan funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus additional amounts as the Parent may determine to be appropriate from time to time up to the maximum permitted, and to charge each subsidiary an allocable amount based on its employee census. Pension cost allocated to the Company amounted to approximately $124, $108 and $61 for 2005, 2004 and 2003, respectively.

The Company participates in a contributory profit sharing plan, sponsored by our Parent, covering employees and certain agents who meet eligibility requirements as to age and length of service. Benefits are payable to participants on retirement or disability and to the beneficiaries of participants in the event of death. For employees hired on or before December 31, 2000, the first 3% of an employee's contribution is matched 200% by the Company. The second 2% is matched 50% by the Company. For employees hired after December 31, 2000, the first 3% of an employee's contribution is matched 100% by the Company. The second 2% is matched 50% by the Company. The amount expensed was approximately $33, $15 and $42 for 2005, 2004 and 2003, respectively.

With respect to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by our Parent. Health care benefits, either through the Parent's sponsored retiree plan for retirees under age 65 or through a cost offset for individually purchased Medigap policies for retirees over age 65, are available to employees who retire on or after January 1, 1993, at age 55 or older, with 10 years or more service. Life insurance, on a retiree pay all basis, is available to those who retire on or after January 1, 1993. During 2005, 2004 and 2003 the Company incurred expenses related to retirement benefits of $25, $37 and $23, respectively.

NOTE 11. DEFERRED POLICY ACQUISITION COSTS

Information regarding deferred policy acquisition costs follows:

                                      DECEMBER 31,
                             -------------------------------
                              2005       2004        2003
                             -------------------------------
Beginning Balance            $ 1,123    $   942     $ 1,570
Costs deferred                 1,295        428         146
Amortization                    (981)      (247)       (774)
                             -------------------------------
         ENDING BALANCE      $ 1,437    $ 1,123     $   942
                             -------------------------------


NOTE 12. GOODWILL

Information regarding goodwill follows:

                                     DECEMBER 31,
                           ---------------------------------
                             2005        2004        2003
                           ---------------------------------
Beginning Balance          $  2,038    $  2,038    $  1,971
Acquisitions                     --          --          67
                           ---------------------------------
       ENDING BALANCE      $  2,038    $  2,038    $  2,038
                           ---------------------------------


NOTE 13. RELATED PARTY TRANSACTIONS

The Company received various services from the Parent. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information systems, actuarial and other administrative functions. The fees paid for these services for years ended December 31, 2005, 2004 and 2003 were $9,137, $4,192 and $4,236, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating as a separate company.

The Company cedes group liability business to its affiliate, Union Security Insurance Company ("USIC"). The Company has ceded $6,588, $6,526 and $5,847 of premium to USIC in 2005, 2004 and 2003, respectively. The Company has ceded $24,879, $23,533 and $22,096 of reserves in 2005, 2004 and 2003, respectively, to USIC.

NOTE 14. COMMITMENTS AND CONTINGENCIES

The Company leases office space and equipment under operating lease arrangements. Certain facility leases contain escalation clauses based on increases in the lessors' operating expenses. At December 31, 2005, the aggregate future minimum lease payment under operating lease agreements that have initial or non-cancelable terms in excess of one year are:

2006                                                $   718
2007                                                    555
2008                                                    558
2009                                                    179
2010 and thereafter                                     119
                                                    --------
TOTAL MINIMUM FUTURE LEASE PAYMENTS                 $ 2,129
                                                    --------


Rent expense was $623, $333 and $405 for 2005, 2004 and 2003 respectively.

The Company is regularly involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. The Company may from time to time be subject to a variety of legal and regulatory actions relating to the Company's current and past business operations. While the Company cannot predict the outcome of any pending or future litigation, examination or investigation, the Company does not believe that any pending matter will have a material adverse effect on the Company's business, financial condition or results of operations.

                                    PART C

                              OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  All financial statements are included in Part A and Part B of the Registration Statement.

(b)  (1)   Resolution of the Board of Directors of First Fortis Life Insurance Company authorizing the establishment of the Separate Account.(1)

     (2)   Not applicable.

     (3)   (a)  Form of Principal Underwriter and Servicing Agreement.(1)

     (3)   (b)  Form of Dealer Sales Agreement.(1)

     (4)   Form of Variable Annuity Contract.(2)

     (5)   Form of Application.(2)

     (6)   (a)  Amended and Restated Charter of Union Security Life Insurance Company of New York.(4)

     (6)   (b)  By-laws of Union Security Life Insurance Company of New York.(4)

     (7)   Reinsurance Contract and Administrative Services Contract.(1)

     (8)   Form of Participation Agreement.(3)

     (9)   Opinion and consent of Douglas R. Lowe, Esq., corporate counsel of Union Security Life Insurance
           Company of New York.

     (10)  (a)  Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

     (10)  (b)  Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm

     (11)  No financial statements are omitted.

     (12)  Not applicable.

     (99)  Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement File No. 33-71686 filed with the Commission on April 19, 2002.

(2) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement, File No. 33-71688, dated April 19, 2002.

(3) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-79701, dated April 19, 2002.

(4) Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, File No. 033-71688, dated October 21, 2005.

ITEM 25.  DIRECTORS AND OFFICERS OF DEPOSITOR

NAME AND ADDRESS                                        POSITION AND OFFICES WITH DEPOSITOR
-----------------                    --------------------------------------------------------------------------
P. Bruce Camacho (3)                 President, Chief Executive Officer, Chairman of the Board and Director
Terry J. Kryshak (1)                 Senior Vice President and Director
Ranell M. Jacobson (2)               Treasurer and Director
Melissa T. Hall (3)                  Assistant Treasurer and Director
Lesley G. Silvester (3)              Director
Allen R. Freedman                    Director
525 County Hwy. 40
Charlotteville, NY 12036
Dale Edward Gardner                  Director
Gardner & Buhl
Bridge Street
Roxbury, NY 12474
Esther L. Nelson                     Director
899 Wiley Town Road
Fly Creek, NY 13337
H. Carroll Mackin                    Director
7 Gates Road
Edna, NH 03750
Paula M. SeGuin (1)                  Chief Administrative Officer, Vice President and Assistant Secretary
Douglas R. Lowe (2)                  Secretary
Miles Yakre (3)                      Corporate Actuary

(1) Address: 308 Maltbie St., Suite 200, Syracuse, NY 13204.

(2) Address: Assurant, Inc., 576 Bielenberg Drive, Woodbury, MN 55125.

(3) Address: Assurant, Inc., One Chase Manhattan Plaza, New York, NY 10005.

ITEM 26.  PERSONS CONTROLLED BY OR UNDER CONTROL WITH THE DEPOSITOR OR
          REGISTRANT.

    Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement File No. 333-79701 filed with the Commission on April 7, 2006.

ITEM 27.  NUMBER OF CONTRACT OWNERS

    As of January 31, 2006 there were 662 Contract Owners.

ITEM 28.  INDEMNIFICATION

    Union Security Life Insurance Company of New York's By-Laws provide for indemnity and payment of expenses of Union Security's officers and directors in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable New York law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and for a purpose that he reasonably believed to be in, or not opposed to, the best interests of the Company, and, in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful. No indemnification is further permitted to an individual if there has been an adjudication, and a judgement rendered adverse to the individual seeking indemnification, finding that the acts were committed in bad faith, as the result of active and deliberate dishonesty, or that there was personal gain, financial profit, or other advantage which he or she was not otherwise legally entitled.

    There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

    Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

   (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

    Union Security Life Insurance Company of New York - Separate Account A

    Union Security Insurance Company - Variable Account C

    Union Security Insurance Company - Variable Account D

   (b)  Officers and Directors of Woodbury Financial Services, Inc.:

NAME AND PRINCIPAL
BUSINESS ADDRESS                                                   TITLE
-------------------------------  ---------------------------------------------------------------------------
Richard Fergesen*                Chief Financial Officer, Assistant Treasurer and Financial Principal
Walter R. White*                 Director and Chief Operating Officer
Brian Murphy*                    Director, President and Chief Executive Officer
John C. Walters**                Director
Richard G. Costello***           Assistant Secretary
Sarah J. Harding**               Assistant Secretary

------------

*   Address: 500 Bielenberg Drive, Woodbury, MN 55125.

**  200 Hopmeadow Street, Simsbury CT 06089

*** Hartford Plaza, Hartford, CT 06115

   (c)  None.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books, records or other documents required to be kept by
    Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Union Security Life Insurance Company of New York:        308 Maltbie Street, Suite 200, Syracuse, NY 13204
Woodbury Financial Services, Inc.:                        500 Bielenberg Drive, Woodbury, MN 55125
Hartford Administrative Services Company                  500 Bielenberg Drive, Woodbury, MN 55125

ITEM 31.  MANAGEMENT SERVICES

    Effective April 1, 2001, Union Security Life Insurance Company of New York ("Union Security") contracted the administrative servicing obligations for the contracts to Hartford Life Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although Union Security remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of Union Security.

ITEM 32.  UNDERTAKINGS

   (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

   (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

   (d) The Depositor hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, County of Hartford, and State of Connecticut on this 7th day of April, 2006.

SEPARATE ACCOUNT A OF
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
(Registrant)


By:        P. Bruce Camacho                              *By:       /s/ Christopher M. Grinnell
           --------------------------------------------            --------------------------------------------
           P. Bruce Camacho, President,                            Christopher M. Grinnell
           Chief Executive Officer and                             Attorney-in-Fact
           Chairman of the Board*


UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
(Depositor)


By:        P. Bruce Camacho
           --------------------------------------------
           P. Bruce Camacho, President,
           Chief Executive Officer and
           Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

P. Bruce Camacho
     President, Chief Executive Officer and Chairman
     of the Board, Director*
Terry J. Kryshak
     Sr. Vice President and Director*
Ranell M. Jacobson
     Treasurer, Director and Principal Financial
     Officer*
Melissa T. Hall
     Assistant Treasurer, Director*
Lesley G. Silvester,
     Director*
Allen R. Freedman
     Director*                                          *By:       /s/ Christopher M. Grinnell
Dale E. Gardner                                                    Christopher M. Grinnell
     Director*                                                     Attorney-in-Fact
Esther L. Nelson,
     Director*
H. Carroll Mackin
     Director*                                          Date:      April 7, 2006

33-71688

                                EXHIBIT INDEX


    9       Opinion and Consent of Douglas R. Lowe, Esq., corporate counsel of Union Security Life Insurance
            Company of New York.

    10(a)   Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.

    10(b)   Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.

    99      Copy of Power of Attorney.